          As filed with the Securities and Exchange Commission on April 30, 2004

                                                      Registration No. 033-59861
                                                      Registration No. 811-07299
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                        --------------------------------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]
                       Pre-Effective Amendment No.                           [ ]
                       Post-Effective Amendment No. 9                        [X]

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]
                       Pre-Effective Amendment No.                           [ ]
                       Post-Effective Amendment No. 18                       [X]

                        (Check appropriate box or boxes)

                        --------------------------------

                      ANNUITY INVESTORS VARIABLE ACCOUNT A
                           (Exact Name of Registrant)

                  ANNUITY INVESTORS LIFE ASSURANCE COMPANY (R)
                               (Name of Depositor)

                                  P.O. Box 5423
                           Cincinnati, Ohio 45201-5423
              (Address of Depositor's Principal Executive Offices)
                   Depositor's Telephone Number (800) 789-6771

                        --------------------------------

                                        Copy to:
MARK F. MUETHING, ESQ.                  JOHN P. GRUBER, ESQ.
Executive Vice President, General       Vice President
Counsel and Secretary
Annuity Investors Life Insurance        Annuity Investors Life Insurance Company
Company                                 P.O. Box 5423
P.O. Box 5423                           Cincinnati, Ohio 45201-5423
Cincinnati, Ohio 45201-5423
(Name and Address of Agent for Service)

                        --------------------------------

        Approximate Date of Proposed Public Offering: Continuous Offering

It is proposed that this filing will become effective (check appropriate box)

         [ ]  immediately upon filing pursuant to paragraph (b) of rule 485


         [XX] on May 1, 2004 pursuant to paragraph (b) of Rule 485


         [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

         [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

         [ ]  75 days after filing pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

         [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                      ANNUITY INVESTORS VARIABLE ACCOUNT C
                                    033-59861

                  CROSS-REFERENCE SHEET REQUIRED BY RULE 495(a)

FORM N-4 PART A ITEM NO.                                                                     HEADING IN PROSPECTUS
------------------------------------------------------------------------------------------------------------------------------------
1.         Cover Page                                                  Cover Page

2.         Definitions                                                 Definitions; Glossary of Financial Terms

3.         Synopsis                                                    Overview

4.         Condensed Financial Information

           (a)     Accumulation Unit Values                            Condensed Financial Information

           (b)     Performance Data                                    Performance Information

           (c)     Financial Statements                                Financial Statements

5.         General Description of Registrant, Depositor and
           Portfolio Companies

           (a)     Depositor                                           Annuity Investors Life Insurance Company (R)

           (b)     Registrant                                          The Separate Account

           (c)     Portfolio Company                                   The Portfolios

           (d)     Prospectus                                          The Portfolios

           (e)     Voting Rights                                       Voting Rights

6.         Deductions and Expenses

           (a)     Deductions                                          Charges and Deductions

           (b)     Sales Load                                          Contingent Deferred Sales Charge

           (c)     Special Purchase Plans                              Contingent Deferred Sales Charge

           (d)     Commissions                                         Great American Advisors(R), Inc.

           (e)     Portfolio expenses                                  Fee Table

           (f)     Operating expenses                                  Fee Table

7.         Contracts

           (a)     Persons with Rights                                 Persons with Rights Under a Contract; Voting Rights

           (b)     (i) Allocations of Premium Payments                 Purchase Payments

                   (ii) Transfers                                      Transfers

                   (iii) Exchanges                                     Additions, Deletions or Substitutions; Transfers

FORM N-4 PART A ITEM NO.                                                                     HEADING IN PROSPECTUS
------------------------------------------------------------------------------------------------------------------------------------
           (c)     Changes in contracts or operations                  Additions, Deletions or Substitutions

           (d)     Inquiries                                           How Do I Contact the Company?

8.         Annuity Period                                              Benefit Payment Period

9.         Death Benefit                                               Death Benefit

10.        Purchases and Contract Values

           (a)     Purchases                                           Purchase Payments, Investment Options - Allocations; Account
                                                                       Value

           (b)     Valuation                                           Account Value; Definitions; Glossary of Financial Terms

           (c)     Daily Calculation                                   Account Value; Accumulation Units; Definitions; Glossary of
                                                                       Financial Terms

           (d)     Underwriter                                         Great American Advisors(R), Inc.

11.        Redemptions

           (a)     By Owner                                            Surrenders

                   By Annuitant                                        Not Applicable

           (b)     Texas Optional Retirement Program                   Texas Optional Retirement Program

           (c)     Check Delay                                         Surrenders

           (d)     Involuntary Redemption                              Termination

           (e)     Free Look                                           Right to Cancel

12.        Taxes                                                       Federal Tax Matters

13.        Legal Proceedings                                           Legal Proceedings

14.        Table of Contents for Statement of                          Statement of Additional Information
           Additional Information

FORM N-4 PART B ITEM NO.                                                                     HEADING IN SAI OR PROSPECTUS
------------------------------------------------------------------------------------------------------------------------------------
15.        Cover Page Cover Page

16.        Table of Contents                                           Table of Contents

17.        General Information and History                             General Information and History

18.        Services

           (a)     Fees and Expenses of Registrant                     (Prospectus) Fee Table

FORM N-4 PART B ITEM NO.                                                                     HEADING IN SAI OR PROSPECTUS
------------------------------------------------------------------------------------------------------------------------------------
           (b)     Management-Contracts                                Not Applicable

           (c)     Custodian                                           Not Applicable

                       Independent Auditors                            Experts

           (d)     Assets of Registrant                                Not Applicable

           (e)     Affiliated Person                                   Not Applicable

           (f)     Principal Underwriter                               (Prospectus) Great American Advisors(R)

19.        Purchase of Securities Being Offered                        (Prospectus) Great American Advisors(R), Inc.

           Offering Sales Load                                         (Prospectus) Contingent Deferred Sales Charge

20.        Underwriters                                                (Prospectus) Great American Advisors(R), Inc.

21.        Calculation of Performance Data

           (a)     Money Market Funded Subaccounts                     Money Market Subaccount Standardized Yield Calculation

           (b)     Other Subaccounts                                   Average Annual Total Return Calculations; Cumulative Total
                                                                       Return Calculation; Standardized Average Annual Total Return
                                                                       Data; Non-Standardized Average Annual Total Return Data;
                                                                       Other Performance Measures

22.        Annuity Payments                                            (Prospectus) Fixed Dollar Benefit; Variable Dollar Benefit;
                                                                       (SAI) Benefits Units-Transfer Formulas

23.        Financial Statements                                        Financial Statements

PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
ANNUITY INVESTORS(R) VARIABLE ACCOUNT A
PROSPECTUS FOR GROUP FLEXIBLE PREMIUM DEFERRED ANNUITIES

                                                                     May 1, 2004

This prospectus describes group flexible premium deferred annuity contracts (the "Contracts"). Annuity Investors Life Insurance Company(R) (the "Company") is the issuer of the Contracts. The interests of individual participants under a Contract are evidenced by certificates of participation. The description of Contract provisions and values in this prospectus applies to the interests of certificate Owners. The Contracts are available for tax-qualified and non-tax-qualified annuity purchases. All Contracts are designed to be eligible for tax-deferred treatment during the Accumulation Period. The tax treatment of annuities is discussed in the Federal Tax Matters section of this prospectus.

The Contracts offer both variable and fixed investment options. The variable investment options under the Contracts are Subaccounts of Annuity Investors(R) Variable Account A (the "Separate Account"). The Contracts currently offer 26 Subaccounts. Each Subaccount is invested in shares of a registered investment company or a portfolio thereof (each, a "Portfolio"). The Portfolios are listed below.


AIM VARIABLE INSURANCE FUNDS                                              MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
-AIM V.I. Capital Development Fund-Series I Shares                        -Merrill Lynch Basic Value V.I. Fund
-AIM V.I. Government Securities Fund-Series I Shares                      -Merrill Lynch Domestic Money Market V.I. Fund
-AIM V.I. Premier Equity Fund-Series I Shares                             -Merrill Lynch Global Allocation V.I. Fund
                                                                          -Merrill Lynch High Current Income V.I. Fund
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.-
Initial Shares                                                            PBHG INSURANCE SERIES FUND
                                                                          -PBHG Growth II Portfolio
DREYFUS STOCK INDEX FUND-Initial Shares                                   -PBHG Mid-Cap Portfolio
                                                                          -PBHG Select Value Portfolio
DREYFUS VARIABLE INVESTMENT FUND                                          -PBHG Technology & Communications Portfolio
-Dreyfus VIF-Appreciation Portfolio-Initial Shares
-Dreyfus VIF-Developing Leaders Portfolio-Initial Shares                  SCUDDER VIT FUNDS
-Dreyfus VIF-Growth and Income Portfolio-Initial Shares                   -Scudder VIT EAFE(R) Equity Index Fund
                                                                          -Scudder VIT Small Cap Index Fund
JANUS ASPEN SERIES
-Janus Aspen Series Balanced Portfolio Institutional Shares               STRONG OPPORTUNITY FUND II - ADVISOR CLASS
-Janus Aspen Series Capital Appreciation Portfolio Inst. Shares
-Janus Aspen Series Int'l Growth Portfolio Service Shares                 VAN KAMPEN-THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
-Janus Aspen Series Mid Cap Growth Portfolio Inst. Shares                 -Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
-Janus Aspen Series Worldwide Growth Portfolio Inst. Shares               -Van Kampen UIF U.S. Real Estate Portfolio-Class I


This prospectus includes information you should know before investing in the Contracts. This prospectus is not complete without the current prospectuses for the Portfolios. Please keep this prospectus and the Portfolio prospectuses for future reference.

A Statement of Additional Information ("SAI"), dated May 1, 2004, contains more information about the Separate Account and the Contracts. The Company filed the SAI with the Securities and Exchange Commission ("SEC"). It is part of this prospectus. For a free copy, complete and return the form on the last page of this prospectus, or call the Company at 1-800-789-6771. You may also access the SAI (as well as all other documents filed with the SEC with respect to the Contracts, the Separate Account or the Company) at the SEC's Web site: http://www.sec.gov. The registration number is 33-59861. The table of contents for the SAI is printed on the last page of this prospectus.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

These securities may be sold by a bank or credit union, but are not financial institution products.

-        The Contracts are Not FDIC or NCUSIF Insured

- The Contracts are Obligations of the Company and Not of the Bank or Credit Union

- The Bank or Credit Union Does Not Guarantee the Company's Obligations Under the Contracts

-        The Contracts Involve Investment Risk and May Lose Value

                                TABLE OF CONTENTS


DEFINITIONS.......................................................................................   1
OVERVIEW..........................................................................................   2
    What is the Separate Account?.................................................................   2
    What Are the Contracts?.......................................................................   2
    How Do I Purchase or Cancel a Contract?.......................................................   2
    Will Any Penalties or Charges Apply If I Surrender a Contract?................................   2
    What Other Charges and Deductions Apply to the Contract?......................................   3
    How Do I Contact the Company?.................................................................   3
EXPENSE TABLES....................................................................................   3
    Contract Owner Transaction Expenses...........................................................   3
    Annual Contract Maintenance Fee...............................................................   3
    Separate Account Annual Expenses..............................................................   3
    Total Annual Portfolio Operating Expenses.....................................................   4
    Portfolio Annual Expenses (Before Expense Reimbursement)......................................   4
    Examples......................................................................................   5
CONDENSED FINANCIAL INFORMATION...................................................................   6
    Financial Statements..........................................................................  10
    Performance Information.......................................................................  10
       Yield Data.................................................................................  10
       Total Return Data..........................................................................  10
       Other Performance Measures.................................................................  11
PORTFOLIOS........................................................................................  11
    AIM V.I. Funds................................................................................  11
    Dreyfus Portfolios............................................................................  12
    Janus Aspen Series............................................................................  13
    Merrill Lynch Variable Series Fund, Inc. .....................................................  14
    PBHG Insurance Series Fund....................................................................  15
    Scudder VIT Funds.............................................................................  16
    Strong Opportunity Fund II, Inc. .............................................................  16
    Van Kampen-The Universal Institutional Funds, Inc. ...........................................  17
    Additions, Deletions, or Substitutions........................................................  17
    Voting Rights.................................................................................  17
ANNUITY INVESTORS LIFE INSURANCE COMPANY(R).......................................................  18
THE SEPARATE ACCOUNT..............................................................................  19
GREAT AMERICAN ADVISORS(R), INC...................................................................  19
CHARGES AND DEDUCTIONS............................................................................  20
    Charges and Deductions By the Company.........................................................  20
       CDSC ("CDSC")..............................................................................  20
       Certificate Maintenance Fee................................................................  21
       Transfer Fee...............................................................................  21
       Mortality and Expense Risk Charge..........................................................  22
       Premium Taxes..............................................................................  22
       Discretionary Waivers of Charges...........................................................  22
    Expenses of the Portfolios....................................................................  22
THE CONTRACTS.....................................................................................  23
    Right to Cancel...............................................................................  23
    Persons With Rights Under a Contract..........................................................  23
ACCUMULATION PERIOD...............................................................................  24
    Account Statements............................................................................  24
    Account Value.................................................................................  24
       Accumulation Units.........................................................................  24
    Successor Owner Endorsement...................................................................  25
    Purchase Payments.............................................................................  25
    Investment Options-Allocations................................................................  26
       Principal Guarantee Program................................................................  26

       Renewal of Fixed Account Guarantee Options.................................................  26
    Transfers.....................................................................................  27
       Automatic Transfer Programs................................................................  27
       Termination of Automatic Transfer Programs.................................................  28
       Telephone, Facsimile or Internet Transfers.................................................  28
       Other Restrictions on Transfers............................................................  29
    Surrenders....................................................................................  29
       Free Withdrawal Privilege..................................................................  30
       Long-Term Care Waiver Rider................................................................  30
       Systematic Withdrawal......................................................................  30
    Contract Loans................................................................................  30
    Termination...................................................................................  30
BENEFIT PAYMENT PERIOD............................................................................  31
    Annuity Benefit...............................................................................  31
    Death Benefit.................................................................................  31
       Death Benefit Amount.......................................................................  31
    Payment of Benefits...........................................................................  32
    Settlement Options............................................................................  32
    Calculation of Fixed Dollar Benefit Payments..................................................  32
    Calculation of Variable Dollar Benefit Payments...............................................  33
FEDERAL TAX MATTERS...............................................................................  33
    Tax Deferral on Annuities.....................................................................  33
    Tax-Qualified Retirement Plans................................................................  34
       Individual Retirement Annuities............................................................  34
       Roth IRAs..................................................................................  34
       Tax-Sheltered Annuities....................................................................  34
       Texas Optional Retirement Program..........................................................  34
       Pension and Profit Sharing Plans...........................................................  34
       Governmental Deferred Compensation Plans...................................................  35
    Nonqualified Deferred Compensation Plans......................................................  35
    Summary of Income Tax Rules...................................................................  36
GLOSSARY OF FINANCIAL TERMS.......................................................................  37
THE REGISTRATION STATEMENT........................................................................  38
OTHER INFORMATION AND NOTICES.....................................................................  38
    Householding - Revocation of Consent..........................................................  38
    Electronic Delivery of Required Documents.....................................................  38
    Legal Proceedings.............................................................................  38
STATEMENT OF ADDITIONAL INFORMATION...............................................................  39

                                   DEFINITIONS

The capitalized terms defined on this page will have the meanings given to them when used in this prospectus. Other terms which may have a specific meaning under the Contracts, but which are not defined on this page, will be explained as they are used in this prospectus.

ACCOUNT VALUE

The value of a Contract during the Accumulation Period. It is equal to the sum of the value of the Owner's interest in the Subaccounts and the Owner's interest in the Fixed Account options.

ACCUMULATION PERIOD

The period during which purchase payments and accumulated earnings are invested according to the investment options elected. The Accumulation Period ends when a Contract is annuitized or surrendered in full, or on the Death Benefit Valuation Date.

ACCUMULATION UNIT

A share of a Subaccount that an Owner purchases during the Accumulation Period.

ACCUMULATION UNIT VALUE

The value of an Accumulation Unit at the end of a Valuation Period. See the Glossary of Financial Terms of this prospectus for an explanation of how Accumulation Unit Values are calculated.

BENEFIT PAYMENT PERIOD

The period during which either annuity benefit or death benefit payments are paid under a settlement option. The Benefit Payment Period begins on the first day of the first payment interval in which a benefit payment will be paid.

BENEFIT UNIT

A share of a Subaccount that is used to determine the amount of each variable dollar benefit payment during the Benefit Payment Period.

BENEFIT UNIT VALUE

The value of a Benefit Unit at the end of a Valuation Period. See the Glossary of Financial Terms of this prospectus for an explanation of how Benefit Unit Values are calculated.

DEATH BENEFIT VALUATION DATE

The date the death benefit is valued. It is the date that the Company receives both proof of the death of the Owner and instructions as to how the death benefit will be paid. If instructions are not received within one year of the date of death, the Death Benefit Valuation Date will be one year after the date of death.

NET ASSET VALUE

The price computed by or for each Portfolio, no less frequently than each Valuation Period, at which the Portfolio's shares or units are redeemed in accordance with the rules of the SEC.

NET INVESTMENT FACTOR

The factor that represents the percentage change in the Accumulation Unit Values and Benefit Unit Values from one Valuation Period to the next. See the Glossary of Financial Terms of this prospectus for an explanation of how the Net Investment Factor is calculated.

VALUATION DATE

A day on which Accumulation Unit Values and Benefit Unit Values can be calculated. Each day that the New York Stock Exchange is open for business is a Valuation Date.

VALUATION PERIOD

The period starting at the close of regular trading on the New York Stock Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date.

                                    OVERVIEW

WHAT IS THE SEPARATE ACCOUNT?

The Separate Account is a unit investment trust registered with the SEC under the Investment Company Act of 1940. The Separate Account is divided into Subaccounts. Each Subaccount currently offered is invested in one of the Portfolios listed on page one of this prospectus. If you choose a variable investment option, you are investing in the Subaccounts, not directly in the Portfolios.

WHAT ARE THE CONTRACTS?

The Contracts are group deferred annuities, which are insurance products. The Contracts are sold with either a standard or enhanced fee structure as described in the Expense Tables in this prospectus. The Contracts are available in both tax-qualified and non-tax-qualified forms, both of which are designed to be eligible for tax-deferred investment status. See the Federal Tax Matters section of this prospectus for more information about tax qualifications and taxation of annuities in general. During the Accumulation Period, the amounts you contribute can be allocated among any of the variable investment options currently available and five Fixed Account options. The variable investment options are Subaccounts of the Separate Account, each of which is invested in a Portfolio. The Owner bears the risk of any investment gain or loss on amounts allocated to the Subaccounts. The Fixed Account options earn a fixed rate of interest declared by the Company, which will be no less than 3% per year. The Company guarantees amounts invested in the Fixed Account options and the earnings thereon so long as those amounts remain in the Fixed Account.

During the Benefit Payment Period, payments can be allocated between variable dollar benefit and fixed dollar benefit options. If a variable dollar benefit is selected, Benefit Units can be allocated to any of the same Subaccounts that are available during the Accumulation Period.

HOW DO I PURCHASE OR CANCEL A CONTRACT?

The requirements to purchase a Contract are explained in The Contracts section of this prospectus. You may purchase a Contract only through a licensed securities representative. Where required by state law, Contracts may include a right to cancel provision. The Owner will bear the risk of investment gain or loss on amounts allocated to the Subaccounts prior to cancellation. The right to cancel is described in the Right to Cancel section of this prospectus.

WILL ANY PENALTIES OR CHARGES APPLY IF I SURRENDER A CONTRACT?

A contingent deferred sales charge ("CDSC") may apply to amounts surrendered depending on the timing and amount of the surrender. The maximum CDSC is 7% for each purchase payment. The CDSC percentage decreases by 1% annually to 0% after seven years from the date of receipt of each purchase payment. Surrender procedures and the CDSC are described in the Surrenders section of this prospectus. A penalty tax may also be imposed at the time of a surrender depending on your age and other circumstances of the surrender. Tax consequences of a surrender are described in the Federal Tax Matters section of this prospectus. The right to surrender may be restricted under certain tax-qualified retirement plans.

WHAT OTHER CHARGES AND DEDUCTIONS APPLY TO THE CONTRACT?

Other than the CDSC, the Company will charge the fees and charges listed below unless the Company reduces or waives the fee or charge as discussed in the Charges and Deductions section of this prospectus:

-        a transfer fee for certain transfers between investment options;

- an annual contract maintenance fee, which is assessed only against investments in the Subaccounts;

- a mortality and expense risk charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts (this charge may never be waived); and

-        premium taxes, if any.

In addition to charges and deductions under the Contracts, the Portfolios incur expenses that are passed through to Owners. Portfolio expenses for the fiscal year ending December 31, 2002 are included in the Expense Tables of this prospectus and are described in the prospectuses and statements of additional information for the Portfolios.

HOW DO I CONTACT THE COMPANY?

Any questions or inquiries should be directed to the Company's Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423, 1-800-789-6771. Please
include the Contract number and the Owner's name. You may also contact us through our web site, www.annuityinvestors.com.

                                 EXPENSE TABLES

These tables describe the fees and expenses that you will pay when you buy, hold or withdraw amounts from the Contract.


The first table describes the fees and expenses that you will pay at the time you buy the Contract, withdrawal amounts from the Contract, surrender the Contract, transfer cash value between investment options or borrow money under the Contract. Premium taxes may also be deducted.


CONTRACT OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred Sales Charge (as a percentage of purchase payments only)                                        7%
Maximum Transfer Fee, Maximum Automatic Transfer Fee, Maximum Systematic Withdrawal Fee                                   $30
Current Transfer Fee (applies to transfers in excess of 12 in any contract year)                                          $25
Loan Interest Spread*                                                                                                       3%


* The Loan Interest Spread is the difference between the amount of interest we charge you for a loan and the amount of interest we credit to that portion of the Contract used to secure the loan.


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

ANNUAL CONTRACT MAINTENANCE FEE                                                                                           $25

SEPARATE ACCOUNT ANNUAL EXPENSES

                                                                               STANDARD CONTRACTS               ENHANCED CONTRACTS
Mortality and Expense Risk Charge                                                     1.25%                            0.95%
Administration Charge                                                                 0.00%                            0.00%
                                                                                      ----                             ----
Total Separate Account Annual Expenses                                                1.25%                            0.95%

The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES

(expenses that are deducted from Portfolio assets, including management fees, distribution and service (12b-1) fees, and other expenses)

         Minimum: 0.27%                              Maximum: 1.40%

PORTFOLIO ANNUAL EXPENSES (BEFORE EXPENSE REIMBURSEMENT)


                                                                                                                        TOTAL
                                                                                MANAGEMENT          OTHER               ANNUAL
                        PORTFOLIO                                                  FEES            EXPENSES           EXPENSES(1)
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Development Fund-Series I Shares                                  0.61               0.24                0.85
AIM V.I. Government Securities Fund-Series I Shares                                0.47               0.29                0.76
AIM V.I. Premier Equity Fund-Series I Shares                                       0.61               0.24                0.85
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares                  0.75               0.09                0.84
Dreyfus Stock Index Fund-Initial Shares                                            0.25               0.02                0.27
Dreyfus VIF-Appreciation Portfolio-Initial Shares                                  0.75               0.05                0.80
Dreyfus VIF-Developing Leaders Portfolio-Initial Shares                            0.75               0.07                0.82
Dreyfus VIF-Growth and Income Portfolio-Initial Shares                             0.75               0.07                0.82
Janus Aspen Series Balanced Portfolio Institutional Shares                         0.65               0.02                0.67
Janus Aspen Series Capital Appreciation Portfolio Institutional Shares             0.65               0.03                0.68
Janus Aspen Series Mid Cap Growth Portfolio Institutional Shares                   0.65               0.02                0.67
Janus Aspen Series Worldwide Growth Portfolio Institutional Shares                 0.65               0.06                0.71
Merrill Lynch Basic Value V.I. Fund                                                0.60               0.07                0.67
Merrill Lynch Domestic Money Market V.I. Fund                                      0.50               0.07                0.57
Merrill Lynch Global Allocation V.I. Fund                                          0.65               0.09                0.74
Merrill Lynch High Current Income V.I. Fund                                        0.48               0.08                0.56
PBHG Growth II Portfolio                                                           0.85               0.25                1.10
PBHG Mid-Cap Portfolio(2)                                                          0.85               0.38                1.23
PBHG Select Value Portfolio                                                        0.65               0.25                0.90
PBHG Technology & Communications Portfolio                                         0.85               0.25                1.10
Scudder VIT EAFE(R) Equity Index Fund(3)                                           0.45               0.64                1.09
Scudder VIT Small Cap Index Fund(3)                                                0.35               0.26                0.61
Strong Opportunity Fund II-Advisor Class(4)                                        0.75               0.65                1.40
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I(5)                         0.40               0.33                0.73
Van Kampen UIF U.S. Real Estate Portfolio-Class I(5)                               0.80               0.31                1.11


                                                                                                                           TOTAL
                                                                                MANAGEMENT      12b-1        OTHER         ANNUAL
              PORTFOLIO WITH SERVICE FEES                                          FEES         FEES        EXPENSES     EXPENSES(1)
------------------------------------------------------------------------------------------------------------------------------------
Janus A.S. International Growth Portfolio Service Shares                           0.65         0.25          0.11          1.01

(1) Data for each Portfolio are for its fiscal year ended December 31, 2003. Actual expenses in future years may be higher or lower. Portfolios may have agreements with their advisors to cap or waive fees, and/or to reduce or waive expenses or to reimburse expenses. The specific terms of such waivers, reductions, or reimbursements are discussed in the Portfolio prospectuses. The net fees and expenses for Portfolios with such agreements are as follows:


                                                                                                                     TOTAL
                                                                           MANAGEMENT           OTHER                ANNUAL
                PORTFOLIO                                                     FEES             EXPENSES             EXPENSES
----------------------------------------------------------------------------------------------------------------------------
PBHG Mid-Cap Portfolio (2)                                                    0.82                0.38                1.20
Scudder VIT EAFE(R) Equity Index Fund (3)                                     0.01                0.64                0.65
Scudder VIT Small Cap Index Fund (3)                                          0.19                0.26                0.45
Strong Opportunity Fund II-Advisor Class( 4)                                  0.75                0.34                1.09
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I (5)                   0.37                0.33                0.70
Van Kampen UIF U.S. Real Estate Portfolio-Class I (5)                         0.79                0.31                1.10


(2) For the fiscal year ended 12/31/03, Pilgrim Baxter & Associates, Ltd. waived a portion of its fee for Mid-Cap Portfolio. Absent this waiver, the management fee would have been 0.85%. For the fiscal year ending 12/31/04, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total fund operating expenses do not exceed 1.20%. In any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. To date, the Board has made no reimbursement election.

(3) The Advisor has voluntarily agreed to waive its fees and/or reimburse expenses of the Funds, to the extent necessary, to limit all expenses to 0.65% of the average daily net assets of the EAFE Equity Index Fund, and 0.45% of the average daily net assets of the Small Cap Index fund, until April 30, 2005.

(4) As compensation for its advisory services, the Fund pays Strong a monthly management fee at an annual rate of 0.75% of the Fund's average daily net asset value. Strong has voluntarily agreed to waive the management fee and/or absorb the Fund's Other Expenses so that the Fund's total annual operating expenses are capped at 1.20%. Strong is currently waiving and/or absorbing expenses of 0.30%. The Fund also participated in a program under which it received a credit for part of the brokerage commission paid in transactions with participating brokers. This 0.01% credit was applied to the Fund's Other Expenses that were not attributable to the Strong or its affiliates. Strong has no current intention to, but may in the future, discontinue or modify any fee waivers or expense absorptions after any appropriate notice to the Fund's shareholders. A cap on total annual operating expenses lowers the Fund's overall expense ratio and increases the Fund's return to investors.

(5) The management fee for these Portfolios has been reduced to reflect the voluntary waiver of all or a portion of the management fee and/or reimbursement by the Portfolios' adviser to the extent total annual operating expenses exceed the following percentages: Core Plus Fixed Income Portfolio - 0.70%; U. S. Real Estate Portfolio - 1.10%. The Adviser may terminate this voluntary waiver at any time at its sole discretion.

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in the first table), the annual contract maintenance fee and the Separate Account expenses (described in the second table), and Portfolio fees and expenses (described in the third table).

The examples assume you invest $10,000 in a Standard Contract for the time periods indicated, and that your investment has a 5% return each year. The examples also assume either the maximum or the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:


                                        1 YEAR                     3 YEARS                    5 YEARS                    10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
MAXIMUM                                   984                       1,413                      1,932                      3,892

MINIMUM                                   838                         949                      1,112                      1,994


(2) If you annuitize your Contract at the end of the applicable time period:


                                        1 YEAR                     3 YEARS                    5 YEARS                    10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
MAXIMUM                                  284                        913                        1,632                      3,892

MINIMUM                                  138                        449                          812                      1,994


(3) If you do not surrender your Contract:


                                        1 YEAR                     3 YEARS                    5 YEARS                    10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
MAXIMUM                                  284                        913                        1,632                      3,892

MINIMUM                                  138                        449                          812                      1,994

                         CONDENSED FINANCIAL INFORMATION


  STANDARD           STANDARD           ENHANCED            ENHANCED
ACCUMULATION       ACCUMULATION       ACCUMULATION        ACCUMULATION
 UNIT VALUE     UNITS OUTSTANDING      UNIT VALUE      UNITS OUTSTANDING        YEAR
--------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND-SERIES I SHARES

    9.804995       24,006.771           9.883003          2,147.132           12/31/03
    7.334169        9,315.310           7.370640            463.541           12/31/02
    9.442643        1,234.008           9.461431            215.954           12/31/01

AIM V.I. GOVERNMENT SECURITIES FUND-SERIES I SHARES

   11.221802       73,318.007          11.310994          1,799.901           12/31/03
   11.241738       52,956.035          11.297507          6,716.927           12/31/02
   10.385882        5,714.204          10.406491          2,244.875           12/31/01

AIM V.I. PREMIER EQUITY FUND-SERIES I SHARES

    7.538570       44,885.065           7.598567          3,913.332           12/31/03
    6.102239       32,720.262           6.132598          3,974.692           12/31/02
    8.859412       15,980.246           8.877046          1,051.335           12/31/01

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND-INITIAL SHARES

   14.571838      399,688.683          14.925582         58,450.129           12/31/03
   11.709016      400,039.410          11.957769         62,353.466           12/31/02
   16.685382      434,635.915          16.989241         75,498.440           12/31/01
   21.821644      415,642.404          22.152666         68,945.772           12/31/00
   24.833578      343,851.835          25.135789         57,588.637           12/31/99
   19.329493      229,710.625          19.506808          5,962.423           12/31/98
   15.126449      132,957.488          15.220020          5,460.625           12/31/97
   11.924561       15,316.028          11.962818              0.000           12/31/96
    9.960199            0.000           9.962000              0.000           12/31/95

DREYFUS STOCK INDEX FUND-INITIAL SHARES

   18.093861    1,061,524.920          18.532770         72,185.196           12/31/03
   14.271840    1,048,558.048          14.574778         74,299.938           12/31/02
   18.612764    1,109,281.281          18.951395         90,073.242           12/31/01
   21.461115    1,057,638.906          21.786366         75,659.669           12/31/00
   23.951750      924,662.564          24.242906         65,533.674           12/31/99
   20.107787      665,996.241          20.291951         31,533.165           12/31/98
   15.879169      324,713.323          15.977173          4,263.339           12/31/97
   12.092195       29,203.177          12.130821            600.306           12/31/96
    9.992509            0.000           9.994303              0.000           12/31/95

DREYFUS VIF-APPRECIATION PORTFOLIO-INITIAL SHARES

   19.100406      657,678.472          19.563663         50,653.711           12/31/03
   15.960299      649,672.388          16.299009         52,178.863           12/31/02
   19.403096      653,512.152          19.756078         70,468.321           12/31/01
   21.663935      630,679.897          21.992256         58,665.356           12/31/00
   22.077832      636,602.361          22.346248         49,797.736           12/31/99
   20.056205      445,340.210          20.239919         20,198.098           12/31/98
   15.594553      247,118.575          15.690822          3,990.613           12/31/97
   12.330543       33,424.286          12.369954            313.603           12/31/96
    9.944353            0.000           9.946124              0.000           12/31/95

  STANDARD           STANDARD           ENHANCED            ENHANCED
ACCUMULATION       ACCUMULATION       ACCUMULATION        ACCUMULATION
 UNIT VALUE     UNITS OUTSTANDING      UNIT VALUE      UNITS OUTSTANDING        YEAR
--------------------------------------------------------------------------------------
DREYFUS VIF-DEVELOPING LEADERS PORTFOLIO-INITIAL SHARES (FORMERLY SMALL CAP PORTFOLIO)

   15.186341      560,122.890          15.490036         39,500.322           12/31/03
   11.675766      525,168.199          11.874026         39,239.004           12/31/02
   14.617148      497,011.585          14.821220         44,803.439           12/31/01
   15.765516      449,398.069          15.937892         33,560.989           12/31/00
   14.087437      387,630.477          14.199368         26,586.049           12/31/99
   11.582209      256,140.224          11.639676         13,863.364           12/31/98
   12.145032       86,150.930          12.169119          1,993.698           12/31/97

DREYFUS VIF-GROWTH & INCOME PORTFOLIO-INITIAL SHARES

   11.918628      281,917.872          12.156933         19,921.405           12/31/03
    9.534145      285,588.684           9.695996         21,222.738           12/31/02
   12.927945      291,697.672          13.108367         27,413.238           12/31/01
   13.903391      285,476.574          14.055363         13,601.800           12/31/00
   14.629800      219,498.240          14.746030         14,428.292           12/31/99
   12.672693      153,859.242          12.735544         11,391.202           12/31/98
   11.475350       48,865.286          11.498113              5.708           12/31/97

JANUS ASPEN SERIES BALANCED PORTFOLIO INSTITUTIONAL SHARES

   22.103519    1,119,774.823          22.639931        167,518.765           12/31/03
   19.622780    1,204,456.110          20.039462        181,043.972           12/31/02
   21.236842    1,333,874.478          21.623493        260,316.867           12/31/01
   22.556000    1,299,159.372          22.898189        249,152.202           12/31/00
   23.368428    1,127,059.575          23.652829        201,049.216           12/31/99
   18.665828      765,170.784          18.837059         12,092.854           12/31/98
   14.073772      409,917.307          14.160835          8,896.063           12/31/97
   11.670308       49,603.384          11.707739          1,024.467           12/31/96
   10.171211            0.000          10.173040              0.000           12/31/95

JANUS ASPEN SERIES CAPITAL APPRECIATION PORTFOLIO INSTITUTIONAL SHARES

    8.210347      411,653.808           8.324912         28,721.754           12/31/03
    6.896673      401,314.243           6.972208         34,443.755           12/31/02
    8.280678      362,749.000           8.346510         40,351.889           12/31/01
   10.704994      276,170.515          10.757867         24,388.247           12/31/00
   13.247549       87,500.549          13.273610          9,739.872           12/31/99

JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO SERVICE SHARES

    8.125022       28,887.355           8.189672          1,652.746           12/31/03
    6.114832       16,350.309           6.145252          1,400.690           12/31/02
    8.339414          667.414           8.356012            262.813           12/31/01

JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO INSTITUTIONAL SHARES (FORMERLY AGGRESSIVE GROWTH PORTFOLIO)

   13,793001      557,022,449          14.127926         35,727.584           12/31/03
   10.336855      555,763.371          10.556531         38,583.187           12/31/02
   14.523289      546,207.775          14.787902         48,050.435           12/31/01
   24.288229      482,982.098          24.656732         55,598.655           12/31/00
   36.068642      396,557.687          36.507307         23,143.865           12/31/99
   16.201176      276,028.214          16.349773          3,311.189           12/31/98
   12.217744      207,227.419          12.293313          1,754.459           12/31/97
   10.979832       52,219.342          11.015008          1,910.271           12/31/96
   10.299246            0.000          10.301075              0.000           12/31/95

  STANDARD           STANDARD           ENHANCED            ENHANCED
ACCUMULATION       ACCUMULATION       ACCUMULATION        ACCUMULATION
 UNIT VALUE     UNITS OUTSTANDING      UNIT VALUE      UNITS OUTSTANDING        YEAR
--------------------------------------------------------------------------------------
JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO INSTITUTIONAL SHARES

   18.716398      950,344.989          19.170490         88,670.515           12/31/03
   15.283446      989,812.242          15.607910        102,239.939           12/31/02
   20.772109    1,054,009.275          21.150108        131,698.513           12/31/01
   27.117779    1,014,262.905          27.528797        117,399.826           12/31/00
   32.558270      910,884.507          32.953985         95,306.242           12/31/99
   20.045287      689,148.869          20.228946         14,225.653           12/31/98
   15.742391      425,739.592          15.839608          3,070.952           12/31/97
   13.048360       50,730.352          13.090061            272.267           12/31/96
   10.239284            0.000          10.241132              0.000           12/31/95

MERRILL LYNCH BASIC VALUE V.I. FUND

   22.810796      235,405.286          23.364000         13,652,698           12/31/03
   17.334671      224,789.902          17.702540         14,468.372           12/31/02
   21.343769      220,538.862          21.732023         16,787.723           12/31/01
   20.729966      196,483.457          21.044114         12,705.603           12/31/00
   18.631352      194,136.375          18.857875         12,441.652           12/31/99
   15.575121      154,675.988          15.717824          7,075.336           12/31/98
   14.408954       68,181.594          14.497904          2,123.159           12/31/97
   12.094664        6,820.503          12.133299             96.296           12/31/96
   10.147434            0.000          10.149258              0.000           12/31/95

MERRILL LYNCH DOMESTIC MONEY MARKET V.I. FUND

    1.223020      929,646.597           1.248072        128,532.953           12/31/03
    1.228164    1,036,231.114           1.250296         97,349.642           12/31/02
    1.225846    1,058,892.677           1.245058         94,401.066           12/31/01
    1.200162      726,382.977           1.216437         37,291.543           12/31/00
    1.153121    1,221,067.482           1.166484         27,497.780           12/31/99
    1.118170      876,845.270           1.128613         15,490.877           12/31/98
    1.079946      697,535.841           1.087469         10,686.456           12/31/97
    1.041216      325,331.820           1.045819          1,260.991           12/31/96
    1.002475            0.000           1.002655              0.000           12/31/95

MERRILL LYNCH GLOBAL ALLOCATION V.I. FUND

   15.606859       43,963.575          15.985507          4,229.105           12/31/03
   11.731935       32,762.255          11.981005          3,327.903           12/31/02
   12.932132       28,565.341          13.167527          3,198.649           12/31/01
   14.367468       29,249.252          14.585352          2,633.287           12/31/00
   16.095271       26,916.938          16.291055          1,651.544           12/31/99
   13.426667       25,160.717          13.549756          1,230.646           12/31/98
   12.486612       17,615.512          12.563763          1,186.434           12/31/97
   11.294096        2,114.707          11.330202             30.061           12/31/96
   10.105242            0.000          10.107054              0.000           12/31/95

MERRILL LYNCH HIGH CURRENT INCOME V.I. FUND

   14.173673      122,975.371          14.509685          6,800.426           12/31/03
   11.201432      121,073.352          11.433041          4,653.273           12/31/02
   11.510137      128,766.852          11.713319          4,231.419           12/31/01
   11.205014      130,314.034          11.368852          4,037.599           12/31/00
   12.209776      132,170.589          12.351694          4,084.927           12/31/99
   11.667978      119,716.657          11.768629          3,945.423           12/31/98
   12.189961       65,756.981          12.258690          1.036.359           12/31/97
   11.119068        6,837.357          11.148637            255.389           12/31/96
   10.118436            0.000          10.120248              0.000           12/31/95

  STANDARD           STANDARD           ENHANCED            ENHANCED
ACCUMULATION       ACCUMULATION       ACCUMULATION        ACCUMULATION
 UNIT VALUE     UNITS OUTSTANDING      UNIT VALUE      UNITS OUTSTANDING        YEAR
--------------------------------------------------------------------------------------
PBHG GROWTH II PORTFOLIO

    9.204171      102,255.407           9.388370          8,542.459           12/31/03
    7.413598       97,775.970           7.539592         10,168.750           12/31/02
   10.789433       91,885.173          10.940187         12,073.001           12/31/01
   18.352148       69,096.702          18.552859         18,363.934           12/31/00
   22.299325       38,048.576          22.476404          3,429.359           12/31/99
   11.391453       27,306.830          11.447984            763.702           12/31/98
   10.661135       15,905.540          10.682296            496.211           12/31/97

PBHG MID-CAP PORTFOLIO

   10.747126      189,458.946          10.832611          6,743.407           12/31/03
    8.101550      141,029.184           8.141829          5,692.082           12/31/02
   10.084362       37,028.918          10.104428          5,265.692           12/31/01

PBHG SELECT VALUE PORTFOLIO

    7.912817      109,379.726           7.975756          2,038.765           12/31/03
    6.772767       73,177.927           6.806434          1,635.575           12/31/02
    9.151792       36,523.745           9.169998          2,389.527           12/31/01

PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO

    7.816494      590,812.256           7.973005         34,494.535           12/31/03
    5.445411      515,305.573           5.538023         34,653.760           12/31/02
   11.983282      423,362.421          12.150826         46,082.723           12/31/01
   25.448858      329,398.744          25.727135          32,659122           12/31/00
   44.519838      251,774.582          44.873014         25,951.046           12/31/99
   13.480010      112,549.063          13.546872          2,340.838           12/31/98
   10.323925       51,276.959          10.344412            156.518           12/31/97

SCUDDER VIT EAFE(R) EQUITY INDEX FUND

    7.474308       29,711.173           7.578657          3,407.013           12/31/03
    5.674858       21,893.699           5.737051          3,807.698           12/31/02
    7.328677       21,349.399           7.387006          4,643.915           12/31/01
    9.853413       15,572.866           9.902150          3,681.639           12/31/00
   11.970215        3,810.276          11.993794            541.492           12/31/99

SCUDDER VIT SMALL CAP INDEX FUND

   12.612134       52,772,478          12.788062          4,984.431           12/31/03
    8.720926       27,311.752           8.816430          2,520.921           12/31/02
   11.118707       22,866.676          11.207088          1,872.634           12/31/01
   11.030253       16,764.780          11.084755          1,195.443           12/31/00
   11.617671        8,647.306          11.640544            691.364           12/31/99

STRONG OPPORTUNITY FUND II - ADVISOR CLASS

   18.014249      289,568.792          18.374335         27,030.179           12/31/03
   13.312659      258,074.757          13.538586         24,310.363           12/31/02
   18.419012      249,224.634          18.675985         27,807.522           12/31/01
   19.367942      201,187.103          19.579560         17,753.018           12/31/00
   18.396025      166,404.289          18.542097         11,206.830           12/31/99
   13.806405      120,817.718          13.874874          3,173.858           12/31/98
   12.311565       35,542.297          12.335975              0.000           12/31/97

VAN KAMPEN UIF CORE PLUS FIXED INCOME PORTFOLIO-CLASS I

   14.431713      219,636.273          14.720184         21,006.051           12/31/03
   13.964428      178,024.707          14.201357         24,714.435           12/31/02
   13.173691      145,193.003          13.357514         29,266.032           12/31/01
   12.201975       93,917.861          12.335393         21,888.742           12/31/00
   11.121384       99,847.422          11.209782         22,325.689           12/31/99
   11.446708       67,599.236          11.503500            706.067           12/31/98
   10.740991        7,144.949          10.762308              0.000           12/31/97

  STANDARD           STANDARD           ENHANCED            ENHANCED
ACCUMULATION       ACCUMULATION       ACCUMULATION        ACCUMULATION
 UNIT VALUE     UNITS OUTSTANDING      UNIT VALUE      UNITS OUTSTANDING        YEAR
--------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO-CLASS I
   19.408863      119,515.647          19.796868         10,873.991           12/31/03
   14.290620      114,756.919          14.533174         12,428.315           12/31/02
   14.584113       92,598.879          14.787690          8,156.784           12/31/01
   13.444286       74,575.394          13.591315          4,094.526           12/31/00
   10.529927       75,971.027          10.613648          2,732.297           12/31/99
   10.820841       61,094.222          10.874562            365.320           12/31/98
   12.291156       19,438.406          12.315552              0.000           12/31/97


The above table gives year-end Accumulation Unit Information for each Subaccount from the end of the year of inception to December 31, 2004. This information should be read in conjunction with the Separate Account financial statements, including the notes to those statements. The beginning Accumulation Unit value for each Subaccount other than the Merrill Lynch Domestic Money Market V.I. Fund Subaccount was 10.000000 as of December 7, 1995 (the Separate Account commencement date), or as of May 1, 1997 (the effective date of the Subaccounts), for the PBHG Growth II Portfolio, PBHG Technology & Communications Portfolio, Van Kampen UIF Portfolios and Strong Opportunity Fund II Subaccounts and for Dreyfus-VIF Growth and Income-Initial Shares and Developing Leaders Portfolio-Initial Shares Subaccounts, or as of May 1, 1999 (the effective date of the Subaccounts) for Janus Capital Appreciation Portfolio-Institutional Shares and the two Scudder VIT funds or as of May 1, 2001 (the effective date of the Subaccounts) for the Janus Aspen International Growth Portfolio - Service Shares, PBHG Select Value Portfolio, PBHG Mid-Cap Portfolio, AIM V.I. Premier Equity Fund, AIM V.I. Capital Development Fund and AIM V.I. Government Securities Fund Subaccounts. The beginning Accumulation Unit Value for the Merrill Lynch Domestic Money Market V.I. Fund Subaccount was 1.000000 as of December 7, 1995.

FINANCIAL STATEMENTS

The financial statements and reports of independent auditors for the Company and for the Separate Account are included in the Statement of Additional Information.

PERFORMANCE INFORMATION

From time to time, the Company may advertise yields and/or total returns for the Subaccounts. These figures are based on historical information and are not intended to indicate future performance. Performance data and a more detailed description of the methods used to determine yield and total return are included in the Statement of Additional Information.

YIELD DATA

The "yield" of the money market Subaccount refers to the annualized income generated by an investment in that Subaccount over a specified seven-day period. The "effective yield" of the money market Subaccount is the same as the "yield" except that it assumes reinvestment of the income earned in that Subaccount. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The Company only advertises yields for the money market Subaccount.

TOTAL RETURN DATA

The Company may advertise two types of total return data: "average annual total return" and "cumulative total return." Average annual total return is presented in both standardized and non-standardized form. "Standardized" total return data reflects the deduction of all charges that apply to all Contracts of that type, except for premium taxes. The CDSC ("CDSC") reflected in standardized total return is the percentage CDSC that would apply at the end of the period presented, assuming the purchase payment was received on the first day of the period presented. "Non-standardized" total return data does not reflect the deduction of CDSCs and contract maintenance fees. Cumulative total return data is currently presented only in non-standardized form. Total return data that does not reflect the CDSC and other charges will be higher than the total return realized by an investor who incurs the charges.

"Average annual total return" is either hypothetical or actual return data that reflects performance of a Subaccount for a one-year period or for an average of consecutive one-year periods. If average annual total return data is hypothetical, it reflects performance for a period of time before the Subaccount commenced operations. When a Subaccount has been in operation for one, five and ten years, average annual total return will be presented for these periods, although other periods may be presented as well.

"Cumulative total return" is either hypothetical or actual return data that reflects the performance of a Subaccount from the beginning of the period presented to the end of the period presented. If cumulative total return data is hypothetical, it reflects performance for a period of time before the Subaccount commenced operations.

OTHER PERFORMANCE MEASURES

The Company may include in reports and promotional literature rankings of the Subaccounts, the Separate Account or the Contracts, as published by any service, company, or person who ranks separate accounts or other investment products on overall performance or other criteria. Examples of companies that publish such rankings are Lipper Analytical Services, Inc., VARDS, IBC/Donoghue's Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor's Indices, Dow Jones Industrial Average, and Morningstar. The Company may also:

- compare the performance of a Subaccount with applicable indices and/or industry averages;

- present performance information that reflects the effects of tax-deferred compounding on Subaccount investment returns;

- compare investment return on a tax-deferred basis with currently taxable investment return;

-        illustrate investment returns by graphs, charts, or otherwise.

                                   PORTFOLIOS

The Separate Account currently offers the following Subaccounts, each of which is invested in a Portfolio with its own investment objectives and policies. The current Portfolio prospectuses, which accompany this prospectus, contain additional information concerning the investment objectives and policies of each Portfolio, the investment advisory services and administrative services of each Portfolio and the charges of each Portfolio. There is no assurance that the Portfolios will achieve their stated objectives. YOU SHOULD READ THE PORTFOLIO PROSPECTUSES CAREFULLY BEFORE MAKING ANY DECISION CONCERNING THE ALLOCATION OF PURCHASE PAYMENTS TO, OR TRANSFERS AMONG, THE SUBACCOUNTS.

All dividends and capital gains distributed by the Portfolios are reinvested in the Separate Account and reflected in Accumulation Unit Values. Portfolio dividends and net capital gains are not distributed to Owners.

The SEC does not supervise the management or the investment practices and/or policies of any of the Portfolios. The Portfolios are available only through insurance company separate accounts and certain qualified retirement plans. Though a Portfolio may have a name and/or investment objectives which are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of any Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.

       PORTFOLIO / ADVISOR                                                           INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. FUNDS

AIM V.I.-CAPITAL DEVELOPMENT                                The fund's investment objective is long-term growth of capital. The fund
FUND - SERIES I SHARES                                      seeks to meet its objective by investing primarily in securities, including common stocks, convertible securities and bonds, of small- and
Advisor - A I M Advisors, Inc.                              medium-sized companies. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

       PORTFOLIO / ADVISOR                                                           INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I.-GOVERNMENT SECURITIES                              The fund's investment objective is to achieve a high level of current
FUND - SERIES I SHARES                                      income consistent with reasonable concern for safety of principal. The fund seeks to meet its objective by investing normally, at least 80% of
Advisor - A I M Advisors, Inc.                              its net assets, plus the amount of any borrowings for investment purposes, in debt securities issued, guaranteed or otherwise backed by the United States Government. The fund may invest in securities of all maturities issued or guaranteed by the U.S. Government or its agencies and instrumentalities. The fund may also invest up to 20% of its net assets in foreign securities.

AIM V.I.-PREMIER EQUITY FUND -                              The fund's investment objective is to achieve long-term growth of
SERIES I SHARES                                             capital. Income is a secondary objective. The fund seeks to meet its objectives by investing normally, at least 80% of its net assets, plus
Advisor - A I M Advisors, Inc.                              the amount of any borrowings, for investment purposes, in equity securities judged by the fund's investment advisor to be undervalued relative to the investment advisor's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. The fund also may invest in preferred stocks and debt instruments that have prospects for growth of capital. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

DREYFUS PORTFOLIOS

THE DREYFUS SOCIALLY RESPONSIBLE                            The Dreyfus Socially Responsible Growth Fund, Inc. seeks to provide
GROWTH FUND, INC.-INITIAL SHARES                            capital growth with current income as a secondary goal. To pursue these goals, the fund normally invests at least 80% of its assets in the
Advisor-The Dreyfus Corporation                             common stock of Advisor - The Dreyfus Corporation companies that Dreyfus
Sub-Advisor - NCM Capital                                   believes meet traditional investment standards and conduct their
Management Group, Inc.                                      business in a manner that contributes to the enhancement of the quality of life in America.

DREYFUS STOCK INDEX FUND-INITIAL                            The Dreyfus Stock Index Fund seeks to match the total return of the
SHARES                                                      Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the Fund generally invests in all 500 stocks in the S&P 500(R)in
Advisor - The Dreyfus Corporation                           proportion to their weighting in the index. The Fund is not sponsored,
Index Manager - Mellon Equity                               endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's
Associates (an affiliate of Dreyfus)                        makes no representation regarding the advisability of investing in the
                                                            Fund.

DREYFUS VARIABLE INVESTMENT FUND                            The VIF Appreciation Portfolio seeks to provide long-term capital growth
("VIF")-APPRECIATION PORTFOLIO-                             consistent with the preservation of capital. Its secondary goal is
INITIAL SHARES                                              current income. To pursue these goals, the portfolio invests at least
                                                            80% of its assets in common stocks. The portfolio focuses on "blue chip"
Advisor - The Dreyfus Corporation                           companies with total market values of more than $5 billion at the time
Sub-Advisor - Fayez Sarofim & Co.                           of purchase.

DREYFUS VARIABLE INVESTMENT FUND                            The Portfolio seeks capital growth. To pursue this goal, the portfolio
("VIF")-DEVELOPING LEADERS                                  normally invests at least 80% of its assets in the stocks of companies
PORTFOLIO-INITIAL SHARES                                    Dreyfus believes to be characterized by new or innovative products, services or processes having the potential to enhance earnings or revenue growth. Based on current market conditions, the portfolio
Advisor - The Dreyfus Corporation                           primarily invests in market capitalizations of less than $ 2 billion at the time of purchase.

       PORTFOLIO / ADVISOR                                                           INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund                            The VIF Growth and Income Portfolio seeks long-term capital growth,
("VIF")-Growth and Income Portfolio-                        current income and growth of income, consistent with reasonable
Initial Shares                                              investment risk. To pursue these goals, the portfolio invests primarily in stocks of domestic and foreign issuers.
Advisor - The Dreyfus Corporation

JANUS ASPEN SERIES

JANUS ASPEN SERIES-BALANCED                                 This diversified portfolio seeks long-term capital growth, consistent
PORTFOLIO INSTITUTIONAL SHARES                              with preservation of capital and balanced by current income. The
                                                            Portfolio normally invests 40-60% of its assets in securities selected
Advisor - Janus Capital Management                          primarily for their growth potential and 40-60% of its assets in
LLC                                                         securities selected primarily for their income potential. The Portfolio will normally invest at least 25% of its assets in fixed-income securities.

JANUS ASPEN SERIES-CAPITAL                                  This non-diversified portfolio seeks long-term growth of capital by
APPRECIATION PORTFOLIO INSTITUTIONAL                        investing primarily in common stocks selected for their growth
SHARES                                                      potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth
Advisor - Janus Capital Management                          companies.
LLC

JANUS ASPEN SERIES-INTERNATIONAL                            This diversified portfolio seeks long-term growth of capital by
GROWTH PORTFOLIO SERVICE SHARES                             investing, under normal circumstances, at least 80% of its net assets in securities from at least five different countries, excluding the United
Advisor - Janus Capital Management                          States. International investing may present special risks, including
LLC                                                         currency fluctuations and social and political developments.

JANUS ASPEN SERIES-MID CAP                                  This diversified portfolio seeks long-term growth of capital by
GROWTH PORTFOLIO INSTITUTIONAL                              investing primarily in common stocks selected for their growth
SHARES                                                      potential, and normally invests at least 80% of its net assets in medium-sized companies.
Advisor - Janus Capital Management
LLC

JANUS ASPEN SERIES-WORLDWIDE                                This diversified portfolio seeks long-term growth of capital in a manner
GROWTH PORTFOLIO INSTITUTIONAL                              consistent with the preservation of capital by investing primarily in
SHARES                                                      common stocks of companies of any size throughout the world.
                                                            International investing may present special risks, including currency
Advisor - Janus Capital Management                          fluctuations and social a political developments.
LLC

       PORTFOLIO / ADVISOR                                                           INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUND, INC.

MERRILL LYNCH VSF-BASIC VALUE V.I.                          The investment objective of the Basic Value V.I. Fund is to seek capital
FUND                                                        appreciation and, secondarily, income by investing primarily in stocks that Portfolio management believes are undervalued and therefore
Advisor - Merrill Lynch Investment                          represent basic investment value. The Portfolio seeks opportunities in
Managers, L.P                                               securities that are selling at a discount, either from book value or historical price-earnings ratios, or seem capable of recovering from temporarily out-of-favor considerations. Particular emphasis is placed on securities that provide an above-average dividend return and sell at a below-average price-earnings ratio. See the attached prospectus for more information regarding the Portfolio.

MERRILL LYNCH VSF-DOMESTIC                                  The investment objective of the Domestic Money Market V.I. Fund is to
MONEY MARKET V.I. FUND                                      seek preservation of capital, maintain liquidity and achieve the highest possible current income consistent with the foregoing objectives by
Advisor - Merrill Lynch Investment                          investing in short-term domestic money market securities. The
Managers, L.P                                               Portfolio's goals are to produce current income while attempting to maintain a share value of $1.00. See the attached prospectus for more information regarding the Portfolio.

MERRILL LYNCH VSF-GLOBAL                                    The investment objective of the Global Allocation V.I. Fund is to seek
ALLOCATION V.I. FUND                                        high total investment return by investing primarily in a portfolio of equity, fixed income, and money market securities, including convertible
Advisor - Merrill Lynch Investment                          securities, of U.S. and Foreign issuers. The Portfolio seeks to achieve
Managers, L.P                                               its objective by investing primarily in securities of government and corporate issuers located in the U.S., Canada, Western Europe, the Far
                                                            East Australia, and Latin America. In selecting equity investments, the
                                                            Fund primarily seeks securities that management believes to be under valued. The Fund may buy debt securities of varying maturities and qualities, including "junk" bonds. The Fund may also invest in certain types of derivatives. Investing on an international basis involves special considerations. See the attached prospectus for more information regarding the Portfolio.

MERRILL LYNCH VSF-HIGH CURRENT                              The primary investment objective of the High Current Income V.I. Fund is
INCOME V.I. FUND                                            to obtain a high level of current income. As a secondary objective, the
                                                            Portfolio seeks capital appreciation when consistent with its primary
Advisor - Merrill Lynch Investment                          objective Portfolio primarily invests in fixed-income securities with
Managers, L.P                                               lower credit quality, which means equivalent to or below the fourth highest rating level of recognized rating agencies, or in unrated securities of comparable quality. Also known as "junk bonds,"
                                                            investments in these securities entail relatively greater risk of loss of income or principal. An investment in this Portfolio may not be appropriate as the exclusive investment to fund a contract. See the attached prospectus for more information regarding the Portfolio.


       PORTFOLIO / ADVISOR                                                        INVESTMENT OBJECTIVE
---------------------------------------------------------------------------------------------------------------------------------
PBHG INSURANCE SERIES FUND

PBHG GROWTH II PORTFOLIO                                 The Portfolio seeks to provide investors with capital appreciation. Under normal market conditions, the Portfolio invests at least 65% of its
Advisor - Pilgrim Baxter &                               assets in growth securities, such as common stocks, of small and medium
Associates, Ltd.                                         sized companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell
                                                         Midcap(R) Growth Index at the time of the Portfolio's investment. The growth securities in the Portfolio are primarily common stocks that
                                                         Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. The Advisor expects to focus on those growth securities whose market capitalization or annual revenues are between $500 million and $10 billion at the time of purchase.

PBHG MID-CAP PORTFOLIO                                   The Portfolio seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk. Under
Advisor - Pilgrim Baxter &                               normal market conditions, the Portfolio invests at least 80% of its
Associates, Ltd.                                         assets in equity securities, such as common stocks, issued by companies with market capitalization within the range of the S & P MidCap 400
                                                         Index at the time of the Portfolio's investment. The equity securities in the Portfolio are common stocks that the Advisor believes have sustainable long-term growth prospects but are currently trading at modest valuations given certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power.
                                                         The Portfolio generally has a lower price-to-earnings ratio than the average company in the S&P MidCap 400 Index and its sector weightings are generally within 10% of the Index's sector weightings.

PBHG SELECT VALUE PORTFOLIO                              The Portfolio seeks to provide investors long-term growth of capital and income. Current income is a secondary objective. Under normal market
Advisor - Pilgrim Baxter &                               conditions, the Portfolio invests at least 65% of its assets in value
Associates, Ltd.                                         securities, such as common stocks, of no more than 30 companies with large market capitalizations. These companies generally havemarket capitalizations similar to the companies in the S&P 500 Index at the time of the Portfolio's investment. The securities in the Portfolio are primarily common stocks that Pilgrim Baxter believes are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power.
                                                         Pilgrim Baxter expects to focus on those value securities whose market capitalizations are over $1 billion at the time of purchase.

PBHG TECHNOLOGY &                                        The Portfolio seeks to provide investors with long-term growth of capital.
COMMUNICATIONS PORTFOLIO                                 Current income is incidental to the Portfolio's goal. Under normal market conditions, the Portfolio, a non-diversified fund, will invest at least
Advisor - Pilgrim Baxter &                               80% of its assets in common stocks of companies doing business in the
Associates, Ltd.                                         technology and communications sector of the market. In addition, the
                                                         Portfolio is concentrated which means it will invest 25% or more of its total assets in the groups of the industries within that sector. The portfolio invests in companies that may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge developments.

       PORTFOLIO / ADVISOR                                                           INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
SCUDDER VIT FUNDS

SCUDDER VIT-EAFE(R) EQUITY                                  Investments in securities of foreign issuers present greater risks
INDEX (1)                                                   including currency fluctuations and changes in political/economic conditions. Foreign securities markets generally exhibit greater price
Advisor - Deutsche Asset                                    volatility and are less liquid than the US markets. Derivatives may be
Management, Inc.                                            more volatile and less liquid than traditional securities and the Fund could suffer losses on its derivative positions. There is no guarantee that the Fund will be able to mirror the MSCI EAFE(R) Index closely enough to track its performance.

                                                            The EAFE(R) Index is the exclusive property of Morgan Stanley Capital
                                                            International, a service of Morgan Stanley and has been licensed for use by the VIT EAFE(R) Index Fund's investment advisor.

SCUDDER VIT-SMALL CAP INDEX(1)                              Investments in small-size company stocks generally carry greater risks than are typically associated with larger companies for various reasons
Advisor - Deutsche Asset                                    such as steeper price fluctuations, narrower markets, limited financial
Management, Inc.                                            resources, and less liquid stock. Derivatives may be more volatile and less liquid than traditional securities and the Fund could suffer losses on its derivative positions. There is no guarantee that the Fund will be able to mirror the Russell 2000 Index closely enough to track its performance.

                                                            "Russell 2000(R)" is a trademark of the Frank Russell Company and has been licensed for use by the VIT Small Cap Index Fund's investment advisor.

(1) Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the U.S. for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Investment Management Americas Inc. and Scudder Trust Company.

STRONG OPPORTUNITY FUND II, INC.

STRONG OPPORTUNITY FUND II-                                 The Strong Opportunity Fund II invests, under normal conditions,
ADVISOR CLASS                                               primarily in stocks of medium-capitalization companies  that the fund's managers believe are under-priced, yet have attractive growth
Advisor - Strong Investments                                prospects. The managers base the analysis on a company's "Private
                                                            Market Value" - the price an investor would be willing to pay for the entire company given its management, financial health and growth potential. The managers determine a company's Private Market Value based on a fundamental analysis of a company's cash flows, asset valuations, competitive situation and franchise value. The manager may sell a stock when its price no longer compares favorably with the company's Private Market Value.

       PORTFOLIO / ADVISOR                                                           INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN-THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

VAN KAMPEN UIF-CORE PLUS FIXED                              The investment objective of the Core Plus Fixed Income Portfolio is to
INCOME PORTFOLIO-CLASS I                                    seek above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income
Adviser - Van Kampen(1)                                     securities. The Portfolio invests primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. Government, corporate and mortgage securities. The
                                                            Portfolio will ordinarily seek to maintain an average weighted maturity in excess of five years. The Portfolio may invest opportunistically in non-dollar-denominated securities and high yield securities (commonly referred to as "junk bonds").

VAN KAMPEN UIF-U.S. REAL ESTATE                             The investment objective of the U.S. Real Estate Portfolio is to seek
PORTFOLIO-CLASS I                                           above- average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real
Adviser - Van Kampen(1)                                     estate industry, including real estate investment trusts (REITs).

(1) Morgan Stanley Investment Management Inc., which does business in certain instances using the name "Van Kampen," serves as the investment advisor to the U.S. Mid Cap Value, Value, Core Plus Fixed Income and U.S. Real Estate Portfolios. Prior to May 1, 2002 Morgan Stanley Investments LP (formerly Miller Anderson & Sherrerd, LLP), an affiliate of Morgan Stanley Investment Management Inc., served as the investment advisor to the U.S. Mid Cap Value, Value and Core Plus Fixed Income Portfolios.

ADDITIONS, DELETIONS, OR SUBSTITUTIONS

The Company may add or delete Subaccounts at any time, or may substitute one Portfolio for another, at any time. The Company does not guarantee that any of the Subaccounts or any of the Portfolios will always be available for allocation of purchase payments or transfers. In the event of any substitution or change, the Company may make such changes in the Contract as may be necessary or appropriate to reflect such substitution or change.

Additions, deletions or substitutions of Subaccounts or Portfolios may be due to an investment decision by the Company, or due to an event not within the Company's control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company which offers a Portfolio. The Portfolio prospectuses describe the possibility of material conflict of interest in greater detail.

If the Company eliminates a Subaccount or substitutes the shares of another investment company for the shares of any Portfolio, the Company will first obtain approval of the SEC to the extent required by the Investment Company Act of 1940, as amended ("1940 Act"), or other applicable law. The Company will also notify Owners before it eliminates a Subaccount or substitutes a Portfolio.

New Subaccounts may be established when, in the sole discretion of the Company, marketing, tax, investment or other conditions so warrant. Any new Subaccounts will be made available to existing Owners on a basis to be determined by the Company.

If deemed to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more separate accounts.

VOTING RIGHTS

To the extent required by law, all Portfolio shares held in the Separate Account will be voted by the Company at regular and special shareholder meetings of the respective Portfolios in accordance with instructions received from persons having voting interests in the corresponding Subaccount. During the Accumulation Period, the Company will vote Portfolio shares according to instructions of Owners, unless the Company is permitted to vote shares in its own right.

The number of votes that an Owner may vote will be calculated separately for each Subaccount. The number will be determined by applying the Owner's percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount.

The Owner's percentage interest and the total number of votes will be determined as of the record date established by that Portfolio for voting purposes. Voting instructions will be solicited by written communication in accordance with procedures established by the respective Portfolios.

The Company will vote or abstain from voting shares for which it receives no timely instructions and shares it holds as to which Owners have no beneficial interest (including shares held by the Company as reserves for benefit payments*). The Company will vote or abstain from voting such shares in proportion to the voting instructions it receives from Owners of all Contracts participating in the Subaccount.

Each person or entity having a voting interest in a Subaccount will receive proxy material, reports and other material relating to the appropriate Portfolio. The Portfolios are not required to hold annual or other regular meetings of shareholders.

* Neither the Owner nor Payee has any interest in the Separate Account during the Benefit Payment Period. Benefit Units are merely a measure of the amount of the payment the Company is obligated to pay on each payment date.


                  ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)


The Company is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of variable and fixed annuity policies. The home office of the Company is located at 525 Vine Street, Cincinnati, Ohio 45202.

The Company is a wholly owned subsidiary of Great American Life Insurance Company(R), which is a wholly owned subsidiary of Great American Financial Resources(R), Inc. ("GAFRI"), a publicly traded insurance holding company (NYSE:
GFR). GAFRI is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).

The Company may from time to time publish in advertisements, sales literature and reports to Owners the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's and Fitch. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect A.M. Best Company's opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Ratings of the Company do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

                              THE SEPARATE ACCOUNT

The Separate Account A was established by the Company on May 26, 1995 as an insurance company separate account under the laws of the State of Ohio pursuant to resolution of the Company's Board of Directors. The Separate Account is registered with the SEC under the 1940 Act as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account.

The assets of the Separate Account are owned by the Company, but they are held separately from the other assets of the Company. Under Ohio law, the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether realized or not, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Company's general account assets or any other separate account maintained by the Company. The assets of the Separate Account will be held for the exclusive benefit of Owners of, and the persons entitled to payment under, the Contracts offered by this prospectus and all other contracts issued by the Separate Account. The obligations under the Contracts are obligations of the Company.


                        GREAT AMERICAN ADVISORS(R), INC.



Great American Advisors(R), Inc. ("GAA"), an affiliate of the Company, is the principal underwriter and distributor of the Contracts. GAA is a wholly owned subsidiary of GAFRI. GAA is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Its principal offices are located at 525 Vine Street, Cincinnati, Ohio 45202. The Company pays GAA for acting as underwriter according to the terms of a distribution agreement.


GAA sells Contracts through its registered representatives. In addition, GAA may enter into sales agreements with other broker-dealers to solicit applications for the Contracts through its registered representatives. These broker-dealers are registered with the SEC and are members of the NASD. All registered representatives who sell the Contracts are appointed by the Company as insurance agents and are authorized under applicable state insurance regulations to sell variable annuities.

The Company or GAA may pay commissions to registered representatives of GAA and other broker-dealers of up to 8.5% of purchase payments made under the Contracts. These commissions are reduced for Contracts issued to Owners over age
80. When permitted by state law and in exchange for lower initial commissions, GAA and/or the Company may pay trail commissions to registered representatives of GAA and to other broker-dealers. Trail commissions are not expected to exceed 1% of the Account Value of a Contract on an annual basis. To the extent permitted under current law, the Company and/or GAA may pay production, persistency and managerial bonuses as well as other promotional incentives, in cash or other compensation, to registered representatives of GAA and/or other broker-dealers.

                             CHARGES AND DEDUCTIONS

CHARGES AND DEDUCTIONS BY THE COMPANY

There are two types of charges and deductions by the Company. There are charges assessed to the certificates, which are reflected in the Account Value of the certificates, but not in Accumulation Unit Values (or Benefit Unit Values). These charges are the CDSC, the annual certificate maintenance fee, transfer fees, and premium taxes, where applicable. There is also a charge assessed against the Separate Account. This charge is reflected in the Accumulation Unit Values (and Benefit Unit Values) of the Subaccounts. This charge is the mortality and expense risk charge. The Company does not impose an administration charge.

Other than as described below, the Company will never charge more to a certificate than the fees and charges described below, even if its actual expenses exceed the total fees and charges collected. If the fees and charges collected by the Company exceed the actual expenses it incurs, the excess will be profit to the Company and will not be returned to Owners.

The Company reserves the right to increase the amount of the transfer fee in the future, and/or to charge fees for the automatic transfer programs described in the Transfers section of this prospectus, and/or for the systematic withdrawal program described in the Surrenders section of this prospectus, if in the Company's discretion, it determines such charges are necessary to offset the costs of administering transfers or systematic withdrawals.

CDSC ("CDSC")
  Purpose of Charge                                         Offset expenses incurred by the Company in the sale of the
                                                            Contracts, including commissions paid and costs of sales literature.

  Amount of Charge                                          Up to 7% of each purchase payment depending on number of years elapsed since receipt of the purchase payment.

Number of full years elapsed between date of receipt of
purchase payment and date request for surrender received    0         1        2        3         4        5         6      7 or
                                                                                                                            more
CDSC as a percentage of purchase payment surrendered
                                                            7%        6%       5%       4%        3%       2%        1%        0%

  When Assessed                                             On partial or full surrenders of purchase payments during Accumulation
                                                            Period.

  Assessed Against What                                     Purchase payments only, not earnings. See the Surrenders section of this prospectus for information on order of withdrawal of earnings and purchase payments.

                                                            -    Free withdrawal privilege. See the Surrenders section for
                                                                 information.

  Waivers                                                   -    In the Company's discretion where the Company incurs reduced sales and servicing expenses.

                                                            -    Upon separation from service if Contract issued with employer plan endorsement or deferred compensation endorsement.

                                                            -    If the Contract is issued with a tax-sheltered annuity endorsement
                                                                 (and without an employer plan endorsement): (i) upon separation from service if Owner has attained age 55 and certificate has been in force for at least seven years; or (ii) after certificate has been in force fifteen years or more.

                                                            -    Long-term care waiver rider. See the Surrenders section for information.

                                                            -    If the Social Security Administration determines after the certificate is issued that the Owner is "disabled" as that term is defined in the Social Security Act of 1935, as amended.

                                                            -    Successor Owner endorsement. See the Account Value section for information.

                                                            -    Where required to satisfy state law.

CERTIFICATE MAINTENANCE FEE
  Purpose of Charge                                         Offset expenses incurred in issuing the Contracts and in maintaining the
                                                            Contracts and the Separate Account.

  Amount of Charge                                          $25.00 per year.

  When Assessed                                             During the Accumulation Period, the charge is deducted on each anniversary of the effective date of the certificate, and at time of full surrender. During the Benefit Payment Period, a portion of the charge is deducted from each variable dollar benefit payment.

  Assessed  Against What                                    Amounts invested in the Subaccounts. During the Accumulation Period, the
                                                            charge is deducted pro rata from the Subaccounts in which the certificate has an interest on the date of the charge. During the
                                                            Benefit Payment Period, a pro rata portion of the annual charge is deducted from each benefit payment from the variable account. The charge is not assessed against the Fixed Account options.

                                                            -    In the Company's discretion where the Company incurs reduced sales
  Waivers                                                        and servicing expenses.

                                                            -    During the Benefit Payment Period where required to satisfy state law.

TRANSFER FEE
  Purpose of Charge                                         Offset cost incurred in administering the Contracts.

  Amount of Charge                                          $25 for each transfer in excess of 12 in any certificate year. The
                                                            Company reserves the right to change the amount of this charge at any time.

  When Assessed                                             During the Accumulation Period.

  Assessed Against What                                     Deducted from amount transferred.

  Waivers                                                   Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio rebalancing programs. Transfers associated with these programs do not count toward the 12 free transfers permitted in a certificate year. The Company reserves the right to eliminate this waiver at any time.

MORTALITY AND EXPENSE RISK CHARGE
  Purpose of Charge                                         Compensation for bearing certain mortality and expense risks under the
                                                            Contract. Mortality risks arise from the Company's obligation to pay benefit payments during the Benefit Payment Period and to pay the death benefit. The expense risk assumed by the Company is the risk that the
                                                            Company's actual expenses in administering the Contracts and the
                                                            Separate Account will exceed the amount recovered through the certificate maintenance fees and transfer fees.

  Amount of Charge                                          Daily charge equal to 0.003446% of the daily Net Asset Value for each
                                                            Subaccount, which corresponds to an effective annual rate of 1.25%.
                                                            Contracts with the 1.25% mortality and expense risk charge are referred to as "Standard Contracts."

  When Assessed                                             During the Accumulation Period, and during the Benefit Payment Period if a variable dollar benefit is elected.

  Assessed Against What                                     Amounts invested in the Subaccounts.  Not assessed against the Fixed
                                                            Account options.

  Waivers                                                   When the Company expects to incur reduced sales and servicing expenses, it may issue a Contract with a reduced mortality and expense risk charge. These Contracts are referred to as "Enhanced Contracts." The mortality and expense risk charge under an Enhanced Contract is a daily charge of 0.002615% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 0.95%.

PREMIUM TAXES

Currently some state and local governments impose premium taxes. These taxes currently range from zero to 5.0% depending upon the jurisdiction. A federal premium tax has been proposed but not enacted. The Company will deduct any applicable premium taxes from the Account Value either upon death, withdrawal, surrender, annuitization, or at the time purchase payments are made, but no earlier than when the Company incurs a tax liability under applicable law.

DISCRETIONARY WAIVERS OF CHARGES

The Company will look at the following factors to determine if it will waive a charge, in part or in full, due to reduced sales and servicing expenses: (1) the size and type of the group to which sales are to be made; (2) the total amount of purchase payments to be received; and (3) any prior or existing relationship with the Company. The Company would expect to incur reduced sales and servicing expenses in connection with Contracts offered to employees of the Company, its subsidiaries and/or affiliates. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales and servicing expenses. In no event will the Company waive a charge where such waiver would be unfairly discriminatory to any person.

EXPENSES OF THE PORTFOLIOS

In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses which are described in the prospectus and Statement of Additional Information for each Portfolio. The actual Portfolio fees and expenses for the prior calendar year are included in the Expense Tables of this prospectus. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).

                                  THE CONTRACTS

Each Contract is an agreement between the Company and the group Contract Owner. An individual participant under a group Contract will receive a certificate of participation, which is evidence of the participant's interest in the group Contract. A certificate of participation is not a contract. Values, benefits and charges are calculated separately for each certificate issued under a Contract. The description of Contract provisions in this prospectus applies to the interests of certificate Owners, except where otherwise noted.

Because the Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate, the availability of certain Contract rights and provisions in a given state may depend on that state's approval of the Contracts. Where required by state law or regulation, the Contracts will be modified accordingly.

RIGHT TO CANCEL

Where required by state law, the Owner of a certificate may cancel it before midnight of the twentieth day following the date the Owner receives the certificate. For a valid cancellation, the certificate must be returned to the Company, and written notice of cancellation must be given to the Company, or to the agent who sold the Contract, by that deadline. If mailed, the return of the certificate or the notice is effective on the date it is postmarked, with the proper address and with postage paid. If the Owner cancels the certificate, the certificate will be void and the Company will refund the purchase payment(s) paid for it, plus or minus any investment gains or losses under the Contract as of the end of the Valuation Period during which the returned Contract is received by the Company. When required by state or federal law, the Company will return the purchase payments without any investment gain or loss, during all or part of the right to cancel period. When required by state or federal law, the Company will return the purchase payments in full, without deducting any fees or charges, during the right to cancel period. When required by state law, the right to cancel period may be longer than 20 days. When required by state law, the right to cancel may apply to group contracts. During the right to cancel period specified on the first page of the Contract, the Company reserves the right to allocate all purchase payments to either the Fixed Accumulation Account or a money market Subaccount, at our discretion. If we exercise this right, we will allocate the Account Value as of the end of the right to cancel period to the Fixed Account options and/or to the Subaccounts in the percentages that the Owner instructed.

PERSONS WITH RIGHTS UNDER A CONTRACT

OWNER: The Owner is the person with authority to exercise rights and receive benefits under the Contract (e.g., make allocations among investment options, elect a settlement option, designate the Annuitant, Beneficiary and Payee). An Owner must ordinarily be a natural person, or a trust or other legal entity holding a contract for the benefit of a natural person. Ownership of a non-tax-qualified Contract may be transferred, but transfer may have adverse tax consequences. Ownership of a tax-qualified Contract may not be transferred. Unless otherwise elected or required by law, a transfer of Ownership will not automatically cancel a designation of an Annuitant or Beneficiary or any settlement options election previously made.

JOINT OWNERS: There may be joint Owners of a non-tax-qualified Contract. Joint Owners may each exercise transfer rights and make purchase payment allocations independently. All other rights must be exercised by joint action. A surviving joint Owner who is not the spouse of a deceased Owner may not become a Successor Owner, but will be deemed to be the Beneficiary of the death benefit which becomes payable on the death of the first Owner to die, regardless of any Beneficiary designation.

SUCCESSOR OWNER: The surviving spouse of a deceased Owner may become a Successor Owner if the surviving spouse was either the joint Owner or sole surviving Beneficiary under the Contract. In order for a spouse to become a Successor Owner, the Owner must make an election prior to the Owner's death, or the surviving spouse must make an election within one year of the Owner's death.

ANNUITANT: The Annuitant is the person whose life is the measuring life for life contingent annuity benefit payments. The Annuitant must be the same person as the Owner under a tax-qualified Contract. The Owner may designate or change an Annuitant under a non-tax-qualified Contract. Unless otherwise elected or required by law, a change of Annuitant will not automatically cancel a designation of a Beneficiary or any settlement option election previously made.

BENEFICIARY: The person entitled to receive the death benefit. The Owner may designate or change the Beneficiary, except that a surviving joint Owner will be deemed to be the Beneficiary regardless of any designation. Unless otherwise elected or required by law, a change of Beneficiary will not automatically cancel a designation of any Annuitant or any settlement option election previously made. If no Beneficiary is designated, and there is no surviving joint Owner, the Owner's estate will be the Beneficiary. The Beneficiary will be the measuring life for life contingent death benefit payments.

PAYEE: Under a tax-qualified Contract, the Owner-Annuitant is the Payee of annuity benefits. Under a non-tax-qualified Contract, the Owner may designate the Annuitant or the Owner as the Payee of annuity benefits. Irrevocable naming of a Payee other than the Owner can have adverse tax consequences. The Beneficiary is the Payee of the death benefit.

ASSIGNEE: Under a tax-qualified Contract, assignment is not permitted. The Owner of a non-tax-qualified Contract may assign most of his/her rights or benefits under a Contract. Assignment of rights or benefits may have adverse tax consequences.

                               ACCUMULATION PERIOD

Each Contract allows for an Accumulation Period during which purchase payments are invested according to the Owner's instructions. During the Accumulation Period, the Owner can control the allocation of investments through transfers or through the following investment programs offered by the Company: dollar cost averaging, portfolio rebalancing and interest sweep. These programs and telephone, facsimile and Internet transfer procedures are described in the Transfers section of this prospectus. The Owner can access the Account Value during the Accumulation Period through surrenders, systematic withdrawal, or contract loans (if available). These withdrawal features are described more fully in the Surrenders and Contract Loans sections of this prospectus.

ACCOUNT STATEMENTS

During the Accumulation Period, the Company will provide a report at least once each certificate year of the certificate's Account Value, and any other information required by law. The Company will confirm receipt of any purchase payments made after the initial purchase payment in quarterly statements of account activity.

ACCOUNT VALUE

The value of a certificate during the Accumulation Period is referred to as the "Account Value." The Account Value at any given time is the sum of: (1) The value of the Owner's interest in the Fixed Account options as of that time; and
(2) the value of the Owner's interest in the Subaccounts as of that time. The value of the Owner's interest in the Subaccounts at any time is equal to the sum of the number of Accumulation Units for each Subaccount attributable to that certificate multiplied by the Accumulation Unit Value for the applicable Subaccount at the end of that Valuation Period. The Account Value at any time is net of any charges, deductions, surrenders, and/or outstanding loans incurred prior to or as of the end of that Valuation Period.

ACCUMULATION UNITS

Amounts allocated or transferred to a Subaccount are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to the Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period in which the amount allocated is received by the Company, or as of the end of the Valuation Period in which the transfer is made.

Accumulation Units will be canceled as of the end of the Valuation Period during which one of the following events giving rise to cancellation occurs:

         -        transfer from a Subaccount

         -        full or partial surrender from the Subaccounts

         -        payment of a death benefit

         - application of the amounts in the Subaccounts to a settlement option

         -        deduction of the certificate maintenance fee

         -        deduction of any transfer fee

SUCCESSOR OWNER ENDORSEMENT

If the Contract is modified by the Successor Owner endorsement, and the surviving spouse of a deceased Owner becomes a Successor Owner of a certificate, the Account Value will be stepped-up to equal the death benefit which otherwise would have been payable, as of what would have been the Death Benefit Valuation Date. In addition, CDSCs will be waived on the entire stepped-up Account Value as of that date, but will apply to any purchase payments applied to the certificate after that date.

For purposes of determining what would have been the Death Benefit Valuation Date, the election to become Successor Owner will be deemed to be instructions as to the form of death benefit. The election to become Successor Owner must be made within one year of the date of the Owner's death.

The Successor Owner endorsement may not be available in all states.

PURCHASE PAYMENTS

Purchase payments may be made at any time during the Accumulation Period. The current restrictions on purchase payment amounts are:

                                                     TAX-QUALIFIED      NON-TAX-QUALIFIED
                                                  -------------------  -------------------
MINIMUM INITIAL PURCHASE PAYMENT                  $2,000               $5,000
MINIMUM MONTHLY PAYMENTS UNDER PERIODIC PAYMENT   $50                  $100
PROGRAM
MINIMUM ADDITIONAL PAYMENTS                       $50                  $50
MAXIMUM SINGLE PURCHASE PAYMENT                   $500,000 or Company  $500,000 or Company
                                                  approval             approval

The Company reserves the right to increase or decrease the minimum allowable initial purchase payment or minimum purchase payment under a periodic payment program, the minimum allowable additional purchase payment, or the maximum single purchase payment at its discretion and at any time, where permitted by law.

Each purchase payment will be applied by the Company to the credit of the Owner's account. If the application form is in good order, the Company will apply the initial purchase payment to an account for the Owner within two business days of receipt of the purchase payment. If the application form is not in good order, the Company will attempt to get the application form in good order within five business days. If the application form is not in good order at the end of this period, the Company will inform the applicant of the reason for the delay and that the purchase payment will be returned immediately unless he or she specifically gives the Company consent to keep the purchase payment until the application form is in good order. Once the application form is in good order, the purchase payment will be applied to the Owner's account within two business days.

Each additional purchase payment is credited to a certificate as of the Valuation Date on which the Company receives the purchase payment. If the purchase payment is allocated to a Subaccount, it will be applied at the Accumulation Unit Value calculated at the end of the Valuation Period in which that Valuation Date occurs.

INVESTMENT OPTIONS-ALLOCATIONS

Purchase payments can be allocated in whole percentages to any of the available Subaccounts or Fixed Account options. See The Portfolios section of this prospectus for a listing and description of the currently available Subaccounts. The currently available Fixed Account options are:

         Fixed Accumulation Account Option
         One-Year Guaranteed Interest Rate Option
         Three-Year Guaranteed Interest Rate Option
         Five-Year Guaranteed Interest Rate Option
         Seven-Year Guaranteed Interest Rate Option

The current restrictions on allocations are:

                                                      TAX-QUALIFIED AND NON-TAX-QUALIFIED
                                                  --------------------------------------------
MINIMUM ALLOCATION TO ANY SUBACCOUNT              $10
MINIMUM ALLOCATION TO FIXED ACCUMULATION ACCOUNT  $10
MINIMUM ALLOCATION TO FIXED ACCOUNT GUARANTEE     $2,000
PERIOD OPTION                                     No amounts may be allocated to a
                                                  fixed guarantee period option, which would
                                                  extend beyond the Owner's 85th birthday or
                                                  five years after the effective date of the
                                                  certificate, if later.
ALLOCATION DURING RIGHT TO CANCEL PERIOD          No current restrictions, however, the
                                                  Company reserves the right to require that
                                                  purchase payment(s) be allocated to the
                                                  money market Subaccount or to the Fixed
                                                  Accumulation Account option during the right
                                                  to cancel period, if any.

Interests in the Fixed Account options are not securities and are not registered with the SEC. Amounts allocated to the Fixed Account options will receive a stated rate of interest of at least 3% per year. Amounts allocated to the Fixed Account options and interest credited to the Fixed Account options are guaranteed by the Company. Interests in the Subaccounts are securities registered with the SEC. The Owner bears the risk of investment gain or loss on amounts allocated to the Subaccounts.

PRINCIPAL GUARANTEE PROGRAM

An Owner may elect to have the Company allocate a portion of a purchase payment to the seven-year guaranteed interest rate option such that, at the end of the seven-year guarantee period, that account will grow to an amount equal to the total purchase payment (so long as there are no surrenders or loans from the certificate). The Company determines the portion of the purchase payment that must be allocated to the seven-year guarantee option such that, based on the interest rate then in effect, that account will grow to equal the full amount of the purchase payment after seven years. The remainder of the purchase payment will be allocated according to the Owner's instructions. The minimum purchase payment eligible for the principal guarantee program is $5,000.

RENEWAL OF FIXED ACCOUNT GUARANTEE OPTIONS

At the end of a guarantee period, and for 30 days preceding the end of such guarantee period, the Owner may elect to allocate the amount maturing to any of the available investment options under the certificate. If the Owner does not make a reallocation election, the amount maturing will be allocated to the guarantee period option with the same number of years as the period expiring, or the next shortest period as may be required to comply with the restriction on allocation to guarantee period options as described in the Investment Options-Allocations section of this prospectus. If no guarantee period is available due to this restriction, the amount maturing will be allocated to the Fixed Accumulation Account option.

TRANSFERS

During the Accumulation Period, an Owner may transfer amounts among Subaccounts, among Fixed Account options, and/or between Subaccounts and Fixed Account options.

The current restrictions on transfers are:

                                                                        TAX-QUALIFIED AND NON-TAX-QUALIFIED
                                                                -----------------------------------------------------
MINIMUM TRANSFER FROM ANY SUBACCOUNT                            $500 or balance of Subaccount, if less
MINIMUM TRANSFER FROM FIXED ACCOUNT OPTION                      $500 or balance of Fixed Account option, if less
MINIMUM TRANSFER TO FIXED ACCOUNT GUARANTEE                     $2,000
PERIOD OPTION                                                   No amounts may be transferred to a guarantee
                                                                period option which would extend beyond the
                                                                Owner's 85th birthday or five years after
                                                                the effective date of the certificate, if
                                                                later.
MAXIMUM TRANSFER FROM FIXED ACCOUNT OPTION OTHER                During any certificate year, 20% of the Fixed Account
THAN FIXED ACCOUNT GUARANTEE PERIOD OPTION WHICH IS             option's value as of the most recent certificate
MATURING                                                        anniversary.
TRANSFERS FROM FIXED ACCOUNT OPTIONS                            - May not be made prior to first certificate
                                                                  anniversary.
                                                                - Amounts transferred from Fixed Account
                                                                  options to Subaccounts may not be
                                                                  transferred back to Fixed Account options
                                                                  for a period of six months from the date of
                                                                  the original transfer.

A transfer is effective on the Valuation Date during which the Company receives the request for transfer, and will be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs.

AUTOMATIC TRANSFER PROGRAMS

During the Accumulation Period, the Company offers the automatic transfer services described below. To enroll in one of these programs, you will need to complete the appropriate authorization form, which you can obtain from the Company by calling 1-800-789-6771.

Currently, the transfer fee does not apply to dollar cost averaging, portfolio rebalancing, or interest sweep transfers, and transfers under these programs will not count toward the twelve transfers permitted under a certificate without a transfer fee charge. However, the Company reserves the right to impose a fee in such amount as the Company may then determine to be reasonable for participation in automatic transfer programs.

                                                                   MINIMUM ACCOUNT
           SERVICE                     DESCRIPTION                   REQUIREMENTS               LIMITATIONS/NOTES
-----------------------------   ---------------------------   ---------------------------   ----------------------------
DOLLAR COST AVERAGING           Automatic transfers from      Source of funds must be at    Dollar cost averaging
There are risks involved in     the money market              least $10,000. Minimum        transfers may not be made
switching between               Subaccount to any other       transfer per month is $500.   to any of the Fixed Account
investments available           Subaccount(s), or from the    When balance of source of     options. The dollar cost
under the Contract. Dollar      Fixed Accumulation            funds falls below $500,       averaging transfers will
cost averaging requires         Account option to any         entire balance will be        take place on the last
regular investments             Subaccount(s), on a           allocated according to        Valuation Date of each
regardless of fluctuating       monthly or quarterly basis.   dollar cost averaging         calendar month or quarter
price levels and does not                                     instructions.                 as requested by the Owner.
guarantee profits or
prevent losses in a
declining market. Yo
should consider your
financial ability to continue
dollar cost averaging
transfers through periods
of changing price levels.

                                                                   MINIMUM ACCOUNT
           SERVICE                     DESCRIPTION                   REQUIREMENTS               LIMITATIONS/NOTES
-----------------------------   ---------------------------   ---------------------------   ----------------------------
PORTFOLIO REBALANCING           Automatically transfer        Minimum Account Value         Transfers will take place on
                                amounts between the           of $10,000.                   the last Valuation Date of
                                Subaccounts and the Fixed                                   each calendar quarter.
                                Accumulation Account                                        Portfolio rebalancing will
                                option to maintain the                                      not be available if the
                                percentage allocations                                      dollar cost averaging
                                selected by the Owner.                                      program or an interest
                                                                                            sweep from the Fixed
                                                                                            Accumulation Account option
                                                                                            is being utilized.

INTEREST SWEEP                  Automatic transfers of the    Balance of each Fixed         Interest sweep transfers
                                income from any Fixed         Account option selected       will take place on the last
                                Account option(s) to any      must be at least $5,000.      Valuation Date of each
                                Subaccount(s).                Maximum transfer from         calendar quarter. Interest
                                                              each Fixed Account option     sweep is not available from
                                                              selected is 20% of such       the Seven-Year Guaranteed
                                                              Fixed Account option's        Interest Rate Option if the
                                                              value per year. Amounts       Principal Guarantee
                                                              transferred under the         Program is selected.
                                                              interest sweep program will
                                                              reduce the 20% maximum
                                                              transfer amount otherwise
                                                              allowed.

TERMINATION OF AUTOMATIC TRANSFER PROGRAMS

The Owner may terminate any of the automatic transfer programs at any time, but must give the Company at least 30 days' notice to change any automatic transfer instructions that are already in place. Termination and change instructions will be accepted by U.S. or overnight mail, or by facsimile at 513-412-3766. The Company may terminate, suspend or modify any aspect of the automatic transfer programs described above without prior notice to Owners, as permitted by applicable law. Any such termination, suspension or modification will not affect automatic transfer programs already in place.

The Company may also impose an annual fee or increase the current annual fee, as applicable, for any of the foregoing automatic transfer programs in such amount(s) as the Company may then determine to be reasonable for participation in the program. The maximum amount of the annual fee that would be imposed for participating in each automatic transfer program is $30.

TELEPHONE, FACSIMILE OR INTERNET TRANSFERS

Currently, instead of placing a request in writing, an Owner may place a request for all or part of the Account Value to be transferred by telephone, facsimile or over the Internet. All transfers must be in accordance with the terms of the Contract. Transfer instructions are currently accepted once each Valuation Period by telephone at 1-800-789-6771, or via facsimile at 513-412-3766, or over the Internet through the Company's web site at www.annuityinvestors.com, between 9:30 a.m. and 4:00 p.m. Once instructions have been accepted, they may not be rescinded; however, new instructions may be given the following Valuation Period. Access to these alternate methods of placing transfer requests, particularly through the Company's web site, may be limited or unavailable during periods of peak demand, system upgrading and maintenance, or for other reasons. The Company may withdraw the right to make transfers by telephone, facsimile or over the Internet upon 10 days' written notice to affected Contract Owners.

The Company will not be liable for complying with transfer instructions that the Company reasonably believes to be genuine, or for any loss, damage, cost or expense in acting on such instructions. The Owner or person with the right to control payments will bear the risk of such loss. The Company will employ reasonable procedures to determine that telephone, facsimile or Internet instructions are genuine. If the Company does not employ such procedures, the Company may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions or requiring use of a unique password or other identifying information.

OTHER RESTRICTIONS ON TRANSFERS

Transfers involving Subaccounts may be subject to restrictions or requirements if exercised by a market timing firm or any other third party authorized to initiate transfers on behalf of multiple Contract Owners. In particular, a pattern of transfers that coincides with a market timing strategy has the potential to have a detrimental effect on Accumulation Unit Values or Portfolio net asset values. Portfolios may refuse to execute such transfer requests. The Company may be unable to effectuate transfers in such situations.

Additionally, the Company reserves the right to refuse or limit transfer requests (or take any other action it deems necessary) in order to protect Contract Owners, Annuitants and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices that are employed by some Contract Owners (or third parties acting on their behalf). The Company will apply the same standards to all Contract Owners in its determination of whether to exercise its right to refuse or limit transfer requests (or when taking other necessary actions). If the Company determines that a Contract Owner (or third party acting on the Contract Owner's behalf) is engaging in harmful short-term trading, the Company reserves the right to take actions to protect investors, including exercising its right to terminate the ability of specified Contract Owners to submit transfer requests via telephone, facsimile or over the Internet. If the Company exercises this right, affected Contract Owners would be limited to submitting transfer requests via U.S. mail. The Company may also refuse transfer requests submitted by specified Contract Owners (or third parties on their behalf) that exhibit a pattern of short-term trading. Any action taken by the Company pursuant to this provision will be preceded by 10 days' written notice to the affected Contract Owner(s). If the Company refuses a transfer request pursuant to this provision, the request may be resubmitted via U. S. mail. That transfer would then be effective as of the Valuation Date during which the Company receives the request for transfer via U. S. mail, and would be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs.




SURRENDERS

An Owner may surrender a certificate either in full or in part during the Accumulation Period. A CDSC may apply on surrender. The restrictions and charges on surrenders are:

                                                             TAX-QUALIFIED                NON-TAX-QUALIFIED
                                                      ---------------------------   ------------------------------
MINIMUM AMOUNT OF PARTIAL SURRENDER                                             $500
MINIMUM REMAINING SURRENDER VALUE AFTER PARTIAL                                 $500
SURRENDER
AMOUNT AVAILABLE FOR SURRENDER (valued as of end of   Account Value less            Account Value less
Valuation Period in which request for surrender is    applicable CDSC, subject to   applicable CDSC, subject to
received by the Company)                              tax law or employer plan      employer plan restrictions
                                                      restrictions on withdrawals   on withdrawals or surrender
                                                      or surrender
TAX PENALTY FOR EARLY WITHDRAWAL                      When applicable, 10% of amount distributed before age 59-1/2
CERTIFICATE MAINTENANCE FEE ON FULL SURRENDER         $25 (no CDSC applies to fee)
CONTINGENT DEFERRED SALES CHARGE ("CDSC")             Up to 7% of purchase payments
ORDER OF WITHDRAWAL FOR PURPOSES OF CDSC (order       First from accumulated earnings (no CDSC applies) and
may be different for tax purposes)                    then from purchase payments on "first-in, first-out" basis
                                                      (CDSC may apply)

A full surrender will terminate a certificate. Partial surrenders are withdrawn proportionally from all Subaccounts and Fixed Account options in which the certificate is invested on the date the Company receives the surrender request unless the Owner requests that the surrender be withdrawn from a specific investment option. A surrender is effective on the Valuation Date during which the Company receives the request for surrender, and will be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs. Payment of a surrendered amount may be delayed if the amount surrendered was paid to the Company by a check that has not yet cleared. Surrenders from a Fixed Account option may be delayed for up to six months after receipt of a surrender request as allowed by state law. Surrenders from the Subaccounts may be delayed during any period the New York Stock Exchange is closed or trading is restricted, or when the SEC either: (1) determines that there is an emergency which prevents valuation or disposal of securities held in the Separate Account; or (2) permits a delay in payment for the protection of security holders.

FREE WITHDRAWAL PRIVILEGE

The Company will waive the CDSC on full or partial surrenders during the second and succeeding certificate years on an amount equal to not more than the greater of: (a) accumulated earnings (Account Value in excess of purchase payments); or
(b) 10% of the Account Value as of the last certificate anniversary.

If the free withdrawal privilege is not exercised during a certificate year, it does not carry over to the next certificate year. The free withdrawal privilege may not be available under some group Contracts.

LONG-TERM CARE WAIVER RIDER

If a Contract is modified by the Long-Term Care Waiver Rider, surrenders may be made free of any CDSC if the Owner has been confined in a qualifying licensed hospital or long-term care facility for at least 90 days beginning on or after the first contract anniversary. There is no charge for this rider, but it may not be available in all states.

SYSTEMATIC WITHDRAWAL

During the Accumulation Period, an Owner may elect to automatically withdraw money from a certificate. The Account Value must be at least $10,000 in order to make a systematic withdrawal election. The minimum monthly amount that can be withdrawn is $100. Systematic withdrawals will be subject to the CDSC to the extent that the amount withdrawn exceeds the free withdrawal privilege. The Owner may begin or discontinue systematic withdrawals at any time by request to the Company, but at least 30 days' notice must be given to change any systematic withdrawal instructions that are currently in place. The Company reserves the right to discontinue offering systematic withdrawals at any time. Currently, the Company does not charge a fee for systematic withdrawal services. However, the Company reserves the right to impose an annual fee in such amount as the Company may then determine to be reasonable for participation in the systematic withdrawal program. If imposed, the fee will not exceed $30 annually.

Before electing a systematic withdrawal program, you should consult with a financial advisor. Systematic withdrawal is similar to annuitization, but will result in different taxation of payments and potentially different amount of total payments over the life of the certificate than if annuitization were elected.

CONTRACT LOANS

The Company may make loans to Owners of certain tax-qualified Contracts. Any such loans will be secured with an interest in the Contract, and the collateral for the loan will be moved from the Subaccounts you designate to the Fixed Accumulation Account option and earn a fixed rate of interest applicable to loan collateral. Loan amounts and repayment requirements are subject to provisions of the Internal Revenue Code, and default on a loan will result in a taxable event. You should consult a tax advisor prior to exercising loan privileges. If loans are available under a Contract, loan provisions are described in the loan endorsement to the Contract.

A loan, whether or not repaid, will have a permanent effect on the Account Value of a certificate because the collateral cannot be allocated to the Subaccounts or Fixed Account guarantee periods. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on collateral while the loan is outstanding, the Account Value will not increase as rapidly as it would if no loan were outstanding. If investment results are below that rate, the Account Value will be higher than it would have been if no loan had been outstanding.

TERMINATION

The Company reserves the right to terminate any certificate at any time during the Accumulation Period if the Surrender Value is less than $500. In that case, the certificate will be involuntarily surrendered and the Company will pay the Owner the amount which would be due the Owner on a full surrender. A group Contract may be terminated on 60 days advance notice, in which case participants will be entitled to continue their interests on a deferred, paid-up basis, subject to the Company's involuntary surrender right as described above.

                             BENEFIT PAYMENT PERIOD

ANNUITY BENEFIT

An Owner may designate the date that annuity payments will begin, and may change the date up to 30 days before annuity payments are scheduled to begin. Unless the Company agrees otherwise, the first day of a Benefit Payment Period in which annuity payments are paid cannot be later than the certificate anniversary following the 85th birthday of the eldest Owner, or five years after the effective date of the certificate, whichever is later.

The amount applied to a settlement option will be the Account Value as of the end of the Valuation Period immediately preceding the first day of the Benefit Payment Period. For tax-qualified Contracts, if the Payee is a non-natural person, a surrender will be deemed to have been made and the amount applied to a settlement option will be the Surrender Value instead of the Account Value, unless the non-natural person Payee is the Owner of the individual or group Contract and has an immediate obligation to make corresponding payments to the Annuitant of the Contract. The Owner may select any form of settlement option which is currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus.

If the Owner has not previously made an election as to the form of settlement option, the Company will contact the Owner to ascertain the form of settlement option to be paid. If the Owner does not select a settlement option, such as a specific fixed dollar benefit payment, a variable dollar benefit payment, or a combination of a variable and fixed dollar benefit payment, the Company will apply the Account Value to a fixed dollar benefit for the life of the Annuitant with 120 monthly payments assured, as described in the Settlement Options section of this prospectus.

DEATH BENEFIT

A death benefit will be paid under a certificate if the Owner dies during the Accumulation Period. If a surviving spouse becomes a Successor Owner of the certificate, the death benefit will be paid on the death of the Successor Owner if he or she dies during the Accumulation Period.

DEATH BENEFIT AMOUNT

The Death Benefit Amount will equal the greatest of:

         1)       the Account Value on the Death Benefit Valuation Date.

         2) the total purchase payment(s), less any partial surrenders and any CDSCs that applied to those amounts.

         3) the largest Account Value on any certificate anniversary which is an exact multiple of five and prior to the Owner's death or the Owner's 75th birthday if earlier, less any partial surrenders and any CDSCs that applied to those amounts.

Any applicable premium tax or other taxes not previously deducted, and any outstanding loans, will be deducted from the death benefit amount described above.

An Owner may elect the form of payment of the death benefit at any time before his or her death. The form of payment may be a lump sum, or any available form of settlement option. The standard forms of settlement options are described in the Settlement Options section of this prospectus. If the Owner does not make an election as to the form of death benefit, the Beneficiary may make an election within one year after the Owner's death. If no election as to form of settlement option is made, the Company will apply the death benefit to a fixed dollar benefit for a period certain of 48 months. The first day of the Benefit Payment Period in which a death benefit is paid may not be more than one year after the Owner's death; the day a death benefit is paid in a lump sum may not be more than five years after the Owner's date of death.

PAYMENT OF BENEFITS

When a certificate is annuitized, or when a death benefit is applied to a settlement option, the Account Value or the death benefit, as the case may be, is surrendered to the Company in exchange for a promise to pay a stream of benefit payments for the duration of the settlement option selected. Benefit payments may be calculated and paid: (1) as a variable dollar benefit; (2) as a fixed dollar benefit; or (3) as a combination of both. The stream of payments, whether variable dollar or fixed dollar, is an obligation of the Company's general account. However, only the amount of fixed dollar benefit payments is guaranteed by the Company. The Owner (or Payee) bears the risk that any variable dollar benefit payment may be less than the initial variable dollar benefit payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently. Transfers between a variable dollar benefit and a fixed dollar benefit are not permitted, but transfers of Benefit Units among Subaccounts are permitted once each 12 months after a variable dollar benefit has been paid for at least 12 months. The formulas for transferring Benefit Units among Subaccounts during the Benefit Payment Period are set forth in the Statement of Additional Information.

SETTLEMENT OPTIONS

The Company will make periodic payments in any form of settlement option that is acceptable to it at the time of an election. The standard forms of settlement options are described below. Payments under any settlement option may be in monthly, quarterly, semiannual or annual payment intervals. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. The Company, in its discretion, may require benefit payments to be made by direct deposit or wire transfer to the account of a designated Payee.

The Company may modify minimum amounts, payment intervals and other terms and conditions at any time without prior notice to Owners. If the Company changes the minimum amounts, the Company may change any current or future payment amounts and/or payment intervals to conform with the change. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied. Once payment begins under a settlement option that is contingent on the life of a specified person or persons, the settlement option may not be changed or commuted (i.e., redeemed at present value). Other settlement options may be commuted on a basis acceptable to you and us at the time of the commutation request.

The dollar amount of benefit payments will vary with the frequency of the payment interval and the duration of the payments. Generally, each payment in a stream of payments will be lesser in amount as the frequency of payment increases, or as the length of the payment period increases, because more payments will be paid. For life contingent settlement options, each payment in the stream of payments will generally be lesser in amount as the life expectancy of the Annuitant or Beneficiary increases because more payments are expected to be paid.

INCOME FOR A FIXED PERIOD: The Company will make periodic payments for a fixed period of 5 to 30 years. (Payment intervals of 1 to 4 years are available for death benefit settlement options only.)

LIFE ANNUITY WITH PAYMENTS FOR A FIXED PERIOD: The Company will make periodic payments for a fixed period, or until the death of the person on whose life benefit payments are based if he or she lives longer than the fixed period.

JOINT AND ONE-HALF SURVIVOR ANNUITY: The Company will make periodic payments until the death of the primary person on whose life benefit payments are based; thereafter, the Company will make one-half of the periodic payment until the death of the secondary person on whose life benefit payments are based.

LIFE ANNUITY: The Company will make periodic payments until the death of the person on whose life the benefit payments are based.

CALCULATION OF FIXED DOLLAR BENEFIT PAYMENTS

Fixed dollar benefit payments are determined by multiplying the amount applied to the fixed dollar benefit (expressed in thousands of dollars and after deduction of any fees and charges, loans, or applicable premium taxes) by the amount of the payment per $1,000 of value which the Company is currently paying for settlement options of that type. Fixed dollar benefit payments will remain level for the duration of the Benefit Payment Period.

The Company guarantees minimum fixed dollar benefit payment factors based on 1983 group annuity mortality tables, for blended lives (60% female/40% male) with interest at 3% per year, compounded annually. The minimum monthly payments per $1,000 of value for the Company's standard settlement options are set forth in tables in the Contracts. Upon request, the Company will provide information about minimum monthly payments for ages or fixed periods not shown in the settlement option tables.

CALCULATION OF VARIABLE DOLLAR BENEFIT PAYMENTS

The first variable dollar benefit payment is the amount it would be if it were a fixed dollar benefit payment calculated at the Company's minimum guaranteed settlement option factors, reduced by a pro rata portion of the certificate maintenance fee, equal to the amount of the fee divided by the number of payments to be made over a 12-month period.

The amount of each subsequent variable dollar benefit payment will reflect the investment performance of the Subaccount(s) selected and may vary from payment to payment. For example, because the first benefit payment includes a 3% rate of interest, subsequent benefit payments will be less than the first payment if the net investment performance of the applicable Subaccount(s) is less than 3%.

The amount of each subsequent payment is the sum of the payment due for each Subaccount selected, less a pro rata portion of the certificate maintenance fee, as described above. The payment due for a Subaccount equals the shares for that Subaccount, which are the Benefit Units, times their value, which is the Benefit Unit Value for that Subaccount as of the end of the fifth Valuation Period preceding the due date of the payment.

The number of Benefit Units for each Subaccount selected is determined by allocating the amount of the first variable dollar benefit payment (before deduction of the pro rata portion of the certificate maintenance fee) among the Subaccount(s) selected in the percentages indicated by the Owner (or Payee). The dollar amount allocated to a Subaccount is divided by the Benefit Unit Value for that Subaccount as of the first day of the Benefit Payment Period. The result is the number of Benefit Units that the Company will pay for that Subaccount at each payment interval. The number of Benefit Units for each Subaccount remains fixed during the Benefit Payment Period, except as a result of any transfers among Subaccounts or as provided under the settlement option elected. An explanation of how Benefit Unit Values are calculated is included in the Glossary of Financial Terms of this prospectus.

                              FEDERAL TAX MATTERS

This section provides a general description of federal income tax considerations relating to the Contracts. The purchase, holding and transfer of a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus or in the Statement of Additional Information. State taxation will vary depending on the state in which you reside, and is not discussed in this prospectus or in the Statement of Additional Information.

The tax information provided in the prospectus and Statement of Additional Information should not be used as tax advice. Federal income tax laws are subject to interpretation by the IRS and are subject to change. You should consult a competent tax advisor to discuss how current tax laws affect your particular situation.

TAX DEFERRAL ON ANNUITIES

Internal Revenue Code ("IRC") Section 72 governs taxation of annuities in general. The income earned on a Contract is generally not included in income until it is withdrawn from the Contract. In other words, a Contract is a tax-deferred investment. The Contracts must meet certain requirements in order to qualify for tax-deferred treatment under IRC Section 72. These requirements are discussed in the Statement of Additional Information. In addition, tax deferral is not available for a Contract when the Owner is not a natural person unless the Contract is part of a tax-qualified retirement plan or the Owner is a mere agent for a natural person. For a nonqualified deferred compensation plan, this rule means that the employer as Owner of the Contract will generally be taxed currently on any increase in the Account Value, although the plan itself may provide a tax deferral to the participating employee. For a group nonqualified Contract where the Owner has no rights over the separate interests, this rule is applied to each participant who is not a natural person.

TAX-QUALIFIED RETIREMENT PLANS

Annuities may also qualify for tax-deferred treatment, or serve as a funding vehicle, under tax-qualified retirement plans that are governed by other IRC provisions. These provisions include IRC Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), 408 and 408A (individual retirement annuities), and 457(g) (governmental deferred compensation plans). Tax-deferral is generally also available under these tax-qualified retirement plans through the use of a trust or custodial account without the use of an annuity.

The tax law rules governing tax-qualified retirement plans and the treatment of amounts held and distributed under such plans are complex. If the Contract is to be used in connection with a tax-qualified retirement plan, including individual retirement annuities ("IRAs"), you should seek competent legal and tax advice regarding the suitability of the Contract for the situation involved and the requirements governing the distribution of benefits.

Contributions to a tax-qualified Contract are typically made with pre-tax dollars, while contributions to a non-tax-qualified Contract are typically made from after-tax dollars, though there are exceptions in either case. Tax-qualified Contracts may also be subject to restrictions on withdrawals that do not apply to non-tax-qualified Contracts. These restrictions may be imposed to meet the requirements of the IRC or of an employer plan. Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.

INDIVIDUAL RETIREMENT ANNUITIES

IRC Sections 219 and 408 permit individuals or their employers to contribute to an individual retirement arrangement known as an "Individual Retirement Annuity" or "IRA". Under applicable limitations, an individual may claim a tax deduction for certain contributions to an IRA. Contributions made to an IRA for an employee under a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) established by an employer are not includable in the gross income of the employee until the employee receives distributions from the IRA. Distributions from an IRA are taxable to the extent that they represent contributions for which a tax deduction was claimed, contributions made under a SEP plan or SIMPLE, or income earned on the Contract.

ROTH IRAS

IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not tax deductible. Tax-free distributions may be made after five years once the Owner attains age 59-1/2, becomes disabled or dies, or for qualified first-time homebuyer expenses.

TAX-SHELTERED ANNUITIES

IRC 403(b) of the Code permits contributions to a "tax-sheltered annuity" or "TSA" for the employees of public schools and certain charitable, religious, educational and scientific organizations described in IRC Section 501(c)(3). TSA contributions and Contract earnings are generally not included in the gross income of the employee until the employee receives distributions from the TSA. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59-1/2, separates from service, becomes disabled, incurs a hardship or dies. The Contracts may be modified if necessary to comply with any restrictions under the Texas ORP, or any other retirement plan under which the Contract was purchased.

TEXAS OPTIONAL RETIREMENT PROGRAM

The Texas Optional Retirement Program ("ORP") provides for the purchase of IRC 403(b) Tax-Sheltered Annuities with fixed employer and employee contributions.
Section 830.105 of the Texas Government Code provides that amounts attributable to such contributions cannot be distributed until the employee terminates employment from all Texas public institutions of higher education, retires, attains age 70-1/2, or dies. Section 830.205 of the Texas Government Code provides that amounts attributable to employer contributions vest after one year of participation. Accordingly, distributions require written certification from the employer of the employee's vesting status and, if the employee is living and under age 70-1/2, the employee's retirement or other termination from employment.

PENSION AND PROFIT SHARING PLANS

IRC Section 401 permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may use annuity contracts to fund plan benefits. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the proposed plan documents and the Contract for their specific needs.

GOVERNMENTAL DEFERRED COMPENSATION PLANS

State and local government employers may purchase annuity contracts to fund deferred compensation plans for the benefit of their employees under IRC Section 457(g).

NONQUALIFIED DEFERRED COMPENSATION PLANS

Non-governmental tax-exempt employers may invest in annuity contracts in connection with nonqualified deferred compensation plans established for the benefit of their employees under IRC Section 457 (and governmental employers may invest in annuity contracts in connection with a plan taxed under IRC 457(f)). Other employers may invest in annuity contracts in connection with nonqualified deferred compensation plans established for the benefit of their employees. In most cases, these plans are designed so that contributions made for the benefit of the employees generally will not be includable in the employees' gross income until distributed from the plan. In these situations, the Contract is usually owned by the employer and is subject to the claims of its general creditors. Benefit payments under the employer plan, whether or not made from the Contract, may be subject to restrictions imposed by the IRC or by the plan.

SUMMARY OF INCOME TAX RULES

The following chart summarizes the basic income tax rules governing tax-qualified and non-tax-qualified Contracts.

                                       TAX-QUALIFIED PLANS
                            NONQUALIFIED DEFERRED COMPENSATION PLANS                   BASIC NON-TAX-QUALIFIED CONTRACTS
                      ------------------------------------------------------   --------------------------------------------------
PLAN TYPES            - IRC Section 401 (Pension and Profit Sharing)           IRC Section 72 only
                      - IRC Section 403(b) (Tax-Sheltered Annuities)
                      - IRC Section 408 (IRA, SEP, SIMPLE IRA)
                      - IRC Section 408A (Roth IRA)
                      - IRC Section 457
                      - Nonqualified Deferred Compensation

WHO MAY               Natural person, employer, or employer plan.              Anyone. Non-natural person may purchase but
PURCHASE A            Nonqualified deferred compensation plans will            will generally lose tax-deferred status.
CONTRACT              generally lose tax-deferred status of Contract itself.

TAXATION OF           If there is an after-tax "investment in the contract,"   Account Value in excess of "investment in the
SURRENDERS            a pro rata portion of the amount surrendered is          contract" is included in taxable income. Generally,
                      taxable income based on the ratio of "investment in      the "investment in the contract" will equal the sum
                      the contract" to Account Value. Usually, 100% of         of all purchase payments less prior non-taxable
                      distributions from a qualified plan must be included     withdrawals. Surrenders are deemed to come from
                      in taxable income because there were no after-tax        earnings first, and "investments in the contract"
                      contributions and therefore no "investment in the        last.
                      contract." Qualified distributions from Secion 408A
                      Roth IRA may be completely tax free.                     For a Contract purchased as part of an IRC Section
                                                                               1035 exchange which includes contributions made
                                                                               before August 14, 1982 ("pre-TEFRA
                      Surrenders prior to age 59-1/2 may be subject to         contributions") partial withdrawals are not taxable
                      10% tax penalty (25% for a SIMPLE IRA within the first   until the pre-TEFRA contributions have been
                      two years of participation).                             returned.

                      Surrenders from tax-qualified Contracts may be           The taxable portion of any surrender prior to age
                      restricted to meet requirements of the Internal          59-1/2 may be subject to a 10% tax penalty.
                      Revenue Code or the terms of a retirement plan.

TAXATION OF BENEFIT   For fixed dollar benefit payments, a percentage of each payment is tax free equal to the ratio of
PAYMENTS (ANNUITY     after-tax "investment" in the contract (if any) to the total expected payments, and the balance is
BENEFIT PAYMENTS      included in taxable income. For variable dollar benefit payments, a specific dollar amount of each
DEATH BENEFIT         payment is tax free, as predetermined by a pro rata formula, rather than a percentage of each payment. In
PAYMENTS)             either case, once the after-tax "investment in the contract" has been recovered, the full amount of each benefit payment is included in taxable income. Qualified distributions OR from a Section 408A Roth IRA made five years or more after the first Roth IRA contribution may be completely tax free. The taxable portion of any payments received before age 59-1/2 may be subject to a 10% tax penalty (25% for SIMPLE
                      IRA payments with in the first 2 years of participation). Tax penalties do not apply to any payments after the death of the Owner.

TAXATION OF LUMP      Taxed to recipient generally in same manner as full surrender. Tax penalties do not apply to death benefit
SUM DEATH BENEFIT     distributions.
PAYMENT

ASSIGNMENT OF         Assignment and transfer of Ownership generally           Generally, deferred earnings become taxable to
CONTRACT/             not permitted.                                           transferor at time of transfer and transferee
TRANSFER OF                                                                    receives an "investment in the contract" equal to
OWNERSHIP                                                                      the Account Value at that time. Gift tax
                                                                               consequences are not discussed herein.

WITHHOLDING           Eligible rollover distributions from Section 401,        Generally, Payee may elect to have taxes withheld
                      Section 403(b), and governmental Section 457 plan        or not.
                      Contracts subject to 20% mandatory withholding
                      on taxable portion unless direct rollover. Other
                      Section 457 plan benefits and nonqualified deferred
                      compensation plan benefits subject to wage
                      withholding. For all other payments, Payee may
                      elect to have taxes withheld or not.

                           GLOSSARY OF FINANCIAL TERMS

The following financial terms explain how the variable portion of the Contracts is valued. Read these terms in conjunction with the Definitions section of this prospectus.

ACCUMULATION UNIT VALUE: The initial Accumulation Unit Value for each Subaccount other than the money market Subaccount was set at $10. The initial Accumulation Unit Value for the money market Subaccount was set at $1. The initial Accumulation Unit Value for a Subaccount was established at the inception date of the Separate Account, or on the date the Subaccount was established, if later. The Company establishes distinct Accumulation Unit Values for Contracts with different Separate Account fee structures, as described in the Expense Tables.

After the initial Accumulation Unit Value is established, the Accumulation Unit Value for a Subaccount at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period.

A Net Investment Factor of 1 produces no change in the Accumulation Unit Value for that Valuation Period. A Net Investment Factor of more than 1 or less than 1 produces an increase or a decrease, respectively, in the Accumulation Unit Value for that Valuation Period. The Accumulation Unit Value will vary to reflect the investment experience of the applicable Funds.

BENEFIT UNIT VALUE: The initial Benefit Unit Value for a Subaccount will be set equal to the Accumulation Unit Value for that Subaccount at the end of the first Valuation Period in which a variable dollar benefit is established by the Company. The Company will establish distinct Benefit Unit Values for Contracts with different Separate Account fee structures, as described in the Expense Tables.

The Benefit Unit Value at the end of each Valuation Period after the first is the Benefit Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period, and multiplied by a daily investment factor for each day in the Valuation Period. The daily investment factor reduces the previous Benefit Unit Value by the daily amount of the assumed interest rate (3% per year, compounded annually) which is already incorporated in the calculation of variable dollar benefit payments.

NET INVESTMENT FACTOR: The Net Investment Factor for any Subaccount for any Valuation Period is determined by dividing NAV2 by NAV1 and subtracting a factor representing the mortality and expense risk charge and the administration charge (as well as the charges for any optional riders or endorsements) deducted from the Subaccount during that Valuation Period, where:

NAV1 is equal to the Net Asset Value for the Portfolio for the preceding Valuation Period; and

NAV2 is equal to the Net Asset Value for the Portfolio for the current Valuation Period plus the per share amount of any dividend or net capital gain distributions made by the Portfolio during the current Valuation Period, and plus or minus a per share charge or credit if the Company adjusts its tax reserves due to investment operations of the Subaccount or changes in tax law.

In other words, the Net Investment Factor represents the percentage change in the total value of assets invested by the Separate Account in a Portfolio. That percentage is then applied to Accumulation Unit Values and Benefit Unit Values as described in the discussion of those terms in this section of the prospectus.

                           THE REGISTRATION STATEMENT

The Company filed a Registration Statement with the SEC under the Securities Act of 1933 relating to the Contracts offered by this prospectus. This prospectus was filed as a part of the Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement contains further information relating to the Company and the Contracts. Statements in this prospectus discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the SEC, located at 450 Fifth Street, N.W., Washington, D.C., and may also be accessed at the SEC's web site http://www.sec.gov. The registration number for the Registration Statement is 33-59861.

                          OTHER INFORMATION AND NOTICES

HOUSEHOLDING - REVOCATION OF CONSENT

Owners at a shared address who have consented to receive only one copy of each prospectus, annual report, or other required document per household ("householding") may revoke their consent at any time, and may receive separate documents, by contacting the Company at 1-800-789-6771.

Owners who are currently receiving multiple copies of required documents may request additional information about householding by contacting the Company at 1-800-789-6771.

ELECTRONIC DELIVERY OF REQUIRED DOCUMENTS

Owners who wish to receive prospectuses, SAIs, annual reports, and other required documents only in electronic form must give their consent. Consent may be revoked at any time. Please contact the Company at 1-800-789-6771 for additional information about electronic delivery of documents.

LEGAL PROCEEDINGS


The Company and Great American Advisors(R), Inc. are involved in various kinds of routine litigation which, in management's judgment, are not of material importance to their assets or the Separate Account. There are no pending legal proceedings against the Separate Account.


The Company filed a Registration Statement with the SEC under the Securities Act of 1933 relating to the Contracts offered by this prospectus. This prospectus was filed as an annual amendment to the Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement contains further information relating to the Company and the Contracts. Statements in this prospectus discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the SEC, located at 450 Fifth Street, N.W., Washington, D.C., and may also be accessed at the SEC's Web site www.sec.gov. The registration number for the Registration Statement is 33-59861.

                       STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information containing more details concerning the subjects discussed in this prospectus is available. The following is the table of contents for the Statement of Additional Information:


                                                                            Page
ANNUITY INVESTORS LIFE INSURANCE COMPANY(R) .............................     2
         General Information and History ................................     2
         State Regulations ..............................................     2
SERVICES ................................................................     2
          Safekeeping of Separate Account Assets ........................     2
          Records and Reports ...........................................     2
          Experts .......................................................     2
DISTRIBUTION OF THE CONTRACTS ...........................................     3
CALCULATION OF PERFORMANCE INFORMATION ..................................     3
          Money Market Subaccount Standardized Yield Calculation ........     3
          Average Annual Total Return Calculation .......................     4
          Cumulative Total Return Calculation ...........................     5
          Standardized Average Annual Total Return Data .................     5
          Non-Standardized Average Annual Total Return Data .............     8
          Other Performance Measures ....................................    12
BENEFIT UNITS-TRANSFER FORMULAS .........................................    13
FEDERAL TAX MATTERS .....................................................    13
          Taxation of Separate Account Income ...........................    14
          Tax Deferred Status of Non Qualified Contracts ................    14
FINANCIAL STATEMENTS ....................................................    14


Copies of the Statement of Additional Information dated May 1, 2004 are available without charge. To request a copy, please clip this coupon on the dotted line below, enter your name and address in the spaces provided, and mail to: Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call the Company at 1-800-789-6771, or visit us at our web site www.annuityinvestors.com to request a copy.

Name:
________________________________________________________________________________
Address:
________________________________________________________________________________
City:
________________________________________________________________________________
State:
________________________________________________________________________________
Zip:
________________________________________________________________________________

                   ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
                     ANNUITY INVESTORS(R) VARIABLE ACCOUNT A

             THE COMMODORE AMERICUS(R) AND THE COMMODORE NAUTICUS(R)
            GROUP AND INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES

                    SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2004

Annuity Investors Life Insurance Company ("the Company") is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus ("Contract Prospectus") dated May 1, 2004, for either The Commodore Americus or The Commodore Nauticus Variable Annuity (the "Contract"). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.

This Supplemental Prospectus provides information you should know before making any decision to allocate purchase payments or transfer amounts to the Scudder VIT Equity 500 Index Subaccount (the "Subaccount"). The Subaccount is an additional investment option of the Contracts available only to Contract Owners who held Accumulation Units in the Subaccount on April 30, 2002. This investment option will become unavailable to you when you no longer have money in the Subaccount. Unless the context requires otherwise, all provisions of the Contract Prospectus are applicable to the Subaccount described in this Supplemental Prospectus.

The Statement of Additional Information ("SAI") dated May 1, 2004, contains more information about the Company, the Separate Account and the Contracts, including the Subaccount. The Company filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call the Company at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC's website: http:\\www.sec.gov. The registration number for The Commodore Americus is 33-65409; for The Commodore Nauticus it is 33-59861.

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.

THESE SECURITIES MAY BE SOLD BY A BANK OR CREDIT UNION, BUT ARE NOT FINANCIAL INSTITUTION PRODUCTS.

-        THE CONTRACTS ARE NOT FDIC OR NCUSIF INSURED.

- THE CONTRACTS ARE OBLIGATIONS OF THE COMPANY AND NOT OF THE BANK OR CREDIT UNION.

- THE BANK OR CREDIT UNION DOES NOT GUARANTEE THE COMPANY'S OBLIGATIONS UNDER THE CONTRACTS.

-        THE CONTRACTS INVOLVE INVESTMENT RISK AND MAY LOSE VALUE.

                                 EXPENSE TABLES

The "EXPENSE TABLES" section of the Contract Prospectus is supplemented by adding the following:

PORTFOLIO ANNUAL EXPENSES
(As a percentage of Portfolio average net assets)

                                       MANAGEMENT    OTHER   TOTAL ANNUAL
             PORTFOLIO                    FEES     EXPENSES   EXPENSES(1)
-------------------------------------  ----------  --------  ------------
Scudder VIT Equity 500 Index Fund (2)     0.20       0.10        0.30

(1) Data for each Portfolio are for its fiscal year ended December 31,2003. Actual expenses in future years may be higher or lower. Portfolios may have agreements with their advisors to cap or waive fees, and/or to reduce or waive expenses or to reimburse expenses. The specific terms of such waivers, reductions, or reimbursements are discussed in the Portfolio prospectuses.

(2) The Advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.30% of the average daily net assets of the Fund until April 30, 2005. The Advisor did not waive fees or reimburse expenses of the Fund during the fiscal year ended December 31, 2003.

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in the first table), the annual contract maintenance fee and the Separate Account expenses (described in the second table), and Portfolio fees and expenses (described in the third table).

The examples assume you invest $10,000 in the Contract for the time periods indicated, and that your investment has a 5% return each year. The examples also assume either the maximum or the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

EXAMPLES FOR THE COMMODORE AMERICUS

(1) If you surrender your Contract at the end of the applicable time period:


           1 YEAR  3 YEARS  5 YEARS  10 YEARS
           ------  -------  -------  --------
Maximum    978     1,394    1,900   3,825
Minimum    863     1,029    1,256   2,344


(2) If you annuitize your Contract at the end of the applicable time period:


          1 YEAR   3 YEARS  5 YEARS  10 YEARS
          -------  -------  -------  --------
Maximum    278     894      1,600    3,825
Minimum    163     529        956    2,344





(3)      If you do not surrender your Contract:


          1 YEAR  3 YEARS  5 YEARS  10 YEARS
          ------  -------  -------  --------

Maximum   278     894      1,600    3,825
Minimum   163     529        956    2,344


EXAMPLES FOR THE COMMODORE NAUTICUS

(1) If you surrender your Contract at the end of the applicable time period:

         1 YEAR  3 YEARS  5 YEARS  10 YEARS
         ------  -------  -------  --------
Maximum  984     1,413    1,432    3,892
Minimum  838       949    1,112    1,994


(2) If you annuitize your Contract at the end of the applicable time period:


         1 YEAR   3 YEARS  5 YEARS  10 YEARS
         ------   -------  -------  --------
Maximum    284     913      1,632    3,892
Minimum    138     449        812    1,994





(3)      If you do not surrender your Contract:


         1 YEAR  3 YEARS  5 YEARS  10 YEARS
         ------  -------  -------  --------
Maximum   284     913      1,632    3,892
Minimum   138     449        812    1,994


                         CONDENSED FINANCIAL INFORMATION


               THE COMMODORE AMERICUS                    THE COMMODORE NAUTICUS
             --------------------------  ------------------------------------------------------
                                                  Standard                   Enhanced
 SCUDDER                                 -------------------------  --------------------------
                            Number of                    Number of                  Number of
VIT EQUITY                 Accumulation                Accumulation                Accumulation
500 INDEX    Accumulation      Units     Accumulation      Units     Accumulation      Units        Year
   FUND       Unit Value    Outstanding   Unit Value    Outstanding   Unit Value    Outstanding    Ended
SUBACCOUNT   ------------  ------------  ------------  ------------  ------------  ------------   --------
               8.174142     144,435.131    8.174142     144,435.131    8.288159      2,314.061    12/31/03
               6.457855     148,684.290    6.457855     148,684.290    6.528559      3,278.448    12/31/02
               8.416925     144,467.600    8.416925     144,467.600    8.483809      4,764.187    12/31/01
               9.705151     147,055.880    9.705151     147,055.880    9.753088      8,799.951    12/31/00
              10.825867      10,177.237   10.825867      10,177.237   10.847192        757.647    12/31/99


The above table gives year-end Accumulation Unit Information for the Subaccount from the end of the year of inception to December 31, 2003. This information should be read in conjunction with the Separate Account financial statements, including the notes to those statements. The beginning Accumulation Unit Value as of May 1, 1999 (the date the Subaccount commenced operations) was 10.000000.

FINANCIAL STATEMENTS

The financial statements and reports of independent auditors for the Company and for the Separate Account (including the Subaccount) are included in the SAI.

                                   PORTFOLIOS

The Scudder VIT Equity 500 Index Subaccount is invested in the Scudder Investment VIT Funds Equity 500 Index Fund. The Portfolio has its own investment objectives and policies. The current Portfolio prospectus, which accompanies the Contract Prospectus and this Supplemental Prospectus, contains additional information concerning the investment objectives and policies of the Portfolio, the investment advisory services and administrative services of the Portfolio and the charges of the Portfolio. There is no assurance that the Portfolio will achieve its stated objectives. You should read the Portfolio prospectus carefully before making any decision concerning allocating purchase payments or transferring amounts to the Subaccount.

All dividends and capital gains distributed by the Portfolio are reinvested in the Separate Account and reflected in Accumulation Unit Value. Portfolio dividends and net capital gains are not distributed to Owners.

The SEC does not supervise the management or the investment practices and/or policies of the Portfolio. The Portfolio is available only through insurance company separate accounts and certain qualified retirement plans. Though the Portfolio may have a name and/or investment objectives which are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolio makes any representations or assurances that the investment performance of the Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.

SCUDDER VIT FUNDS


VIT EQUITY 500 INDEX FUND                      The Equity 500 Index Fund seeks to replicate as closely as possible (before deduction of expenses) the total return of the Standard Poor's 500 Composite
Advisor - Deutsche Asset Management, Inc.(1)   Stock Price Index (the "S&P 500"), which emphasizes stocks of large U.S.
                                               companies. The Fund will invest pri in the common stock of those companies included in the S&P 500 that are deemed representative of the industry diversification of entire S&P 500. There is no guarantee that the portfolio will be able to mirror the performance of the index closely enough to track its performance. The Standard & Poor's 500 Index (S&P 500) is an unmanaged group of large-company stocks. The index reflects reinvestment of all distribution is not possible to invest directly in the index.


(1) Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Bank Securities Inc., Deutsche Asset Management, Inc., Deutsche Asset Management Investment Services Limited, Deutsche Investment Management Americas Inc., and Scudder Trust Company.

EXPENSES OF THE PORTFOLIO

In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses. These fees and expenses are described in the prospectus and SAI for the Portfolio. The actual portfolio fees and expenses for the prior calendar year are included in the Fee Table section of this Supplemental Prospectus. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).

INVESTMENT OPTIONS-ALLOCATIONS

You can allocate purchase payments in whole percentages to any of the currently available Subaccounts described in the Contract Prospectus. You may also allocate purchase payments to the Subaccount described in this Supplemental Prospectus (until you no longer have money in that Subaccount), or to any of the Fixed Account options. Interests in the Scudder VIT Equity Index 500 Subaccount are securities registered with the Securities and Exchange Commission. The Owner bears the risk of investment gain or loss on amounts allocated to this or any other Subaccount.

                  CHANGES IN THE SUBACCOUNTS AND THE PORTFOLIOS

As described in the Contract Prospectus, we may substitute a new Portfolio or similar investment option for the Portfolio in which this or any other Subaccount invests. We would make a substitution to ensure the underlying Portfolio continues to be a suitable investment. A substitution may be triggered by unsatisfactory investment performance, a change in laws or regulations, a change in a Portfolio's investment objectives or restrictions, a change in the availability of the Portfolio for investment, or any other reason. Before any substitution, we will obtain any required approvals, including approval from the SEC or from Contract Owners.

THE COMPANY EXPECTS TO SEEK APPROVAL FROM THE SEC TO SUBSTITUTE SHARES OF A PORTFOLIO WITH SUBSTANTIALLY SIMILAR OR IDENTICAL INVESTMENT OBJECTIVES, POLICIES AND EXPENSES FOR SHARES OF THE SCUDDER VIT EQUITY 500 INDEX FUND. AFTER WE RECEIVE APPROVAL FROM THE SEC, WE WILL AUTOMATICALLY REDEEM SHARES OF THE SCUDDER VIT EQUITY 500 INDEX FUND HELD BY THE SCUDDER VIT EQUITY 500 INDEX SUBACCOUNT AND USE THE REDEMPTION PROCEEDS TO BUY SHARES OF THE SUBSTITUTED PORTFOLIO.

WE EXPECT THIS AUTOMATIC REDEMPTION TO OCCUR, IF AT ALL, NO SOONER THAN SIX MONTHS TO ONE YEAR FROM THE DATE OF THIS SUPPLEMENTAL PROSPECTUS.

                   ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
                     ANNUITY INVESTORS(R) VARIABLE ACCOUNT A

                            THE COMMODORE NAUTICUS(R)
                    GROUP FLEXIBLE PREMIUM DEFERRED ANNUITIES

                    SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2004

Annuity Investors Life Insurance Company ("the Company") is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus ("Contract Prospectus") dated May 1, 2004, for The Commodore Nauticus Independence Variable Annuity (the "Contract"). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.

THIS SUPPLEMENTAL PROSPECTUS PROVIDES INFORMATION YOU SHOULD KNOW REGARDING THE FOLLOWING FIXED ACCOUNT OPTIONS: ONE-YEAR GUARANTEED INTEREST RATE OPTION AND THREE-YEAR GUARANTEED INTEREST RATE OPTION (THE "UNAVAILABLE FIXED ACCOUNT OPTIONS"). AS OF MAY 1, 2004, YOU WILL NOT BE ABLE TO TRANSFER AMOUNTS TO EITHER OF THE UNAVAILABLE FIXED ACCOUNT OPTIONS. UNLESS THE CONTEXT REQUIRES OTHERWISE, ALL PROVISIONS OF THE CONTRACT PROSPECTUS ARE APPLICABLE TO THE UNAVAILABLE FIXED ACCOUNT OPTIONS DESCRIBED IN THIS SUPPLEMENTAL PROSPECTUS.

The Statement of Additional Information ("SAI") dated May 1, 2004, contains more information about the Company, the Separate Account and the Contracts. The Company filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call the Company at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC's website: http:\\www.sec.gov. The registration number for The Commodore Nauticus is 033-59861.

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.

THESE SECURITIES MAY BE SOLD BY A BANK OR CREDIT UNION, BUT ARE NOT FINANCIAL INSTITUTION PRODUCTS.

-   THE CONTRACTS ARE NOT FDIC OR NCUSIF INSURED

-   THE CONTRACTS ARE OBLIGATIONS OF THE COMPANY AND NOT OF THE BANK OR CREDIT
    UNION

- THE BANK OR CREDIT UNION DOES NOT GUARANTEE THE COMPANY'S OBLIGATIONS UNDER THE CONTRACTS

-   THE CONTRACTS INVOLVE INVESTMENT RISK AND MAY LOSE VALUE

ANNUITY INVESTORS LIFE INSURANCE COMPANY
ANNUITY INVESTORS VARIABLE ACCOUNT A
STATEMENT OF ADDITIONAL INFORMATION FOR
INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITIES

                                                                     May 1, 2004

This Statement of Additional Information supplements the current prospectuses for Individual and Group Flexible Premium Deferred Annuity Contracts (collectively, the "Contracts") offered by Annuity Investors life Insurance Company(R) through Annuity Investors(R) Variable Account A ("Separate Account"). This Statement of Additional Information is not a prospectus and should be read only in conjunction with the prospectus for the applicable Contract. Terms used in the current prospectuses for the Contracts are incorporated in this Statement of Additional Information and have the same meaning as in the prospectuses.

A copy of either of the prospectuses dated May 1, 2004, as supplemented from time to time, may be obtained without charge by writing to Annuity Investors Life Insurance Company, Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call the Company at 1-800-789-6771, or visit us at our website www.annuityinvestors.com to request a copy.

                                TABLE OF CONTENTS


                                                                  PAGE
                                                                  ----
ANNUITY INVESTORS LIFE INSURANCE COMPANY (R)                        2
         GENERAL INFORMATION AND HISTORY                            2
         STATE REGULATIONS                                          2
SERVICES                                                            2
         SAFEKEEPING OF SEPARATE ACCOUNT ASSETS                     2
         RECORDS AND REPORTS                                        2
         EXPERTS                                                    2
DISTRIBUTION OF THE CONTRACTS                                       3
CALCULATION OF PERFORMANCE INFORMATION                              3
         MONEY MARKET SUBACCOUNT STANDARDIZED YIELD CALCULATION     3
         AVERAGE ANNUAL TOTAL RETURN CALCULATION                    4
         CUMULATIVE TOTAL RETURN CALCULATION                        5
         STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA              5
         NON STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA          8
         OTHER PERFORMANCE MEASURES                                12
BENEFIT UNITS - TRANSFER FORMULAS                                  13
FEDERAL TAX MATTERS                                                13
         TAXATION OF SEPARATE ACCOUNT INCOME                       14
         TAX DEFERRAL ON NON-TAX QUALIFIED CONTRACTS               14
FINANCIAL STATEMENTS                                               14

                   ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)

GENERAL INFORMATION AND HISTORY

Annuity Investors Life Insurance Company(R) (the "Company") is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of fixed and variable annuity policies.

The Company is a wholly owned subsidiary of Great American Life Insurance Company(R), which is a wholly owned subsidiary of Great American Financial Resources(R), Inc., a publicly traded insurance holding company ("GAFRI") (NYSE:
GFR). GAFRI is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).

STATE REGULATIONS

The Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes in each jurisdiction. Where required by law or regulation, the Contracts will be modified accordingly.

                                    SERVICES

SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

The Company holds title to assets of the Separate Account. The Separate Account assets are segregated from the Company's general account assets. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts.

The Company holds title to assets invested in the Fixed Account options together with the Company's other general account assets.

RECORDS AND REPORTS

The Company will maintain all records and accounts relating to the Fixed Account options and the Separate Account. As presently required by the provisions of the Investment Company Act of 1940, as amended ("1940 Act"), and rules and regulations promulgated thereunder which pertain to the Separate Account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to each owner of an individual Contract and to each group Contract owner semiannually at the owner's last known address.

EXPERTS


The financial statements of the Separate Account and the financial statements of the Company at December 31, 2003 and 2002, and for the years then ended, appearing in this Statement of Additional Information and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing. The principal business address of Ernst & Young LLP is 1900 Scripps Center, 312 Walnut Street, Cincinnati, Ohio 45202.

                          DISTRIBUTION OF THE CONTRACTS

The offering of the Contracts to new purchasers has been suspended. Existing Contract or Certificate owners may make additional purchase payments, however. Although the Company does not anticipate any further offering of the Contracts to new purchasers, the Company reserves the right to resume offering any one or more of the Contracts.

The approximate commissions received and retained by Great American Advisors, Inc. for sale of the Contracts for each of the last three fiscal years are as follows:


                                                 Year Ended
                --------------------------------------------------------------------------------
                       12/31/2003                  12/31/2002                  12/31/2001
Registration    ------------------------    ------------------------    ------------------------
Statement #      Received      Retained      Received      Retained      Received      Retained
------------    ----------    ----------    ----------    ----------    ----------    ----------
33-59861        $  570,078    $  142,872    $  462,008       149,635    $  676,858    $  169,810
                ----------    ----------    ----------    ----------    ----------    ----------
33-65409        $  204,861    $   37,766    $  291,619        59,232    $  478,420    $   74,501
                ----------    ----------    ----------    ----------    ----------    ----------


                     CALCULATION OF PERFORMANCE INFORMATION

MONEY MARKET SUBACCOUNT STANDARDIZED YIELD CALCULATION

In accordance with rules and regulations adopted by the Securities and Exchange Commission, the Company computes the Money Market Subaccount's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Portfolio, or on its portfolio securities. This current annualized yield is calculated according to the following formula:

YIELD = (BASE PERIOD RETURN/7)*365

    Where:

    BASE PERIOD RETURN = The percentage (or net) change in the Accumulation
        Unit Value ("AUV") for the Money Market Subaccount over  a 7-day period determined as follows:

          AUV at end of 7-day period - AUV at beginning of 7-day period
          -------------------------------------------------------------
                        AUV at beginning of 7-day period

Because the Net Asset Value of the Money Market Portfolio rarely deviates from
1.000000 per unit, the change in the Accumulation Unit Value for the Money Market Subaccount (numerator of the above fraction) is ordinarily attributable exclusively to dividends paid and reinvested over the 7-day period less mortality and expense risk charges deducted from the Subaccount over the 7-day period. Because of the deductions for mortality and expense risk charges, the yield for the Money Market Subaccount of the Separate Account will be lower than the yield for the Money Market Portfolio or any comparable substitute funds vehicle.

The Securities and Exchange Commission also permits the Company to disclose the effective yield of the Money Market Subaccount for the same 7-day period, which is yield determined on a compounded basis. The effective yield will be slightly higher than yield due to this compounding effect, and is calculated according to the following formula:

EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) (365)/7)] - 1

The yields and effective yields for the Money Market Subaccount for the 7-day period ended December 31, 2003 are as follows:


            Total Separate Account
Contract            Charges           Yield    Effective Yield
--------    ----------------------    -----    ---------------
33-59861            1.25%             -0.58%      -0.58%
                   -----              -----       -----
                    0.95%             -0.29%      -0.29%
                   -----              -----       -----
33-65409            1.25%             -0.58%      -0.58%
                   -----              -----       -----


The yield on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields. The Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio or substitute funding vehicle, the types and quality of portfolio securities held by the Money Market Portfolio or substitute funding vehicle, and operating expenses. You may obtain current 7-day yield information for the Money Market Subaccount by calling the Company's Administrative office toll free at 1-800-789-6771.

In addition, the yield figures do not reflect the effect of any contingent deferred sales charges or Contract (or certificate) maintenance fees that may be applicable on surrender under any Contract.

AVERAGE ANNUAL TOTAL RETURN CALCULATION

The Company may from time to time disclose average annual total returns for one or more of the Subaccounts for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one-, five- and ten-year periods (or for such period of time as the underlying Subaccount has been available in the Separate Account) that would equal the initial amount invested to the ending redeemable value, according to the following formula:

P (1+T)(n) = ERV

Where:

P        =     a hypothetical initial payment of $1,000

T        =     average annual total return

N        =     number of years

ERV      =     ending redeemable value at the end of the one-, five-or ten-year period (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period

Average annual total return for the Contracts may be presented in either standardized or non-standardized form. Average annual total return data for the Contracts may be either actual return or hypothetical return. It will be hypothetical if it reflects performance for a period of time before the Subaccount commenced operations. The ERV for standardized data reflects the deduction of all recurring fees, such as Contract (or certificate) maintenance fees, contingent deferred sales charges and mortality and expense risk charges, which are charged to all Contracts of that type. The ERV for non-standardized data reflects the deduction of mortality and expense risk charges, but not Contract (or certificate) maintenance fees or contingent deferred sales charges. The Contracts are not subject to an administration charge. Non-standardized performance data will be advertised only if the requisite standardized performance data is also disclosed.

CUMULATIVE TOTAL RETURN CALCULATION

The Company may from time to time disclose cumulative total return for various periods of time. Cumulative total return reflects the performance of a subaccount over the entire period presented. Cumulative total return may be either actual return or hypothetical return. It will be hypothetical if it reflects performance for a period of time before the Subaccount commenced operations. Cumulative total return is calculated using the following formula:

CTR = (ERV/P) - 1

Where:

      CTR   =  the cumulative total return net of Subaccount recurring charges, other than the contract (or certificate) maintenance fee, for the period

      ERV   =  ending redeemable value at the end of the one-, five-or ten-year period (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period

      P     =  a hypothetical initial payment of $1,000

Although cumulative total return can be presented in either standardized or non-standardized form, the Company currently advertises only non-standardized cumulative total return, which assumes a contingent deferred sales charge of 0%, and no contract (or certificate) maintenance fee. The contingent deferred sales charge is not reflected because the Contracts are designed as a long-term investment. If reflected, the contingent deferred sales charge and the contract (or certificate) maintenance fee would decrease the return shown. Non-standardized cumulative total return can only be advertised if standardized average annual total return is also disclosed.


STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA                                            S.E.C. FILE NOS.
(Data reflects deduction of all recurring charges including                                  33-59861
contingent deferred sales charges and contract (or certificate)                              33-65409
maintenance fees - data is the same for all Standard Contracts)           -----------------------------------------------
                                                                                           STANDARD(1)
                                                                                            CONTRACTS
                                                                          -----------------------------------------------
                                                          All Periods                                     From Inception
                                                    Ending 12/31/2003      1 Year           5 Years            Date(3)
---------------------------------------------------------------------     --------          --------      ---------------
AIM V.I.-Capital Development Fund-Series I Shares(6)                        25.19%            2.87%             0.34%

AIM V.I.-Government Securities Fund- Series I Shares(6)                     -8.68%            1.15%             1.95%

AIM V.I.-Premier Equity Fund-Series I Shares(6)                             15.04%           -8.26%             2.14%

The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares           15.95%           -9.44%             2.55%

Dreyfus Stock Index Fund-IS                                                 18.28%           -5.47%             5.77%

Dreyfus V.I.F.-Appreciation Portfolio-IS                                    11.17%           -4.19%             6.57%

Dreyfus V.I.F.-Growth and Income Portfolio-IS(4)                            16.51%           -4.47%             2.58%

Dreyfus V.I.F.-Developing Leaders Portfolio-IS(4)                           21.56%            3.12%             4.77%

Janus A.S.-Balanced Portfolio-Institutional Shares                           4.14%            0.77%             8.81%

Janus A.S.-Capital Appreciation Portfolio-IS(5)                             10.55%           -2.59%             9.38%

Janus A.S. International Growth Portfolio-SS(6)                             24.37%           -1.17%             7.56%

Janus A.S.-Mid Cap Growth Portfolio-IS                                      24.93%           -6.72%             1.72%

Janus A.S.-Worldwide Growth Portfolio-IS                                    13.96%           -4.63%             6.40%

Merrill Lynch Basic Value V.I. Fund                                         23.09%            5.70%             9.20%

Merrill Lynch Domestic Money Market V.I. Fund                               -8.89%           -1.23%            -0.30%

Merrill Lynch Global Allocation V.I. Fund                                   24.53%            0.35%             3.64%

Merrill Lynch High Current Income V.I. Fund                                 18.03%            1.36%             2.22%

PBHG Growth II Portfolio(4)                                                 15.65%           -7.89%            -4.51%

PBHG Mid-Cap Portfolio(6)                                                   24.15%           10.46%            12.43%

PBHG Select Value Portfolio(6)                                               8.33%           -1.18%             5.07%

PBHG Technology & Communications Portfolio(4)                               35.04%          -15.33%            -7.46%

Scudder VIT EAFE(R) Equity Index Fund(5)                                    23.21%           -8.48%            -5.59%

Scudder VIT Small Cap Index Fund(5)                                         36.12%            2.72%             1.76%

Strong Opportunity Fund II(4)                                               26.82%            3.01%             8.30%

Van Kampen UIF Core Plus Fixed Income Portfolio-Class I(4)                  -5.15%            2.21%             3.52%

Van Kampen UIF U.S. Real Estate Portfolio-Class I(4)                        27.32%           10.52%             7.70%



1/ Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.00% of daily net asset value.

2/ Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.00% of daily net asset value.



3/ From Separate Account Commencement date (12/7/95) to 12/31/2003 unless otherwise noted.



4/ From inception date of Subaccount (5/1/97) to 12/31/2003.



5/ From inception date of Subaccount (5/1/99) to 12/31/2003.



6/ From inception date of Subaccount (5/1/01) to 12/31/2003.



STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA
(Data reflects deduction of all recurring charges including                              S.E.C. FILE NO.
contingent deferred sales charges and contract (or certificate)                              33-59861
maintenance fees - data is the same for all Standard Contracts)           ----------------------------------------------
                                                                                            ENHANCED(2)
                                                                                             CONTRACTS
                                                                          ----------------------------------------------
                                                          ALL PERIODS                                     FROM INCEPTION
                                                    ENDING 12/31/2003      1 YEAR           5 YEARS           DATE(3)
---------------------------------------------------------------------     ---------         --------      --------------
AIM V.I.-Capital Development Fund-Series I Shares(6)                        25.58%            3.21%             0.69%

AIM V.I.-Government Securities Fund- Series I Shares(6)                     -8.38%            1.49%             2.31%

AIM V.I.-Premier Equity Fund-Series I Shares(6)                             15.40%           -7.93%             2.50%

The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares           16.32%           -9.11%             2.91%

Dreyfus Stock Index Fund-IS                                                 18.66%           -5.14%             6.13%

Dreyfus V.I.F.-Appreciation Portfolio-IS                                    11.53%           -3.86%             6.94%

Dreyfus V.I.F.-Growth and Income Portfolio-IS(4)                            16.88%           -4.14%             2.94%

Dreyfus V.I.F.-Developing Leaders Portfolio-IS(4)                           21.95%            3.46%             5.13%

Janus A.S.-Balanced Portfolio-Institutional Shares                           4.48%            1.12%             9.16%

Janus A.S.-Capital Appreciation Portfolio-IS(5)                             10.90%           -2.25%             9.73%

Janus A.S. International Growth Portfolio-SS(6)                             24.77%           -0.83%             7.92%

Janus A.S.-Mid Cap Growth Portfolio-IS                                      25.33%           -6.38%             2.08%

Janus A.S.-Worldwide Growth Portfolio-IS                                    14.32%           -4.30%             6.76%

Merrill Lynch Basic Value V.I. Fund                                         23.48%            6.05%             9.56%

Merrill Lynch Domestic Money Market V.I. Fund                               -8.66%           -1.01%             0.09%

Merrill Lynch Global Allocation V.I. Fund                                   24.92%            0.68%             4.00%

Merrill Lynch High Current Income V.I. Fund                                 18.41%            1.70%             2.58%

PBHG Growth II Portfolio(4)                                                 16.02%           -7.56%            -4.15%

PBHG Mid-Cap Portfolio(6)                                                   24.55%           10.81%            12.80%

PBHG Select Value Portfolio(6)                                               8.68%           -0.83%             5.43%

PBHG Technology & Communications Portfolio(4)                               35.47%          -15.01%            -7.09%

Scudder VIT EAFE(R) Equity Index Fund(5)                                    23.60%           -8.16%            -5.23%

Scudder VIT Small Cap Index Fund(5)                                         36.55%            3.06%             2.11%

Strong Opportunity Fund II(4)                                               27.22%            3.36%             8.66%

Van Kampen UIF Core Plus Fixed Income Portfolio-Class I(4)                  -4.85%            2.56%             3.87%

Van Kampen UIF U.S. Real Estate Portfolio-Class I(4)                        27.72%           10.87%             8.06%



1/ Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.00% of daily net asset value.



2/ Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.00% of daily net asset value.



3/ From Separate Account Commencement date (12/7/95) to 12/31/2003 unless otherwise noted.



4/ From inception date of Subaccount (5/1/97) to 12/31/2003.



5/ From inception date of Subaccount (5/1/99) to 12/31/2003.



6/ From inception date of Subaccount (5/1/01) to 12/31/2003.

NON STANDARDIZED
AVERAGE ANNUAL TOTAL RETURN DATA                                                         S.E.C. FILE NOS.
(Data reflects deduction of all recurring charges including                                  33-59861
contingent deferred sales charges and contract (or certificate)                              33-65409
maintenance fees - data is the same for all Standard Contracts)           ----------------------------------------------
                                                                                           STANDARD(1)
                                                                                            CONTRACTS
                                                                          ----------------------------------------------
                                                          ALL PERIODS                                     FROM INCEPTION
                                                    ENDING 12/31/2003      1 YEAR           5 YEARS           DATE(3)
---------------------------------------------------------------------     ----------        ----------    --------------
AIM V.I.-Capital Development Fund-Series I Shares(6)                        33.69%            5.34%             3.11%

AIM V.I.-Government Securities Fund- Series I Shares(6)                     -0.18%            3.78%             4.20%

AIM V.I.-Premier Equity Fund-Series I Shares(6)                             23.54%           -4.49%             4.36%

The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares           24.45%           -5.49%             4.72%

Dreyfus Stock Index Fund-IS                                                 26.78%           -2.09%             7.54%

Dreyfus V.I.F.-Appreciation Portfolio-IS                                    19.67%           -0.97%             8.25%

Dreyfus V.I.F.-Growth and Income Portfolio-IS(4)                            25.01%           -1.22%             4.74%

Dreyfus V.I.F.-Developing Leaders Portfolio-IS(4)                           30.06%            5.57%             6.65%

Janus A.S.-Balanced Portfolio-Institutional Shares                          12.64%            3.44%            10.27%

Janus A.S.-Capital Appreciation Portfolio-IS(5)                             19.05%            0.44%            10.98%

Janus A.S. International Growth Portfolio-SS(6)                             32.87%            1.70%             9.14%

Janus A.S.-Mid Cap Growth Portfolio-IS                                      33.43%           -3.17%             4.00%

Janus A.S.-Worldwide Growth Portfolio-IS                                    22.46%           -1.36%             8.10%

Merrill Lynch Basic Value V.I. Fund                                         31.59%            7.93%            10.63%

Merrill Lynch Domestic Money Market V.I. Fund                               -0.39%            1.65%             2.30%

Merrill Lynch Global Allocation V.I. Fund                                   33.03%            3.06%             5.66%

Merrill Lynch High Current Income V.I. Fund                                 26.53%            3.97%             4.43%

PBHG Growth II Portfolio(4)                                                 24.15%           -4.17%            -1.24%

PBHG Mid-Cap Portfolio(6)                                                   32.65%           12.34%            14.43%

PBHG Select Value Portfolio(6)                                              16.83%            1.69%             7.27%

PBHG Technology & Communications Portfolio(4)                               43.54%          -10.32%            -3.63%

Scudder VIT EAFE(R) Equity Index Fund(5)                                    31.71%           -4.68%            -2.01%

Scudder VIT Small Cap Index Fund(5)                                         44.62%            5.20%             4.24%

Strong Opportunity Fund II(4)                                               35.32%            5.47%             9.81%

Van Kampen UIF Core Plus Fixed Income Portfolio-Class I(4)                   3.35%            4.74%             5.55%

Van Kampen UIF U.S. Real Estate Portfolio-Class I(4)                        35.82%           12.40%             9.38%



1/ Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.00% of daily net asset value.



2/ Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.00% of daily net asset value.



3/ From Separate Account Commencement date (12/7/95) to 12/31/2003 unless otherwise noted.



4/ From inception date of Portfolio (5/1/97) to 12/31/2003.



5/ From inception date of Portfolio (8/22/97) to 12/31/2003.



6/ From inception date of Portfolio (10/1/97) to 12/31/2003.



7/ From inception date of Portfolio (8/25/97) to 12/31/2003.



8/ From inception date of Portfolio (1/2/97) to 12/31/2003.



9/ From inception date of Portfolio (3/3/97) to 12/31/2003.



10/ From inception date of Portfolio (4/30/97) to 12/31/2003.



11/  From inception date of Portfolio (5/1/98) to 12/31/2003.



12/  From inception date of Portfolio (10/28/97) to 12/31/2003.



13/  From inception date of Portfolio (11/30/98) to 12/31/2003.



NON STANDARDIZED
AVERAGE ANNUAL TOTAL RETURN DATA
(Data reflects deduction of all recurring charges including                              S.E.C. FILE NO.
contingent deferred sales charges and contract (or certificate)                         33-59861 CONTRACTS
maintenance fees - data is the same for all Standard Contracts)           ----------------------------------------------
                                                                                           ENHANCED(2)
                                                                                            CONTRACTS
                                                                          ----------------------------------------------
                                                          ALL PERIODS                                     FROM INCEPTION
                                                    ENDING 12/31/2003      1 YEAR            5 YEARS          DATE(3)
---------------------------------------------------------------------     ---------         ----------    --------------
AIM V.I.-Capital Development Fund-Series I Shares(6)                        34.08%            5.65%             3.42%

AIM V.I.-Government Securities Fund- Series I Shares(6)                      0.12%            4.09%             4.51%

AIM V.I.-Premier Equity Fund-Series I Shares(6)                             23.90%           -4.21%             4.67%

The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares           24.82%           -5.21%             5.03%

Dreyfus Stock Index Fund-IS                                                 27.16%           -1.80%             7.86%

Dreyfus V.I.F.-Appreciation Portfolio-IS                                    20.03%           -0.68%             8.58%

Dreyfus V.I.F.-Growth and Income Portfolio-IS(4)                            25.38%           -0.93%             5.05%

Dreyfus V.I.F.-Developing Leaders Portfolio-IS(4)                           30.45%            5.88%             6.97%

Janus A.S.-Balanced Portfolio-Institutional Shares                          12.98%            3.75%            10.59%

Janus A.S.-Capital Appreciation Portfolio-IS(5)                             19.40%            0.74%            11.31%

Janus A.S. International Growth Portfolio-SS(6)                             33.27%            2.00%             9.47%

Janus A.S.-Mid Cap Growth Portfolio-IS                                      33.83%           -2.88%             4.31%

Janus A.S.-Worldwide Growth Portfolio-IS                                    22.82%           -1.07%             8.42%

Merrill Lynch Basic Value V.I. Fund                                         31.98%            8.25%            10.96%

Merrill Lynch Domestic Money Market V.I. Fund                               -0.16%            1.84%             2.62%

Merrill Lynch Global Allocation V.I. Fund                                   33.42%            3.36%             5.98%

Merrill Lynch High Current Income V.I. Fund                                 26.91%            4.28%             4.74%

PBHG Growth II Portfolio(4)                                                 24.52%           -3.89%            -0.94%

PBHG Mid-Cap Portfolio(6)                                                   33.05%           12.67%            14.77%

PBHG Select Value Portfolio(6)                                              17.18%            2.00%             7.59%

PBHG Technology & Communications Portfolio(4)                               43.97%          -10.06%            -3.34%

Scudder VIT EAFE(R) Equity Index Fund(5)                                    32.10%           -4.40%            -1.72%

Scudder VIT Small Cap Index Fund(5)                                         45.05%            5.51%             4.55%

Strong Opportunity Fund II(4)                                               35.72%            5.78%            10.14%

Van Kampen UIF Core Plus Fixed Income Portfolio-Class I(4)                   3.65%            5.06%             5.86%

Van Kampen UIF U.S. Real Estate Portfolio-Class I(4)                        36.22%           12.73%             9.71%



1/ Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.00% of daily net asset value.

2/ Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.00% of daily net asset value.



3/ From Separate Account Commencement date (12/7/95) to 12/31/2003 unless otherwise noted.



4/ From inception date of Portfolio (5/1/97) to 12/31/2003.



5/ From inception date of Portfolio (8/22/97) to 12/31/2003.



6/ From inception date of Portfolio (10/1/97) to 12/31/2003.



7/ From inception date of Portfolio (8/25/97) to 12/31/2003.



8/ From inception date of Portfolio (1/2/97) to 12/31/2003.



9/ From inception date of Portfolio (3/3/97) to 12/31/2003.



10/ From inception date of Portfolio (4/30/97) to 12/31/2003.



11/ From inception date of Portfolio (5/1/98) to 12/31/2003.



12/ From inception date of Portfolio (10/28/97) to 12/31/2003.



13/ From inception date of Portfolio (11/30/98) to 12/31/2003.


OTHER PERFORMANCE MEASURES

Any of the Contracts may be compared in advertising materials to certificates of deposit ("CDs") or other investments issued by banks or other depository institutions. Variable annuities differ from bank investments in several respects. For example, variable annuities may offer higher potential returns than CDs. However, unless you have selected to invest in only the Fixed Account options, the Company does not guarantee your return. Also, none of your investments under the Contract, whether allocated to the Fixed Account options or to a Subaccount, are FDIC-insured.

Advertising materials for any of the Contracts may, from time to time, address retirement needs and investing for retirement, the usefulness of a tax-qualified retirement plan, saving for college, or other investment goals. Advertising materials for any of the Contracts may discuss, generally, the advantages of investing in a variable annuity and the Contracts' particular features and their desirability and may compare Contract features with those of other issuers. Advertising materials may also include a discussion of the balancing of risk and return in connection with the selection of investment options under the Contracts and investment alternatives generally, as well as a discussion of the risks and attributes associated with the investment options under the Contracts. A description of the tax advantages associated with the Contracts, including the effects of tax-deferral under a variable annuity or retirement plan generally, may be included as well. Advertising materials for any of the Contracts may quote or reprint financial or business publications and periodicals, including model portfolios or allocations as they relate to current economic and political conditions, management and composition of the underlying Portfolios, investment philosophy, investment techniques, and desirability of owning the Contract and other products and services offered by the Company or Great American Advisors, Inc. (R) ("GAA").

The Company or GAA may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include: information about current economic market and political conditions; materials that describe general principals of investing, such as asset allocation, diversification, risk tolerance and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and alternative investment strategies and plans.

Ibbotson Associates of Chicago, Illinois ("Ibbotson"), provides information regarding historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on Consumer Price Index), and combinations of various capital markets, based on the returns of different indices.

Advertising materials for any of the Contracts may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risk associated with the security types in any capital market may or may not correspond directly to those of the Subaccounts and the Portfolios. Advertising materials may also compare performance to that of other compilations or indices that may be developed and made available in the future.

In addition, advertising materials may quote various measures of volatility and benchmark correlation for the Subaccounts and the respective Portfolios and compare these volatility measures and correlation with those of other separate accounts and their underlying funds. Measures of volatility seek to compare a Subaccount's, or its underlying Portfolio's, historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

                        BENEFIT UNITS - TRANSFER FORMULAS

Transfer of a Contract owner's Benefit Units between Subaccounts during the Benefit Payment Period are implemented according to the following formulas:

         The number of Benefit Units to be transferred from a given Subaccount is BU1 (trans).

         The number of the Contract Owner's Benefit Units remaining in such Subaccount (after the transfer)

                  = UNIT1 - BU1 (trans)

         The number of Benefit Units transferred to the new Subaccount is BU2 (trans).

                  BU2 (trans) = BU1 (trans) * BUV1/BUV2.

         The number of the Contract Owner's Benefit Units in the new Subaccount (after the transfer)

                  = UNIT2 + BU2 (trans).

Subsequent variable dollar benefit payments will be based on the number of the Contract Owner's Benefit Units in each Subaccount (after the transfer) as of the next variable dollar benefit payment's due date.

Where:

     BU1 (trans) is the number of the Contract Owner's Benefit Units transferred from a given Subaccount.

     BU2 (trans) is the number of the Contract Owner's Benefit Units transferred into the new Subaccount.

     BUV1 is the Benefit Unit Value of the Subaccount from which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

     BUV2 is the Benefit Unit Value of the Subaccount to which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

     UNIT1 is the number of the Contract owner's Benefit Units in the Subaccount from which the transfer is being made, before the transfer.

     UNIT2 is the number of the Contract owner's Benefit Units in the Subaccount to which the transfer is being made, before the transfer.

                               FEDERAL TAX MATTERS

The following discussion supplements the discussion of federal tax matters in the prospectuses for the Contracts. This discussion is general and is not intended as tax advice. Federal income tax laws or the interpretation of those laws by the Internal Revenue Service may change at any time.

TAXATION OF SEPARATE ACCOUNT INCOME

The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code ("IRC"). Since the Separate Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the IRC. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that it will not be taxed on the Separate Account investment income and realized net capital gains to the extent that such income and gains are applied to increase the reserves under the Contracts.

Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) to reflect such taxes.

In certain circumstances, owners of individual variable annuity contracts and participants under group variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be included in the owner's gross income. The Internal Revenue Service has stated in published rulings that a variable contract owner will considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the owner or participant), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular Subaccounts without being treated as owners of the underlying assets." As of the date of this Statement of Additional Information, no guidance has been issued.

The ownership rights under the Contracts are similar to, but different in certain respects from, those described by the Internal Revenue Service in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has more flexibility in allocating purchase payments and Account Value that was contemplated in the rulings. These differences could result in an owner or participant being treated as the owner of a pro rata portion of the assets of the Separate Account and/or Fixed Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings, that the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contracts as necessary to attempt to prevent an owner or participant from being considered the owner of a pro rata share of the assets of the Separate Account and/or Fixed Account.

TAX DEFERRAL ON NON-TAX QUALIFIED CONTRACTS

Section 817(h) of the Code requires that with respect to non-tax qualified Contracts, the investments of the Portfolios be "adequately diversified" in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affects how the Portfolios' assets may be invested. Failure of a Portfolio to meet the diversification requirements would result in loss of tax deferred status to owners of non-tax qualified Contracts.

                              FINANCIAL STATEMENTS

The audited financial statements of the Separate Account at, and for the years ended, December 31, 2003 and 2002 and the Company's audited financial statements for the years ended December 31, 2003 and 2002 are included herein. The financial statements of the Company included in this Statement of Additional Information should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

ANNUITY INVESTORS

VARIABLE ACCOUNT A

FINANCIAL STATEMENTS

DECEMBER 31, 2003
WITH REPORT OF INDEPENDENT AUDITORS

                      ANNUITY INVESTORS VARIABLE ACCOUNT A

                              FINANCIAL STATEMENTS

                               DECEMBER 31, 2003

                                    CONTENTS

Report of Independent Auditors.....................................  1

Audited Financial Statements

Statement of Assets and Liabilities - Current Year.................  2
Statement of Operations - Current Year.............................  4
Statement of Changes in Net Assets - Current Year..................  5
Statement of Changes in Net Assets - Prior Year....................  6
Notes to Financial Statements......................................  7

                         Report of Independent Auditors

CONTRACTHOLDERS OF ANNUITY INVESTORS VARIABLE ACCOUNT A

and

Board of Directors of Annuity Investors Life Insurance Company

We have audited the accompanying statement of assets and liabilities of Annuity Investors Variable Account A (comprised of the sub accounts listed in Note 1) as of December 31, 2003, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Annuity Investors Variable Account A at December 31, 2003, and the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.



                                                  /s/ Ernst & Young LLP

March 26, 2004
Cincinnati, Ohio

                      ANNUITY INVESTORS VARIABLE ACCOUNT A

                       STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003

                                                                                                                        Market
                                                                                        Shares           Cost           Value
                                                                                        ------           ----           ------
Assets:
  Investments in portfolio shares, at net asset value (Note 2):
      AIM Variable Insurance Funds:
         Capital Development Fund ..............................................       20,189.335    $    229,663   $     256,606
         Government Securities Fund ............................................       68,938.567         856,854         843,119
         Premier Equity Fund ...................................................       18,195.999         337,236         368,105
      Scudder VIT Funds:
         EAFE Equity Index .....................................................       30,193.804         221,151         247,891
         Equity 500 Index ......................................................      103,076.680       1,174,653       1,199,813
         Small Cap Index .......................................................       59,584.552         622,691         729,315
      Dreyfus Variable Investment Fund:
         Appreciation Portfolio ................................................      393,750.684      14,089,279      13,552,899
         Growth and Income Portfolio ...........................................      178,683.404       4,039,977       3,602,257
         Developing Leaders Portfolio ..........................................      243,864.089       9,876,605       9,118,078
      Dreyfus Funds:
         Socially Responsible Growth Fund, Inc .................................      281,488.066       8,959,836       6,696,601
         Stock Index Fund ......................................................      722,902.045      23,062,219      20,544,876
      Janus Aspen Series:
         Mid Cap Growth Portfolio ..............................................      382,605.973      14,197,554       8,187,768
         Balanced Portfolio ....................................................    1,242,105.206      30,506,900      28,543,578
         Capital Appreciation Portfolio ........................................      173,652.919       4,199,066       3,618,927
         Worldwide Growth Portfolio ............................................      754,720.844      25,049,597      19,486,892
      Janus Aspen Select Series:
         International Growth Portfolio ........................................       10,845.162         199,019         248,246
      Merrill Lynch Variable Series Funds, Inc.:
         Basic Value Fund ......................................................      397,537.940       5,240,429       5,688,768
         Domestic Money Market Fund ............................................    1,297,394.765       1,297,394       1,297,395
         Global Allocation Fund ................................................       66,702.453         680,510         753,738
         High Current Income Fund ..............................................      234,609.517       1,796,624       1,841,685
      PBHG Insurance Series Fund, Inc.:
         Growth II Portfolio ...................................................      103,903.977       1,466,477       1,021,376
         Mid Cap Portfolio .....................................................      144,070.219       1,777,805       2,109,188
         Select Value Portfolio ................................................       63,757.218         841,636         881,762
         Technology & Communications Portfolio .................................    2,244,543.838       5,154,759       4,893,106
      Strong Funds:
          Opportunity Fund II ..................................................      300,843.925       6,132,070       5,713,026
      The Van Kampen Universal Institutional Funds, Inc.:
          Core Plus Fixed Income Portfolio .....................................      301,467.983       3,367,040       3,478,941
          US. Real Estate Portfolio ............................................      162,704.351       1,993,767       2,534,934

                     Total cost ................................................                     $167,370,811
                                                                                                     ------------   -------------
                     Total market value ........................................                                      147,458,890

    Payable to the General Account (Note 4).....................................                                              (10)
                                                                                                                    -------------
                     Net assets ................................................                                    $ 147,458,880
                                                                                                                    =============

   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A

                               DECEMBER 31, 2003

                                                                                                                        Market
                                                                                            Units       Unit Value       Value
                                                                                            -----       ----------       -----
Net assets attributable to variable annuity contract holders (Note 2):
       AIM Variable Insurance Funds:
           Capital Development Fund - 1.25% series contract .......................       24,006.771    $ 9.804995   $    235,386
           Capital Development Fund - 0.95% series contract .......................        2,147.132      9.883003         21,220
           Government Securities Fund - 1.25% series contract .....................       73,318.007     11.221802        822,760
           Government Securities Fund - 0.95% series contract .....................        1,799.901     11.310994         20,359
           Premier Equity Fund - 1.25% series contract ............................       44,885.065      7.538570        338,369
           Premier Equity Fund - 0.95% series contract ............................        3,913.332      7.598567         29,736
       Scudder VIT Funds:
           EAFE Equity Index - 1.25% series contract ..............................       29,711.173      7.474308        222,070
           EAFE Equity Index - 0.95% series contract ..............................        3,407.013      7.578657         25,821
           Equity 500 Index - 1.25% series contract ...............................      144,435.131      8.174142      1,180,633
           Equity 500 Index - 0.95% series contract ...............................        2,314.061      8.288159         19,179
           Small Cap Index - 1.25% series contract ................................       52,772.478     12.612134        665,574
           Small Cap Index - 0.95% series contract ................................        4,984.431     12.788062         63,741
        Dreyfus Variable Investment Fund:
           Appreciation Portfolio  - 1.25% series contract ........................      657,678.472     19.100406     12,561,926
           Appreciation Portfolio - 0.95% series contract .........................       50,653.711     19.563663        990,972
           Growth and Income Portfolio - 1.25% series contract ....................      281,917.872     11.918628      3,360,074
           Growth and Income Portfolio - 0.95% series contract ....................       19,921.405     12.156933        242,183
           Developing Leaders Portfolio - 1.25% series contract ...................      560,122.890     15.186341      8,506,217
           Developing Leaders Portfolio - 0.95% series contract ...................       39,500.322     15,490036        611,861
        Dreyfus Funds:
           Socially Responsible Growth Fund. Inc. - 1.25% series contract .........      399,688.683     14.571838      5,824,199
           Socially Responsible Growth Fund, Inc. - 0.95% series contract .........       58,450.129     14.925582        872,402
           Stock Index Fund - 1.25% series contract ...............................    1,061,524.920     18.093861     19,207,084
           Stock Index Fund - 0.95% series contract ...............................       72,185.196     18.532770      1,337,792
        Janus Aspen Series:
           Mid Cap Growth Portfolio - 1.25% series contract .......................      537,022.449     13.793001      7,683,011
           Mid Cap Growth Portfolio - 0.95% series contract .......................       35,727.584     14.127926        504,757
           Balanced Portfolio - 1.25% series contract .............................    1,119,774.823     22.103519     24,750,964
           Balanced Portfolio - 0.95% series contract .............................      167,518.765     22.639931      3,792,613
           Capital Appreciation Portfolio - 1.25% series contract .................      411,653.808      8.210347      3,379,821
           Capital Appreciation Portfolio - 0.95% series contract .................       28,721.754      8.324912        239,106
           Worldwide Growth Portfolio - 1.25% series contract .....................      950,344.989     18.716398     17,787,035
           Worldwide Growth Portfolio - 0.95% series contract .....................       88,670.515     19.170490      1,699,857
        Janus Aspen Select Series:
           International Growth Portfolio - 1.25% series contract .................       28,887.355      8.125022        234,710
            International Growth Portfolio - 0.95% series contract ................        1,652.746      8.189672         13,535
        Merrill Lynch Variable Series Funds, Inc.:
            Basic Value Fund - 1.25% series contract ..............................      235,405.286     22.810796      5,369,782
            Basic Value Fund - 0.95% series contract ..............................       13,652.698     23.364000        318,982
            Domestic Money Market Fund - 1.25% series contract ....................      929,646.597      1.223020      1,136,976
            Domestic Money Market Fund - 0.95% series contract ....................      128,532.953      1.248072        160,418
            Global Allocation Fund - 1.25% series contract ........................       43,963.575     15.606859        686,133
            Global Allocation Fund - 0.95% series contract ........................        4,229.105     15.985507         67,604
            High Current Income Fund - 1.25% series contract ......................      122,975.371     14.173673      1,743,013
            High Current Income Fund - 0.95% series contract ......................        6,800.426     14.509685         98,672
        PBHG Insurance Series Fund. Inc.:
            Growth II Portfolio - 1.25% series contract ...........................      102,255.407      9.204171        941,176
            Growth II Portfolio - 0.95% series contract ...........................        8,542.459      9.388370         80,200
            Mid Cap Portfolio- 1.25% series contract ..............................      189,458.946     10.747126      2,036,139
            Mid Cap Portfolio - 0.95% series contract .............................        6,743.407     10.832611         73,049
            Select Value Portfolio - 1.25% series contract ........................      109,379.726      7.912817        865,502
            Select Value Portfolio - 0.95% series contract ........................        2,038.765      7.975756         16,261
            Technology & Communications Portfolio - 1.25% series contract..........      590,812.256      7.816494      4,618,080
            Technology & Communications Portfolio - 0.95% series contract .........       34,494.535      7.973005        275,025
        Strong Funds:
            Opportunity Fund II - 1.25% series contract ...........................      289,568.792     18.014249      5,216,364
            Opportunity Fund II - 0.95% series contract ...........................       27,030.179     18.374335        496,662
        The Van Kampen Universal institutional Funds, Inc.:
            Core Plus Fixed Income Portfolio - 1.25% series contract ..............      219,636.273     14.431713      3,169,728
            Core Plus Fixed Income Portfolio - 0.95% series contract ..............       21,006.051     14.720184        309,213
            U.S. Real Estate Portfolio - 1.25% series contract ....................      119,515.647     19.408863      2,319,663
            U.S. Real Estate Portfolio - 0.95% series contract ....................       10,873.991     19.796868        215,271

                   Net assets attributable to variable annuity contract holders....                                   147,458,880
                                                                                                                     ------------

                   Net assets .....................................................                                  $147,458,880
                                                                                                                     ============


   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A

                             STATEMENT OF OPERATIONS
                      For The Year Ended December 31, 2003


                                                                                                                   Net Realized
                                                                                                                   Gain (Loss)
                                                              Dividends from     Mortality and       Net           on sale of
                                                              Investments in     Expense Risk    Investment       Investments in
                                                             Portfolio Shares    Fee (Note 4)    Income (loss)    Portfolio Shares
                                                             ----------------   --------------   -------------    ----------------
AIM Variable Insurance Funds:
 Capital Development Fund ...............................         $      0      $      1,448     $    (1,448)       $    (2,814)
 Government Securities Fund .............................           20,391            10,825           9,566              4,688
 Premier Equity Fund ...................................               990             3,409          (2,419)           (16,927)
Scudder VIT Funds:
 EAFE Equity Index ......................................            7,252             2,136           5,116            (11,882)
 Equity 500 Index .......................................           12,994            13,121            (127)           (15,307)
 Small Cap Index ........................................            2,827             4,730          (1,903)           (24,142)
Dreyfus Variable investment Fund:
 Appreciation Portfolio .................................          172,186           144,641          27,545            (87,308)
 Growth and Income Portfolio ............................           25,794            37,626         (11,832)          (137,451)
 Developing Leaders Portfolio ...........................            2,344            91,856         (89,512)          (473,631)
Dreyfus Funds:
 Socially Responsible Growth Fund, Inc ..................            6,812            70,345         (63,533)          (252,646)
 Stock Index Fund .......................................          261,977           212,690          49,287           (372,460)
Janus Aspen Series:
 Mid Cap Growth Portfolio ...............................                0            85,620         (85,620)          (355,373)
 Balanced Portfolio .....................................          601,899           327,333         274,566            (75,606)
 Capital Appreciation Portfolio .........................           15,828            39,647         (23,819)          (433,858)
 Worldwide Growth Portfolio .............................          189,271           206,573         (17,302)          (400,160)
Janus Aspen Select Series:
 International Growth Portfolio .........................            1,575             1,884            (309)            (4,949)
Merrill Lynch Variable Series Funds, Inc.:
 Basic Value Fund .......................................           57,366            55,926           1,440            (48,474)
 Domestic Money Market Fund .............................            9,570            14,697          (5,127)                 0
 Global Allocation Fund .................................           19,915             6,797          13,118            (59,441)
 High Current Income Fund ...............................          138,709            19,812         118,897            (95,515)
PBHG Insurance Series Fund. Inc.:
 Growth II Portfolio ....................................                0            10,883         (10,883)          (390,934)
 Mid Cap Portfolio ......................................                0            18,901         (18,901)           (25,790)
 Select Value Portfolio .................................           18,001             8,071           9,930            (40,871)
 Technology & Communications Portfolio ..................                0            47,669         (47,669)        (1,495,353)
Strong Funds:
 Opportunity Fund II ....................................            3,818            54,740         (50,922)          (214,774)
The Van Kampen Universal Institutional Funds, Inc.:
 Core Plus Fixed Income Portfolio .......................           26,369            38,700         (12,331)            27,964
 U.S. Real Estate Portfolio .............................                0            24,620         (24,620)            70,507
                                                             -------------      ------------      ----------      -------------
                            Totals                           $   1,595,888      $  1,554,700      $   41,188      $  (4,932,507)
                                                             =============      ============      ==========      =============
                                                                              Net Change
                                                                             in Unrealized                                Net
                                                                             Appreciation               Net             Increase
                                                             Realized        (Depreciation)        Gain (Loss)         (Decrease)
                                                               Gain         of Investments in    on Investments in    in Net Assets
                                                            Distributions   Portfolio Shares     Portfolio Shares    From Operations
                                                            -------------   -----------------    -----------------   ---------------
AIM Variable Insurance Funds:
 Capital Development Fund ...............................   $      0         $     41,624        $     38,810        $    37,362
 Government Securities Fund .............................        308              (17,798)            (12,802)            (3,236)
 Premier Equity Fund ...................................           0               82,190              65,263             62,844
Scudder VIT Funds:
 EAFE Equity Index ......................................          0               61,605              49,723             54,839
 Equity 500 Index .......................................          0              271,924             256,617            256,490
 Small Cap Index ........................................          0              167,567             143,425            141,522
Dreyfus Variable investment Fund:
 Appreciation Portfolio .................................          0            2,260,330           2,173,022          2,200,567
 Growth and Income Portfolio ............................          0              849,878             712,427            700,595
 Developing Leaders Portfolio ...........................          0            2,601,778           2,128,147          2,038,635
Dreyfus Funds:
 Socially Responsible Growth Fund, Inc ..................          0            1,629,859           1,377,213          1,313,680
 Stock Index Fund .......................................          0            4,553,366           4,180,906          4,230,193
Janus Aspen Series:
 Mid Cap Growth Portfolio ...............................          0            2,478,453           2,123,080          2,037,460
 Balanced Portfolio .....................................          0            3,057,633           2,982,027          3,256,593
 Capital Appreciation Portfolio .........................          0            1,036,805             602,947            579,128
 Worldwide Growth Portfolio .............................          0            3,996,756           3,596,596          3,579,294
Janus Aspen Select Series:
 International Growth Portfolio .........................          0               59,724              54,775             54,466
Merrill Lynch Variable Series Funds, Inc.:
 Basic Value Fund .......................................          0            1,364,035           1,315,561          1,317,001
 Domestic Money Market Fund .............................          0                    0                   0             (5,127)
 Global Allocation Fund .................................          0              209,110             149,669            162,787
 High Current Income Fund ...............................          0              353,144             257,629            376,526
PBHG Insurance Series Fund, Inc.:
 Growth II Portfolio ....................................          0              593,858             202,924            192,041
 Mid Cap Portfolio ......................................          0              500,330             474,540            455,639
 Select Value Portfolio .................................          0              155,687             114,816            124,746
 Technology & Communications Portfolio ..................          0            2,958,766           1,463,413          1,415,744
Strong Funds:
 Opportunity Fund II ....................................          0            1,660,633           1,445,859          1,394,937
The Van Kampen Universal Institutional Funds, Inc.:
 Core Plus Fixed Income Portfolio .......................          0               91,576             119,540            107,209
 U.S. Real Estate Portfolio .............................          0              581,064             651,571            626,951
                                                           ---------       --------------      --------------      -------------
                            Totals                         $     308       $   31,599,897      $   26,667,698      $  26,708,886
                                                           =========       ==============      ==============      =============

   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A

                       STATEMENT OF CHANGES IN NET ASSETS
                      For The Year Ended December 31, 2003


                                                                             Changes From Operations
                                               ----------------------------------------------------------------------------------
                                                                                                     Net Change          Net
                                                                Net Realized                       in Unrealized       Increase
                                                                 Gain (Loss)                        Appreciation      (Decrease)
                                                   Net            on Sale of        Realized       (Depreciation)       in Net
                                                Investment      Investments in        Gain        of Investments in  Assets from
                                               Income (Loss)   Portfolio Shares   Distributions  Portfolio Shares    Operations
                                               -------------   ----------------   -------------   ----------------   ------------
AIM Variable Insurance Funds:
 Capital Development Fund ..................   $      (1,448)  $         (2,814)  $           0   $         41,624   $     37,362
 Government Securities Fund ................           9,566              4,688             308            (17,798)        (3,236)
 Premier Equity Fund .......................          (2,419)           (16,927)              0             82,190         62,844
 Scudder VIT Funds:
 EAFE Equity Index .........................           5,116            (11,882)              0             61,605         54,839
 Equity 500 Index ..........................            (127)           (15,307)              0            271,924        256,490
 Small Cap Index ...........................          (1,903)           (24,142)              0            167,567        141,522
Dreyfus Variable Investment Fund:
Appreciation Portfolio .....................          27,545            (87,308)              0          2,260,330      2,200,567
 Growth and Income Portfolio ...............         (11,832)          (137,451)              0            849,878        700,595
 Developing leaders Portfolio ..............         (89,512)          (473,631)              0          2,601,778      2,038,635
Dreyfus Funds:
 Socially Responsible Growth Fund, Inc .....         (63,533)          (252,646)              0          1,629,859      1,313,680
 Stock Index Fund ..........................          49,287           (372,460)              0          4,553,366      4,230,193
Janus Aspen Series:
 Mid Cap Growth Portfolio ..................         (85,620)          (355,373)              0          2,478,453      2,037,460
 Balanced Portfolio ........................         274,566            (75,606)              0          3,057,633      3,256,593
 Capital Appreciation Portfolio ............         (23,819)          (433,858)              0          1,036,805        579,128
 Worldwide Growth Portfolio ................         (17,302)          (400,160)              0          3,996,756      3,579,294
Janus Aspen Select Series:
 International Growth Portfolio ............            (309)            (4,949)              0             59,724         54,466
Merrill Lynch Variable Series Funds, Inc.:
 Basic Value Fund ..........................           1,440            (48,474)              0          1,364,035      1,317,001
 Domestic Money Market Fund ................          (5,127)                 0               0                  0         (5,127)
 Global Allocation Fund ....................          13,118            (59,441)              0            209,110        162,787
 High Current Income Fund ..................         118,897            (95,515)              0            353,144        376,526
PBHG Insurance Series Fund, Inc.:
 Growth II Portfolio .......................         (10,883)          (390,934)              0            593,858        192,041
 Mid Cap Portfolio .........................         (18,901)           (25,790)              0            500,330        455,639
 Select Value Portfolio ....................           9,930            (40,871)              0            155,687        124,746
 Technology & Communications Portfolio .....         (47,669)        (1,495,353)              0          2,958,766      1,415,744
Strong Funds:
 Opportunity Fund II .......................         (50,922)          (214,774)              0          1,660,633      1,394,937
The Van Kampen Universal Institutional
 Funds, Inc.:
 Core Plus Fixed Income Portfolio ..........         (12,331)            27,964               0             91,576        107,209
 U.S. Real Estate Portfolio ................         (24,620)            70,507               0            581,064        626,951
                                               -------------   ----------------   -------------   ----------------   ------------
                       Totals                  $      41,188   $     (4,932,507)  $         308   $     31,599,897   $ 26,708,886
                                               =============   ================   =============   ================   ============

                                                            Changes From Principal Transactions
                                               ------------------------------------------------------------
                                                                             Net Transfers
                                                                              To (From)       Net Increase
                                                 Contract                    Subaccounts     in Net Assets
                                                 Purchase       Contract      and Fixed      From Principal
                                                 Payments     Redemptions      Accounts       Transactions
                                               ------------   ------------   ------------    --------------
AIM Variable Insurance Funds:
 Capital Development Fund ..................   $     65,882   $     19,036   $    100,861    $      147,507
 Government Securities Fund ................        392,878         38,451       (179,275)          175,152
 Premier Equity Fund .......................        103,097         35,268         13,390            81,219
 Scudder VIT Funds:
 EAFE Equity Index .........................         45,691         17,034         18,306            46,963
 Equity 500 Index ..........................         60,938         89,749         (9,453)          (38,264)
 Small Cap Index ...........................         78,562         43,182        292,003           327,383
Dreyfus Variable Investment Fund:
Appreciation Portfolio .....................      1,419,313      1,271,077        (15,335)          132,901
 Growth and Income Portfolio ...............        331,449        259,486        (98,921)          (26,958)
 Developing leaders Portfolio ..............      1,100,707        690,917         71,987           481,777
Dreyfus Funds:
 Socially Responsible Growth Fund, Inc .....        677,420        628,595        (95,580)          (46,755)
 Stock Index Fund ..........................      2,165,277      1,755,660       (142,692)          266,925
Janus Aspen Series:
 Mid Cap Growth Portfolio ..................      1,053,684        772,736       (282,790)           (1,842)
 Balanced Portfolio ........................      2,385,383      3,546,837       (814,363)       (1,975,817)
 Capital Appreciation Portfolio ............        615,649        465,478       (118,254)           31,917
 Worldwide Growth Portfolio ................      1,885,067      1,700,319     (1,000,644)         (815,896)
Janus Aspen Select Series:
 International Growth Portfolio ............         66,796         33,563         51,959            85,192
Merrill Lynch Variable Series Funds, Inc.:
 Basic Value Fund ..........................        575,477        510,289        153,789           218,977
 Domestic Money Market Fund ................        254,918        386,307         39,532           (91,857)
 Global Allocation Fund ....................        113,160         46,752        100,305           166,713
 High Current Income Fund ..................        119,549        180,840        117,054            55,763
PBHG Insurance Series Fund, Inc.:
 Growth II Portfolio .......................        178,821        116,753        (34,273)           27,795
 Mid Cap Portfolio .........................        445,714        125,998        144,934           464,650
 Select Value Portfolio ....................        259,772         36,273         26,769           250,268
 Technology & Communications Portfolio .....        899,787        358,633        (61,757)          479,397
Strong Funds:
 Opportunity Fund II .......................        600,492        347,929        300,737           553,300
The Van Kampen Universal Institutional
 Funds, Inc.:
 Core Plus Fixed Income Portfolio ..........        733,313        274,020         75,447           534,740
 U.S. Real Estate Portfolio ................        350,985        174,754        (88,819)           87,412
                                               ------------   ------------   ------------    --------------
                       Totals                  $ 16,979,581   $ 13,925,936   $ (1,435,083)   $    1,618,562
                                               ============   ============   ============    ==============


                                                   Net
                                                 Increase       Net Assets     Net Assets
                                                (Decrease)      Beginning         End
                                               in Net Assets     of Year        of Year
                                               -------------   ------------   ------------
AIM Variable Insurance Funds:
 Capital Development Fund ..................   $     184,869   $     71,737   $    256,606
 Government Securities Fund ................         171,916        671,203        843,119
 Premier Equity Fund .......................         144,063        224,042        368,105
 Scudder VIT Funds:
 EAFE Equity Index .........................         101,802        146,089        247,891
 Equity 500 Index ..........................         218,226        981,586      1,199,812
 Small Cap Index ...........................         468,905        260,410        729,315
Dreyfus Variable Investment Fund:
Appreciation Portfolio .....................       2,333,468     11,219,430     13,552,898
 Growth and Income Portfolio ...............         673,637      2,928,620      3,602,257
 Developing leaders Portfolio ..............       2,520,412      6,597,666      9,118,078
Dreyfus Funds:
 Socially Responsible Growth Fund, Inc .....       1,266,925      5,429,676      6,696,601
 Stock Index Fund ..........................       4,497,118     16,047,758     20,544,876
Janus Aspen Series:
 Mid Cap Growth Portfolio ..................       2,035,618      6,152,150      8,187,768
 Balanced Portfolio ........................       1,280,776     27,262,801     28,543,577
 Capital Appreciation Portfolio ............         611,045      3,007,882      3,618,927
 Worldwide Growth Portfolio ................       2,763,398     16,723,494     19,486,892
Janus Aspen Select Series:
 International Growth Portfolio ............         139,658        108,587        248,245
Merrill Lynch Variable Series Funds, Inc.:
 Basic Value Fund ..........................       1,535,978      4,152,786      5,688,764
 Domestic Money Market Fund ................         (96,984)     1,394,378      1,297,394
 Global Allocation Fund ....................         329,500        424,237        753,737
 High Current Income Fund ..................         432,289      1,409,396      1,841,685
PBHG Insurance Series Fund, Inc.:
 Growth II Portfolio .......................         219,836        801,540      1,021,376
 Mid Cap Portfolio .........................         920,289      1,188,899      2,109,188
 Select Value Portfolio ....................         375,014        506,749        881,763
 Technology & Communications Portfolio .....       1,895,141      2,997,964      4,893,105
Strong Funds:
 Opportunity Fund II .......................       1,948,237      3,764,789      5,713,026
The Van Kampen Universal Institutional
 Funds, Inc.:
 Core Plus Fixed Income Portfolio ..........         641,949      2,836,992      3,478,941
 U.S. Real Estate Portfolio ................         714,363      1,820,571      2,534,934
                                               -------------   ------------   ------------
                       Totals                  $  28,327,448   $119,131,432   $147,458,880
                                               =============   ============   ============

   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A

                       STATEMENT OF CHANGES IN NET ASSETS
                      For The Year Ended December 31, 2002


                                                                                   Changes From Operations
                                                    --------------------------------------------------------------------------------
                                                                                                      Net Change            Net
                                                                    Net Realized                    in Unrealized         Increase
                                                                     Gain (Loss)                     Appreciation        (Decrease)
                                                        Net          on Sale of        Realized     (Depreciation)         in Net
                                                     Investment     Investment in        Gain      of Investments in    Assets from
                                                    Income (Loss)  Portfolio Shares  Distributions  Portfolio Shares     Operations
                                                    -------------  ----------------  -------------  -----------------  -------------
AIM Variable Insurance Funds:
 Capital Development Fund .........................   $    (643)      $     (5,689)    $        0     $    (15,841)    $    (22,173)
 Government Securities Fund .......................       8,104             11,887              0            6,327           26,318
 Value Fund .......................................      (1,459)           (23,828)             0          (49,648)         (74,935)
Deutsche Asset Management VIT Funds:
 EAFE Equity Index ................................         177            (84,269)             0           33,169          (50,923)
 Equity 500 Index .................................      (2,369)          (267,922)             0           28,921         (241,370)
 Small Cap Index ..................................      (1,438)           (26,077)           152          (49,721)         (77,084)
Dreyfus Variable Investment Fund:
 Appreciation Portfolio ...........................     (15,886)           141,632              0       (2,658,759)      (2,534,013)
 Growth and Income Portfolio ......................     (20,764)          (129,314)             0         (943,333)      (1,093,411)
 Developing Leaders Portfolio .....................     (87,049)          (703,556)             0         (875,324)      (1,666,429)
Dreyfus Funds:
 Socially Responsible Growth Fund, Inc ............     (67,294)          (482,265)             0       (1,865,850)      (2,515,319)
 Stock Index Fund .................................      25,675           (509,994)             0       (4,735,460)      (5,219,779)
Janus Aspen Series:
 Mid Cap Growth Portfolio .........................     (83,918)          (218,005)             0       (2,217,472)      (2,519,395)
 Balanced Portfolio ...............................     389,622            750,414              0       (3,709,452)      (2,569,416)
 Capital Appreciation Portfolio ...................     (20,292)          (338,169)             0         (230,477)        (588,938)
 Worldwide Growth Portfolio .......................     (63,239)           148,835              0       (6,422,032)      (6,336,436)
Janus Aspen Select Series:
 International Growth Portfolio ...................        (106)            (1,490)             0          (10,718)         (12,314)
Merrill Lynch Variable Series Funds. Inc.:
 Basic Value Fund .................................      39,212           (201,514)             0         (834,003)        (996,305)
 Domestic Money Market Fund .......................       2,844                  0              0                0            2,844
 Global Allocation Fund ...........................      10,504            (33,838)             0          (16,126)         (39,460)
 High Current Income Fund .........................     147,115           (169,496)             0          (10,656)         (33,037)
PBHG Insurance Series Fund, Inc.:
 Growth II Portfolio ..............................     (11,011)          (413,250)             0           67,529         (356,732)
 Mid Cap Portfolio ................................     (12,799)           (34,055)             0         (193,565)        (240,419)
 Select Value Portfolio ...........................        (878)           (51,377)             0         (114,425)        (166,680)
 Technology & Communications Portfolio ............     (46,468)       (12,475,504)             0        9,335,099       (3,186,973)
Strong Funds:
 Opportunity Fund II ..............................     (36,579)          (286,428)        81,555       (1,299,095)      (1,540,547)
The Van Kampen Universal Institutional Funds, Inc.:
 Fixed Income Portfolio ...........................      71,783             43,523         26,755            9,127          151,188
 U.S. Real Estate Portfolio .......................      36,789             72,694         41,490         (211,254)         (60,281)
                                                      ---------       ------------     ----------     ------------     ------------
                      Totals ......................   $ 259,723       $(15,287,155)    $  149,952     $(17,084,539)    $(31,962,019)
                                                      =========       ============     ==========     ============     ============

                                                                     Changes From Principal Transactions
                                                      -----------------------------------------------------------
                                                                                     Net Transfers
                                                                                       To (From)    Net Increase
                                                         Contract                    Subaccounts   in Net Assets
                                                         Purchase        Contract      and Fixed   From Principal
                                                         Payments      Redemptions     Accounts     Transactions
                                                      --------------  -------------  ------------  --------------
AIM Variable Insurance Funds:
 Capital Development Fund .........................   $      43,858   $      3,797   $    40,154    $    80,215
 Government Securities Fund .......................         167,786        159,567       553,958        562,177
 Value Fund .......................................         131,504         11,007        27,571        148,068
Deutsche Asset Management VIT Funds:
 EAFE Equity Index ................................          51,019         20,776       (23,999)         6,244
 Equity 500 Index .................................         102,363         43,327       (92,471)       (33,435)
 Small Cap Index ..................................          61,720          9,655        10,194         62,259
Dreyfus Variable Investment Fund:
 Appreciation Portfolio ...........................       1,973,887      1,636,581      (656,200)      (318,894)
 Growth and Income Portfolio ......................         475,063        457,166      (126,260)      (108,363)
 Developing Leaders Portfolio .....................       1,367,190        996,496       (35,533)       335,161
Dreyfus Funds:
 Socially Responsible Growth Fund, Inc ............       1,155,785        856,238      (889,279)      (589,732)
 Stock Index Fund .................................       3,020,201      2,333,711    (1,772,758)    (1,086,268)
Janus Aspen Series:
 Mid Cap Growth Portfolio .........................       1,696,029        979,636      (688,146)        28,247
 Balanced Portfolio ...............................       3,799,784      4,852,726    (3,071,083)    (4,124,025)
 Capital Appreciation Portfolio ...................         956,088        305,436      (394,437)       256,215
 Worldwide Growth Portfolio .......................       3,104,431      2,528,908    (2,195,027)    (1,619,504)
Janus Aspen Select Series:
 International Growth Portfolio ...................          30,918            939        83,160        113,139
Merrill Lynch Variable Series Funds. Inc.:
 Basic Value Fund .................................         705,292        468,803      (159,360)        77,129
 Domestic Money Market Fund .......................         329,443        355,503         2,020        (24,040)
 Global Allocation Fund ...........................          75,560         40,051        16,659         52,168
 High Current Income Fund .........................         135,436        262,623        37,932        (89,255)
PBHG Insurance Series Fund, Inc.:
 Growth II Portfolio ..............................         279,319        114,865      (129,652)        34,802
 Mid Cap Portfolio ................................         430,472        115,006       687,232      1,002,698
 Select Value Portfolio ...........................         271,306         59,374       105,327        317,259
 Technology & Communications Portfolio ............       1,372,845        497,669      (323,453)       551,723
Strong Funds:
 Opportunity Fund II ..............................         840,592        471,071      (173,990)       195,531
The Van Kampen Universal Institutional Funds, Inc.:
 Fixed Income Portfolio ...........................         557,839        572,419       396,735        382,155
 U.S. Real Estate Portfolio .......................         350,804        181,347       240,302        409,759
                                                      -------------   ------------   -----------    -----------
                      Totals ......................   $  23,486,534   $ 18,334,697   $(8,530,404)   $(3,378,567)
                                                      =============   ============   ===========    ===========



                                                           Net
                                                         Increase       Net Assets      Net Assets
                                                        (Decrease)      Beginning          End
                                                      in Net Assets      of Year         of Year
                                                      --------------  --------------  -------------
AIM Variable Insurance Funds:
 Capital Development Fund .........................   $      58,042   $      13,695   $      71,737
 Government Securities Fund .......................         588,495          82,708         671,203
 Value Fund .......................................          73,133         150,909         224,042
Deutsche Asset Management VIT Funds:
 EAFE Equity Index ................................         (44,679)        190,768         146,089
 Equity 500 Index .................................        (274,805)      1,256,391         981,586
 Small Cap Index ..................................         (14,825)        275,235         260,410
Dreyfus Variable Investment Fund:
 Appreciation Portfolio ...........................      (2,852,907)     14,072,337      11,219,430
 Growth and Income Portfolio ......................      (1,201,774)      4,130,394       2,928,620
 Developing Leaders Portfolio .....................      (1,331,268)       7,928,934       6,597,666
Dreyfus Funds:
 Socially Responsible Growth Fund, Inc ............      (3,105,051)      8,534,727       5,429,676
 Stock Index Fund .................................      (6,306,047)     22,353,805      16,047,758
Janus Aspen Series:
 Mid Cap Growth Portfolio .........................      (2,491,148)      8,643,298       6,152,150
 Balanced Portfolio ...............................      (6,693,441)     33,956,242      27,262,801
 Capital Appreciation Portfolio ...................        (332,723)      3,340,605       3,007,882
 Worldwide Growth Portfolio .......................      (7,955,940)     24,679,434      16,723,494
Janus Aspen Select Series:
 International Growth Portfolio ...................         100,825           7,762         108,587
Merrill Lynch Variable Series Funds. Inc.:
 Basic Value Fund .................................        (919,176)      5,071,962       4,152,786
 Domestic Money Market Fund .......................         (21,196)      1,415,574       1,394,378
 Global Allocation Fund ...........................          12,708         411,529         424,237
 High Current Income Fund .........................        (122,292)      1,531,688       1,409,396
PBHG Insurance Series Fund, Inc.:
 Growth II Portfolio ..............................        (321,930)      1,123,470         801,540
 Mid Cap Portfolio ................................         762,279         426,620       1,188,899
 Select Value Portfolio ...........................         150,579         356,170         506,749
 Technology & Communications Portfolio ............      (2,635,250)      5,633,214       2,997,964
Strong Funds:
 Opportunity Fund II ..............................      (1,345,016)      5,109,805       3,764,789
The Van Kampen Universal Institutional Funds, Inc.:
 Fixed Income Portfolio ...........................         533,343       2,303,649       2,836,992
 U.S. Real Estate Portfolio .......................         349,478       1,471,093       1,820,571
                                                      -------------   -------------   -------------
                      Totals ......................   $ (35,340,586)  $ 154,472,018   $ 119,131,432
                                                      =============   =============   =============


   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31,2003

(1)      GENERAL

         Annuity Investors Variable Account A (the "Account") is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on May 26, 1995 and commenced operations on December 7, 1995 as a segregated investment account for individual and group variable annuity contracts, which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the "Company") pursuant to the provisions of the Ohio Insurance Code. The Company is an indirect wholly owned subsidiary of Great American Financial Resources, Inc., ("GAFRI"), a publicly traded insurance holding company listed on the New York Stock Exchange. The Company is licensed in 48 states.

         Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

         At December 31, 2003, the following investment options were available:

                  AIM V.I:

                      -    Capital Development Fund

                      -    Government Securities Fund

                      -    Premier Equity Fund

                  SCUDDER VIT FUNDS:

                      -    EAFE Equity Index

                      -    Equity 500 Index

                      -    Small Cap Index

                  THE DREYFUS VARIABLE INVESTMENT FUND:

                      -    Appreciation Portfolio

                      -    Growth and Income Portfolio

                      -    Developing Leaders Portfolio

                  DREYFUS FUNDS:

                      -    Socially Responsible Growth Fund, Inc.

                      -    Stock Index Fund

                  JANUS ASPEN SERIES:

                      -    Mid Cap Growth Portfolio

                      -    Balanced Portfolio

                      -    Capital Appreciation Portfolio

                      -    Worldwide Growth Portfolio

                  JANUS ASPEN SELECT SERIES:

                      -    International Growth Portfolio

                  MERRILL LYNCH VARIABLE SERIES FUNDS, INC.:

                      -    Basic Value Fund

                      -    Domestic Money Market Fund

                      -    Global Allocation Fund

                      -    High Current Income Fund

                  PBHG INSURANCE SERIES FUND, INC.:

                      -    Growth II Portfolio

                      -    Mid Cap Portfolio

                      -    Select Value Portfolio

                      -    Technology & Communications Portfolio

                      ANNUITY INVESTORS VARIABLE ACCOUNT A
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31,2003

                  STRONG FUNDS:

                      -    Opportunity Fund II

                  THE VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS, INC.:

                      -    Core Plus Fixed Income Portfolio

                      -    U.S. Real Estate Portfolio

         No variable sub-accounts were added or deleted from the account in 2003 or 2002.

(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         BASIS OF PRESENTATION

         The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.

         Certain reclassifications have been made to the prior year financial statements to conform to the current year presentation.

         INVESTMENTS

         Investments are valued using the net asset value of the respective portfolios, which value their investment securities at fair value at the end of each business day of the New York Stock Exchange, with the exception of business holidays. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Income from dividends is recorded on the ex-distribution date. The cost of investments sold is determined on a first-in, first-out basis. The Account does not hold any investments that are restricted as to resale.

         Net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of the Account as of the beginning of the valuation date.

         FEDERAL INCOME TAXES

         No provision for federal income taxes has been made in the accompanying financial statements because the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income (loss) and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

         NET ASSETS ATTRIBUTABLE TO VARIABLE ANNUITY CONTRACT HOLDERS

         The variable annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain
         (loss) and unrealized appreciation (depreciation) on investments.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2003

(3)      PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES

         The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the year ended December 31, 2003 are as follows:

                                                                 2003
                                                       ---------------------------
                                                         Cost of        Proceeds
                                                        Purchases      from Sales
                                                       ------------   ------------
AIM Variable Insurance Funds:
  Capital Development Fund                             $    167,432   $     21,372
  Government Securities Fund                                563,736        378,709
  Premier Equity Fund                                       140,580         61,780
Scudder VIT Funds:
  EAFE Equity Index                                          75,845         23,765
  Equity 500 Index                                           59,428         97,819
  Small Cap Index                                           417,851         92,371
Dreyfus Variable Investment Fund:
  Appreciation Portfolio                                  1,145,545        985,096
  Growth and Income Portfolio                               340,332        379,121
  Developing Leaders Portfolio                              955,053        562,788
Dreyfus Funds:
  Socially Responsible Growth Fund, Inc.                    481,631        591,919
  Stock Index Fund                                        1,812,444      1,496,232
Janus Aspen Series:
  Mid Cap Growth Portfolio                                  628,119        715,581
  Balanced Portfolio                                      1,834,744      3,535,995
  Capital Appreciation Portfolio                            462,708        454,610
  Worldwide Growth Portfolio                                976,845      1,810,043
Janus Aspen Select Series:
  International Growth Portfolio                            130,754         45,870
Merrill Lynch Variable Series Funds, Inc.:
  Basic Value Fund                                          694,380        473,959
  Domestic Money Market Fund                                760,167        857,150
  Global Allocation Fund                                    320,157        140,322
  High Current Income Fund                                  488,848        314,188
PBHG Insurance Series Fund, Inc.:
  Growth II Portfolio                                       191,891        174,979
  Mid Cap Portfolio                                         768,922        323,173
  Select Value Portfolio                                    381,201        121,005
  Technology & Communications Portfolio                     917,715        485,986
Strong Funds:
  Opportunity Fund II                                     1,004,102        501,724
The Van Kampen Universal Institutional Funds, Inc.:
  Core Plus Fixed Income Portfolio                          920,891        398,482
  U.S. Real Estate Portfolio                                430,561        367,769
                                                       ------------   ------------
            Total                                      $ 17,071,882   $ 15,411,808
                                                       ------------   ------------

                      ANNUITY INVESTORS VARIABLE ACCOUNT A
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31,2003

(4)      DEDUCTIONS AND EXPENSES

         Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-accounts, such payments are not affected by mortality or expense experience because the Company assumes the mortality risk and expense risk under the contracts.

         The mortality risk assumed by the Company results from the life annuity payment option in the contracts, in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

         The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. Under the 1.25% Series Contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. This fee is equal on an annual basis to 1.25% of the daily value of the total investments of the Account. These fees aggregated $1,448,233 for the year ended December 31, 2003.

         In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer an Enhanced Contract. Under the 0.95% Series Contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. This fee is equal on an annual basis to 0.95% of the daily value of the total investments of the Account. These fees aggregated $106,467 for the year ended December 31, 2003.

         Pursuant to an administrative agreement between GAFRI and the Company, GAFRI subsidiaries provide sales and administrative services to the Company and the Account. The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage ranges from 0% to a maximum of 7.0% based upon the number of years the purchase payment has been held.

         In addition, the Company may deduct units from contracts annually and upon full surrender to cover an administrative fee of $25 per contract. These fees totaled $124,725 for the year ended December 31,2003.

(5)      OTHER TRANSACTIONS WITH AFFILIATES

         Great American Advisors, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2003

(6) CHANGES IN UNITS OUTSTANDING


                                                                       Units                                              Units
                                                                    Outstanding          Units            Units        Outstanding
                                                                    12/31/2002         Purchased         Redeemed       12/31/2003
                                                                   -------------      -----------      -----------    -------------
AIM Variable Insurance Funds:
  Capital Development Fund - 1.25% series contract .............       9,315.310       17,788.129        3,096.668       24,006.771
  Capital Development Fund - 0.95% series contract .............         463.541        1,683.627            0.036        2,147.132
  Government Securities Fund - 1.25% series contract ...........      52,956.035       59,309.506       38,947.534       73,318.007
  Government Securities Fund - 0.95% series contract ...........       6,716.927        3,344.931        8,261.957        1,799.901
  Premier Equity Fund - 1.25% series contract ..................      32,720.262       21,590.945        9,426.142       44,885.065
  Premier Equity Fund - 0.95% series contract ..................       3,974.692        1,773.070        1,834.430        3,913.332
Scudder VIT Funds:
  EAFE Equity Index - 1 .25% series contract ...................      21,893.699       10,591.052        2,773.578       29,711.173
  EAFE Equity Index - 0.95% series contract ....................       3,807.698        1,295.894        1,696.579        3,407.013
  Equity 500 Index - 1.25% series contract .....................     148,684.290        9,218.983       13,468.142      144,435.131
  Equity 500 Index - 0.95% series contract .....................       3,728.448          131.174        1,095.561        2,314.061
  Small Cap Index - 1.25% series contract ......................      27,311.752       37,744.141       12,283.415       52,772.478
  Small Cap Index - 0.95% series contract ......................       2,520.921        4,492.595        2,029.085        4,984.431
Dreyfus Variable Investment Fund:
  Appreciation Portfolio - 1.25% series contract ...............     649,672.388      111,588.149      103,582.065      657,678.472
  Appreciation Portfolio - 0.95% series contract ...............      52,178.863        3,192.568        4,717.720       50,653.711
  Growth and Income Portfolio - 1.25% series contract ..........     285,588.684       44,341.199       48,012.011      281,917.872
  Growth and Income Portfolio - 0.95% series contract ..........      21,222.738        2,057.649        3,358.982       19,921.405
  Developing Leaders Portfolio - 1.25% series contract .........     525,168.199      115,833.165       80,878.474      560,122.890
  Developing Leaders Portfolio - 0.95% series contract .........      39,239.004       10,759.451       10,498.133       39,500.322
Dreyfus Funds:
  Socially Responsible Growth Fund, Inc. - 1.25%
    series contract ............................................     400,039.410       66,504.070       66,854.797      399,688.683
  Socially Responsible Growth Fund, Inc. - 0.95%
    series contract ............................................      62,353.466        1,232.704        5,136.041       58,450.129
  Stock Index Fund - 1.25% series contract .....................   1,048,558.048      193,496.789      180,529.917    1,061,524.920
  Stock Index Fund - 0.95% series contract .....................      74,299.938        6,777.399        8,892.141       72,185.196
Janus Aspen Series:
  Mid Cap Growth Portfolio - 1.25% series contract .............     555,763.371       98,617.975       97,358.897      557,022.449
  Mid Cap Growth Portfolio - 0.95% series contract .............      38,583.187        7.667.960       10,523.563       35,727.584
  Balanced Portfolio - 1.25% series contract ...................   1,204,456.110      161,628.603      246,309.890    1,119,774.823
  Balanced Portfolio - 0.95% series contract ...................     181,043.972        8,846.377       22,371.584      167,518.765
  Capital Appreciation Portfolio - 1.25% series contract .......     401,314.243       94,264.856       83,925.291      411,653.808
  Capital Appreciation Portfolio - 0.95% series contract .......      34,443.755        2,026.928        7,748.929       28,721.754
  Worldwide Growth Portfolio - 1.25% series contract ...........     989,812.242      132,799.832      172,267.085      950,344.989
  Worldwide Growth Portfolio - 0.95% series contract ...........     102,239.939        7,841.025       21,410.449       88,670.515
Janus Aspen Select Series:
  International Growth Portfolio - 1.25% series contract .......      16,350.309       19,770.798        7,233.752       28,887.355
  International Growth Portfolio - 0.95% series contract .......       1,400.690          290.606           38.550        1,652.746
Merrill Lynch Variable Series Funds, Inc.:
  Basic Value Fund - 1.25% series contract .....................     224,789.902       52,300.510       41,685.126      235,405.286
  Basic Value Fund - 0.95% series contract .....................      14,468.372        1,289.627        2,105.301       13,652.698
  Domestic Money Market Fund - 1.25% series contract ...........   1,036,231.114      500,522.016      607,106.533      929,646.597
  Domestic Money Market Fund - 0.95% series contract ...........      97,349.642      263,765.482      232,582.171      128,532.953
  Global Allocation Fund - 1.25% series contract ...............      32,762.255        24,134.06       12,932.740       43,963.575
  Global Allocation Fund - 0.95% series contract ...............       3,327.903        1,142.516          241.314        4,229.105
  High Current Income Fund - 1.25% series contract .............     121,073.352       45,611.361       43,709.342      122,975.371
  High Current Income Fund - 0.95% series contract .............       4,653.273        2,649.757          502.604        6,800.426
PBHG Insurance Series Fund, Inc. :
  Growth II Portfolio - 1.25% series contract ..................      97,775.970       28,751.303       24,271.866      102,255.407
  Growth II Portfolio - 0.95% series contract ..................      10,168.750          684.259        2,310.550        8,542.459
  Mid Cap Portfolio- 1.25% series contract .....................     141,029.184      100,599.933       52,170.171      189,458.946
  Mid Cap Portfolio - 0.95% series contract ....................       5,692.082        3,520.381        2,469.056        6,743.407
  Select Value Portfolio - 1.25% series contract ...............      73,177.927       58,433.696       22,231.897      109,379.726
  Select Value Portfolio - 0.95% series contract ...............       1,635.575          731.900          328.710        2,038.765
  Technology & Communications Portfolio - 1.25%
    series contract ............................................     515,305.573      190,982.321      115,475.638      590,812.256
  Technology & Communications Portfolio - 0.95%
    series contract ............................................      34.653.760       23,770.989       23,930.214       34,494.535
Strong Funds:
  Opportunity Fund II - 1.25% series contract ..................     258,074.757       84,750.826       53,256.791      289,568.792
  Opportunity Fund II - 0.95% series contract ..................      24,310.363       10,049.607        7,329.791       27,030.179
The Van Kampen Universal Institutional Funds, Inc.:
  Core Plus Fixed Income Portfolio - 1.25% series contract .....     178,024.707       83,654.736       42,043.170      219,636.273
  Core Plus Fixed Income Portfolio - 0.95% series contract .....      24,714.435        4,744.523        8,452.907       21,006.051
  U.S. Real Estate Portfolio - 1.25% series contract ...........     114,756.919       33,015.425       28,256.697      119,515.647
  U.S. Real Estate Portfolio - 0.95% series contract ...........      12,428.315        2,064.584        3,618.908       10,873.991

                      ANNUITY INVESTORS VARIABLE ACCOUNT A
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2002

(6) CHANGES IN UNITS OUTSTANDING

                                                                          Units                                           Units
                                                                       Outstanding        Units          Units         Outstanding
                                                                       12/31/2001       Purchased       Redeemed       12/31/2002
                                                                     --------------  --------------  --------------  --------------
AIM Variable Insurance Funds.:
  Capital Development Fund - 1.25% series contract ................       1,234.008      10,947.280       2,865.978       9,315.310
  Capital Development Fund- 0.95% series contract .................         215.954         693.899         446.312         463.541
  Government Securities Fund- 1.25% series contract ...............       5,714.204      76,095.735      28,853.904      52,956.035
  Government Securities Fund -0.95% series contract ...............       2,244.875       4,566.701          94.649       6,716.927
  Premier Equity Fund - 1.25% series contract .....................      15,980.246      21,868.789       5,128.773      32,720.262
  Premier Equity Fund -0.95% series contract ......................       1,051.335       3,935.149       1,011.792       3,974.692
Scudder VIT Funds:
  EAFE Equity Index- 1.25% series contract ........................      21,349.399      17,416.044      16,871.745      21,893.699
  EAFE Equity Index -0.95% series contract ........................       4,643.915       2,121.938       2,958.154       3,807.698
  Equity 500 Index - 1.25% series contract ........................     144,467.600      13,535.237       9,318.547     148,684.290
  Equity 500 Index- 0.95% series contract .........................       4,764.187       1,354.050       2,839.789       3,278.448
  Small Cap Index- 1.25% series contract ..........................      22,866.676      15,883.579      11,438.503      27,311.752
  Small Cap Index- 0.95% series contract ..........................       1,872.634       1,502.453         854.166       2,520.921
Dreyfus Variable Investment Fund:
  Appreciation Portfolio- 1.25% series contract ...................     653,512.152     128,860.842     132,700.606     649,672.388
  Appreciation Portfolio -0.95% series contract ...................      70,468.321      13,269.825      31,559.283      52,178.863
  Growth and Income Portfolio - 1.25% series contract .............     291,697.672      60,685.930      66,794.918     285,588.684
  Growth and Income Portfolio -0.95% series contract ..............      27,413.238       6,819.605      13,010.105      21,222.738
  Small Cap Portfolio- 1.25% series contract ......................     497,011.585     135,345.652     107,189.038     525,168.199
  Small Cap Portfolio - 0.95% series contract .....................      44,803.439      12,282.761      17,847.196      39,239.004
Dreyfus Funds:
  Socially Responsible Growth Fund, Inc.- 1.25% series contract ...     434,635.915      77,873.155     112,469.660     400,039.410
  Socially Responsible Growth Fund, Inc.- 0.95% series contract ...      75,498.440      12,804.581      25,949.555      62,353.466
  Stock Index Fund- 1.25% series contract .........................   1,109,281.281     213,925.774     274,649.007   1,048,558.048
  Stock Index Fund -0.95% series contract .........................      90,073.242      21,930.908      37,704.212      74,299.938
Janus Aspen Series:
  Aggressive Growth Portfolio- 1.25% series contract ..............     546,207.775     142,487.061     132,931.465     555,763.371
  Aggressive Growth Portfolio- 0.95% series contract ..............      48,050.435      14,629.402      24,096.650      38,583.187
  Balanced Portfolio- 1.25% series contract .......................   1,333,874.478     198,632.943     328,051.311   1,204,456.110
  Balanced Portfolio -0.95% series contract .......................     260,316.867      35,657.351     114,930.246     181,043.972
  Capital Appreciation Portfolio- 1.25% series contract ...........     362,749.000     128,587.872      90,022.629     401,314.243
  Capital Appreciation Portfolio -0.95% series contract ...........      40,351.889      11,908.113      17,816.247      34,443.755
  Worldwide Growth Portfolio - 1.25% series contract ..............   1,054,009.275     180,567.717     244,764.750     989,812.242
  Worldwide Growth Portfolio -0.95% series contract ...............     131,698.513      48,932.255      78,390.829     102,239.939
Janus Aspen Select Series:
  International Growth Portfolio - 1.25% series contract ..........         667.414      16,025.669         342.774      16,350.309
  International Growth Portfolio- 0.95% series contract ...........         262.813       1,366.878         229.001       1,400.690
Merrill Lynch Variable Series Funds, Inc.:
  Basic Value Focus Fund- 1.25% series contract ...................     220,538.862      59,965.739      55,714.699     224,789.902
  Basic Value Focus Fund- 0.95% series contract ...................      16,787.723       3,645.014       5,964.365      14,468.372
  Domestic Money Market Fund- 1.25% series contract ...............   1,058,892.677   1,067,003.664   1,089,665.227   1,036,231.114
  Domestic Money Market Fund- 0.95% series contract ...............      94,401.066     519,274.733     516,326.157      97,349.642
  Global Allocation Fund- 1.25% series contract ...................      28,565.341      10,304.181       6,107.267      32,762.255
  Global Allocation Fund -0.95% series contract ...................       3,198.649         988.662         859.408       3,327.903
  High Current Income Fund- 1.25% series contract .................     128,766.852      30,201.449      37,894.949     121,073.352
  High Current Income Fund -0.95% series contract .................       4,231.419       1,028.678         606.824       4,653.273
PBHG Insurance Series Fund, Inc.:
  Growth II Portfolio -1.25% series contract ......................      91,885.173      32,031.144      26,140.347      97,775.970
  Growth II Portfolio - 0.95% series contract .....................      12,073.001       4,974.634       6,878.885      10,168.750
  Mid Cap Value Portfolio- 1.25% series contract ..................      37,028.918     153,628.752      49,628.486     141,029.184
  Mid Cap Value Portfolio -0.95% series contract ..................       5,265.692       8,220.433       7,794.043       5,692.082
  Select Value Portfolio -1.25% series contract ...................      36,523.745      75,268.742      38,614.560      73,177.927
  Select Value Portfolio-0.95% series contract ....................       2,389.527       1,915.663       2,669.615       1,635.575
  Technology & Communications Portfolio- 1.25% series contract ....     423,362.421     222,459.907     130,516.755     515,305.573
  Technology & Communications Portfolio - 0.95% series contract ...      46,082.723      10,897.697      22,326.660      34,653.760
Strong Funds:
  Opportunity Fund II- 1.25% series contract ......................     249,224.634      77,497.527      68,647.404     258,074.757
  Opportunity Fund II -0.95% series contract ......................      27,807.522       8,076.677      11,573.836      24,310.363
The Universal Institutional Funds, Inc.:
  Core Plus Fixed Income Portfolio - 1.25% series contract ........     145,193.003     102,034.862      69,203.158     178,024.707
  Core Plus Fixed Income Portfolio - 0.95% series contract ........      29,266.032       8,080.290      12,631.887      24,714.435
  U.S. Real Estate Portfolio- 1.25% series contract ...............      92,598.879      56,427.481      34,269.441     114,756.919
  U.S. Real Estate Portfolio -0.95% series contract ...............       8,156.784       8,127.573       3,856.042      12,428.315

                      ANNUITY INVESTORS VARIABLE ACCOUNT A
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2003

(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS

                                                                         At December 31, 2003
                                                        -------------------------------------------------------
                                                          Units               Unit Value             Net Assets
                    Subaccount                            (000s)                Range                  (000s)
---------------------------------------------------     ----------     -------------------------     ----------
AIM Variable Insurance Funds:
   Capital Development Fund .......................             26     $ 9.804995     $ 9.883003     $      257
   Government Securities Fund .....................             75      11.221802      11.310994            843
   Premier Equity Fund ............................             49       7.538570       7.598567            368
Scudder VIT Funds:
   EAFE Equity Index ..............................             33       7.474308       7.578657            248
   Equity 500 Index ...............................            147       8.174142       8.288159          1,200
   Small Cap Index ................................             58      12.612134      12.788062            729
Dreyfus Variable Investment Fund:
   Appreciation Portfolio .........................            708      19.100406      19.563663         13,553
   Growth and Income Portfolio ....................            302      11.918628      12.156933          3,602
   Developing Leaders Portfolio ...................            600      15.186341      15.490036          9,118
Dreyfus Funds:
   Socially Responsible Growth Fund, Inc ..........            458      14.571838      14.925582          6,697
   Stock Index Fund ...............................          1,134      18.093861      18.532770         20,545
Janus Aspen Series:
   Mid Cap Growth Portfolio .......................            593      13.793001      14.127926          8,188
   Balanced Portfolio .............................          1,287      22.103519      22.639931         28,544
   Capital Appreciation Portfolio .................            440       8.210347       8.324912          3,619
   Worldwide Growth Portfolio .....................          1,039      18.716398      19.170490         19,487
Janus Aspen Select Series:
   International Growth Portfolio .................             31       8.125022       8.189672            248
Merrill Lynch Variable Series Funds, Inc.:
   Basic Value Fund ...............................            249      22.810796      23.364000          5,689
   Domestic Money Market Fund .....................          1,058       1.223020       1.248072          1,297
   Global Allocation Fund .........................             48      15.606859      15.985507            754
   High Current Income Fund .......................            130      14.173673      14.509685          1,842
PBHG Insurance Series Fund, Inc.:
   Growth II Portfolio ............................            111       9.204171       9.388370          1,021
   Mid Cap Portfolio ..............................            196      10.747126      10.832611          2,109
   Select Value Portfolio .........................            111       7.912817       7.975756            882
   Technology & Communications Portfolio ..........            625       7.816494       7.973005          4,893
Strong Funds:
   Opportunity Fund II ............................            317      18.014249      18.374335          5,713
The Van Kampen Universal Institutional Funds, Inc.:
   Core Plus Fixed Income Portfolio ...............            241      14.431713      14.720184          3,479
   U.S. Real Estate Portfolio .....................            130      19.408863      19.796868          2,535

                                                                       Year Ended December 31, 2003
                                                       ---------------------------------------------------------
                                                          Investment         Expenses Ratio      Total Return
                    Subaccount                         Income Ratio (1)         Range (2)          Range (3)
---------------------------------------------------    ----------------     ---------------    -----------------
AIM Variable Insurance Funds:
   Capital Development Fund .......................         0.00%           0.95%     1.25%    33.69%     34.09%
   Government Securities Fund .....................         2.69%           0.95%     1.25%    -0.18%      0.12%
   Premier Equity Fund ............................         0.33%           0.95%     1.25%    23.54%     23.90%
Scudder VIT Funds:
   EAFE Equity Index ..............................         3.68%           0.95%     1.25%    31.71%     32.10%
   Equity 500 Index ...............................         1.19%           0.95%     1.25%    26.58%     26.95%
   Small Cap Index ................................         0.57%           0.95%     1.25%    44.62%     45.05%
Dreyfus Variable Investment Fund:
   Appreciation Portfolio .........................         1.39%           0.95%     1.25%    19.67%     20.03%
   Growth and Income Portfolio ....................         0.79%           0.95%     1.25%    25.01%     25.38%
   Developing Leaders Portfolio ...................         0.03%           0.95%     1.25%    30.07%     30.45%
Dreyfus Funds:
   Socially Responsible Growth Fund, Inc ..........         0.11%           0.95%     1.25%    24.45%     24.82%
   Stock Index Fund ...............................         1.43%           0.95%     1.25%    26.78%     27.16%
Janus Aspen Series:
   Mid Cap Growth Portfolio .......................         0.00%           0.95%     1.25%    33.44%     33.83%
   Balanced Portfolio .............................         2.16%           0.95%     1.25%    12.64%     12.98%
   Capital Appreciation Portfolio .................         0.48%           0.95%     1.25%    19.05%     19.40%
   Worldwide Growth Portfolio .....................         1.05%           0.95%     1.25%    22.46%     22.83%
Janus Aspen Select Series:
   International Growth Portfolio .................         0.88%           0.95%     1.25%    32.87%     33.27%
Merrill Lynch Variable Series Funds, Inc.:
   Basic Value Fund ...............................         1.17%           0.95%     1.25%    31.59%     31.98%
   Domestic Money Market Fund .....................         0.71%           0.95%     1.25%    -0.42%     -0.18%
   Global Allocation Fund .........................         3.38%           0.95%     1.25%    33.03%     33.42%
   High Current Income Fund .......................         8.53%           0.95%     1.25%    26.53%     26.91%
PBHG Insurance Series Fund, Inc.:
   Growth II Portfolio ............................         0.00%           0.95%     1.25%    24.15%     24.52%
   Mid Cap Portfolio ..............................         0.00%           0.95%     1.25%    32.66%     33.05%
   Select Value Portfolio .........................         2.59%           0.95%     1.25%    16.83%     17.18%
   Technology & Communications Portfolio ..........         0.00%           0.95%     1.25%    43.54%     43.97%
Strong Funds:
   Opportunity Fund II ............................         0.08%           0.95%     1.25%    35.32%     35.72%
The Van Kampen Universal Institutional Funds, Inc.:
   Core Plus Fixed Income Portfolio ...............         0.83%           0.95%     1.25%     3.35%      3.65%
   U.S. Real Estate Portfolio .....................         0.00%           0.95%     1.25%    35.82%     36.22%

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note: The Company has adopted SOP 03-5 for the period ended December 31, 2003.
      As permitted by SOP 03-5, the Company has not restated financial highlight data for prior periods.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2002

(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS - CONTINUED


                                                                   At December 31, 2002
                                                        --------------------------------------------
                                                         Units         Unit Value         Net Assets
               Subaccount                               (000s)     Lowest to Highest        (000s)
------------------------------------------------------  ------  ------------------------  ----------
AIM Variable Insurance Funds:
   Capital Development Fund ..........................      10  $  7.334169  $  7.370640  $       72
   Government Securities Fund ........................      60    11.241738    11.297507         671
   Premier Equity Fund ...............................      37     6.102239     6.132598         224
Scudder VIT Funds:
   EAFE Equity Index .................................      26     5.674858     5.737051         146
   Equity 500 Index ..................................     152     6.457855     6.528559         982
   Small Cap Index ...................................      30     8.720926     8.816430         260
Dreyfus Variable Investment Fund:
   Appreciation Portfolio ............................     702    15.960299    16.299009      11,219
   Growth and Income Portfolio .......................     307     9.534145     9.695996       2,929
   Developing Leaders Portfolio ......................     564    11.675766    11.874026       6,598
Dreyfus Funds:
   Socially Responsible Growth Fund, Inc .............     462    11.709016    11.957769       5,430
   Stock Index Fund ..................................   1,123    14.271840    14.574778      16,048
Janus Aspen Series:
   Mid Cap Growth Portfolio ..........................     594    10.336855    10.556531       6,152
   Balanced Portfolio ................................   1,386    19.622780    20.039462      27,263
   Capital Appreciation Portfolio ....................     436     6.896673     6.972208       3,008
   Worldwide Growth Portfolio ........................   1,092    15.283446    15.607910      16,723
Janus Aspen Select Series:
   International Growth Portfolio ....................      18     6.114832     6.145252         109
Merrill Lynch Variable Series Funds, Inc.:
   Basic Value Fund ..................................     239    17.334671    17.702540       4,153
   Domestic Money Market Fund ........................   1,134     1.228164     1.250296       1,394
   Global Allocation Fund ............................      36    11.731935    11.981005         424
   High Current Income Fund ..........................     126    11.201432    11.433041       1,409
PBHG Insurance Series Fund, Inc.:
   Growth II Portfolio ...............................     108     7.413598     7.539592         802
   Mid Cap Portfolio .................................     147     8.101550     8.141829       1,189
   Select Value Portfolio ............................      75     6.772767     6.806434         507
   Technology & Communications Portfolio .............     550     5.445411     5.538023       2,998
Strong Funds:
   Opportunity Fund II ...............................     282    13.312659    13.538586       3,765
The Van Kampen Universal Institutional Funds, Inc.:
   Core Plus Fixed Income Portfolio ..................     203    13.964428    14.201357       2,837
   U.S. Real Estate Portfolio ........................     127    14.290620    14.533174       1,821

                                                                           Year Ended December 31, 2002
                                                        -----------------------------------------------------------
                                                          Investment         Expenses Ratio         Total Return
               Subaccount                               Income Ratio (1)  Lowest to Highest (2)   Lowest to Highest
------------------------------------------------------  ----------------  ---------------------  ------------------
AIM Variable Insurance Funds:
   Capital Development Fund ..........................        0.00%        0.95%        1.25%    -22.33%    -22.10%
   Government Securities Fund ........................        3.64%        0.95%        1.25%      8.24%      8.56%
   Premier Equity Fund ...............................        0.79%        0.95%        1.25%    -31.12%    -30.92%
Scudder VIT Funds:
   EAFE Equity Index .................................        2.92%        0.95%        1.25%    -22.57%    -22.34%
   Equity 500 Index ..................................        2.10%        0.95%        1.25%    -23.28%    -23.05%
   Small Cap Index ...................................        0.98%        0.95%        1.25%    -21.57%    -21.33%
Dreyfus Variable Investment Fund:
   Appreciation Portfolio ............................        2.43%        0.95%        1.25%    -17.74%    -17.50%
   Growth and Income Portfolio .......................        1.02%        0.95%        1.25%    -26.25%    -26.03%
   Developing Leaders Portfolio ......................        0.10%        0.95%        1.25%    -20.12%    -19.88%
Dreyfus Funds:
   Socially Responsible Growth Fund, Inc .............        0.15%        0.95%        1.25%    -29.82%    -29.62%
   Stock Index Fund ..................................        2.54%        0.95%        1.25%    -23.32%    -23.09%
Janus Aspen Series:
   Mid Cap Growth Portfolio ..........................        0.00%        0.95%        1.25%    -28.83%    -28.61%
   Balanced Portfolio ................................        4.16%        0.95%        1.25%     -7.60%     -7.33%
   Capital Appreciation Portfolio ....................        0.15%        0.95%        1.25%    -16.71%    -16.47%
   Worldwide Growth Portfolio ........................        2.18%        0.95%        1.25%    -26.42%    -26.20%
Janus Aspen Select Series:
   International Growth Portfolio ....................        0.00%        0.95%        1.25%    -26.68%    -26.46%
Merrill Lynch Variable Series Funds, Inc.:
   Basic Value Fund ..................................        0.66%        0.95%        1.25%    -18.78%    -18.54%
   Domestic Money Market Fund ........................        3.05%        0.95%        1.25%      0.19%      0.42%
   Global Allocation Fund ............................        7.17%        0.95%        1.25%     -9.28%     -9.01%
   High Current Income Fund ..........................       21.42%        0.95%        1.25%     -2.68%     -2.39%
PBHG Insurance Series Fund, Inc.:
   Growth II Portfolio ...............................        0.00%        0.95%        1.25%    -31.29%    -31.08%
   Mid Cap Portfolio .................................        0.00%        0.95%        1.25%    -19.66%    -19.42%
   Select Value Portfolio ............................        0.56%        0.95%        1.25%    -26.00%    -25.77%
   Technology & Communications Portfolio .............        0.00%        0.95%        1.25%    -54.56%    -54.42%
Strong Funds:
   Opportunity Fund II ...............................        0.85%        0.95%        1.25%    -27.72%    -27.51%
The Van Kampen Universal Institutional Funds, Inc.:
   Core Plus Fixed Income Portfolio ..................        2.43%        0.95%        1.25%      6.00%      6.32%
   U.S. Real Estate Portfolio ........................        6.34%        0.95%        1.25%     -2.01%     -1.72%

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2001

(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS - CONTINUED

                                                                 At December 31, 2002
                                                    ---------------------------------------------
                                                    Units        Unit Value            Net Assets
              Subaccount                           (000s)     Lowest to   Highest        (000s)
----------------------------------------------      ----   ------------------------    ----------
AIM Variable Insurance Funds:
 Capital Development Fund (*) ................         1   $  9.442643  $  9.461431     $    14
 Government Securities Fund(*) ...............         8     10.385882    10.406491          83
 Premier Equity Fund(*) ......................        17      8.859412     8.877046         151
Scudder VIT Funds:
 EAFE Equity Index ...........................        26      7.328677     7.387006         191
 Equity 500 Index ............................       149      8.416925     8.483809       1,256
 Small Cap Index .............................        25     11.118707    11.207088         275
Dreyfus Variable investment Fund:
 Appreciation Portfolio ......................       724     19.403096    19.756078      14,072
 Growth and Income Portfolio .................       319     12.927945    13.108367       4,130
 Developing Leaders Portfolio ................       542     14.617148    14.821220       7,929
Dreyfus Funds:
 Socially Responsible Growth Fund, Inc .......       510     16.685382    16.989241       8,535
 Stock Index Fund ............................     1,199     18.612764    18.951395      22,354
Janus Aspen Series:
 Mid Cap Growth Portfolio ....................       594     14.523289    14.787902       8,643
 Balanced Portfolio ..........................     1,594     21.236842    21.623493      33,956
 Capital Appreciation Portfolio ..............       403      8.280678     8.346510       3,341
 Worldwide Growth Portfolio ..................     1,186     20.772109    21.150108      24,679
Janus Aspen Select Series:
 International Growth Portfolio(*) ...........         1      8.339414     8.356012           8
Merrill Lynch Variable Series Funds, Inc.:
 Basic Value Fund ............................       237     21.343769    21.732023       5,072
 Domestic Money Market Fund ..................     1,153      1.225846     1.245058       1,416
 Global Allocation Fund ......................        32     12.932132    13.167527         412
 High Current Income Fund ....................       133     11.510137    11.713319       1,532
PBHG Insurance Series Fund, inc.:
 Growth II Portfolio .........................       104     10.789433    10.940187       1,123
 Mid Cap Portfolio(*) ........................        42     10.084362    10.104428         427
 Select Value Portfolio(*) ...................        39      9.151792     9.169998         356
 Technology & Communications Portfolio .......       469     11.983282    12.150826       5,633
Strong Funds:
 Opportunity Fund II .........................       277     18.419012   18.675985        5,110
The Van Kampen Universal Institutional Funds,
 Inc.:
 Core Plus Fixed Income Portfolio ............       174     13.173691   13.357514        2,304
 U.S. Real Estate Portfolio ..................       101     14.584113   14,787690        1,471

                                                                Periods Ended December 31, 2001
                                                     -----------------------------------------------------------
                                                       Investment       Expenses Ratio           Total Return
              Subaccount                             Income Ratio (1)  Lowest to Highest (2)   Lowest to Highest
----------------------------------------------       ----------------  --------------------    -----------------
AIM Variable Insurance Funds:
  Capital Development Fund (*) ...............           0.00%          0.95%     1.25%         -5.57%   -5.39%
  Government Securities Fund(*) ..............           5.66%          0.95%     1.25%          3.86%    4.06%
  Premier Equity Fund(*) .....................           0.25%          0.95%     1.25%        -11.41%  -11.23%
Scudder VIT Funds:
  EAFE Equity Index ..........................           0.00%          0.95%     1.25%        -25.62%  -25.40%
  Equity 500 Index ...........................           0.76%          0.95%     1.25%        -13.27%  -13.01%
  Small Cap Index ............................           0.67%          0.95%     1.25%          0.80%    1.10%
Dreyfus Variable investment Fund:
  Appreciation Portfolio .....................           0.83%          0.95%     1.25%        -10.44%  -10.17%
  Growth and Income Portfolio ................           0.50%          0.95%     1.25%         -7.02%   -6.74%
  Developing Leaders Portfolio ...............           0.42%          0.95%     1.25%         -7.28%   -7.01%
Dreyfus Funds:
  Socially Responsible Growth Fund, Inc ......           0.06%          0.95%     1.25%        -23.54%  -23.31%
  Stock Index Fund ...........................           1.08%          0.95%     1.25%        -13.27%  -13.01%
Janus Aspen Series:
  Mid Cap Growth Portfolio ...................           0.00%          0.95%     1.25%        -40.20%  -40.02%
  Balanced Portfolio .........................           2.60%          0.95%     1.25%         -5.85%   -5.57%
  Capital Appreciation Portfolio .............           1.27%          0.95%     1.25%        -22.65%  -22.41%
  Worldwide Growth Portfolio .................           0.46%          0.95%     1.25%        -23.40%  -23.17%
Janus Aspen Select Series:
  International Growth Portfolio(*) ..........           0.28%          0.95%     1.25%        -16.61%  -16,44%
Merrill Lynch Variable Series Funds, Inc.:
  Basic Value Fund ...........................           1.03%          0.95%     1.25%          2.96%    3.27%
  Domestic Money Market Fund .................           3.73%          0.95%     1.25%          2.14%    2.35%
  Global Allocation Fund ....................            1.42%          0.95%     1.25%         -9.99%   -9.72%
  High Current Income Fund ...................          11.07%          0.95%     1.25%          2.72%    3.03%
PBHG Insurance Series Fund, inc.:
  Growth II Portfolio ........................           0.00%          0.95%     1.25%        -41.21%  -41.03%
  Mid Cap Portfolio(*) .......................           0.67%          0.95%     1.25%          0.84%    1.04%
  Select Value Portfolio(*) ..................           1.04%          0.95%     1.25%         -8.48%   -8.30%
  Technology & Communications Portfolio ......          28.42%          0.95%     1.25%        -52.91%  -52.77%
Strong Funds:
  Opportunity Fund II ........................           0.40%          0.95%     1.25%         -4.90%   -4.61%
The Van Kampen Universal Institutional Inc.:
  Core Plus Fixed Income Portfolio ...........           4.92%          0.95%     1.25%          7.96%    8.29%
  U.S. Real Estate Portfolio .................           4.26%          0.95%     1.25%          8.48%    8.80%

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period.

Note: Year ended unless otherwise noted.

      (*) Period from May 1, 2001 (commencement of operations) to December 31, 2001.

ANNUITY INVESTORS LIFE INSURANCE COMPANY

Financial Statements

Years ended December 31, 2003 and 2002
with Report of Independent Auditors

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY

                              FINANCIAL STATEMENTS
                     YEARS ENDED DECEMBER 31, 2003 AND 2002

                                    CONTENTS

Report of Independent Auditors.................................  1
Audited Financial Statements

Balance Sheets ................................................  2
Income Statements .............................................  3
Statements of Changes in Stockholder's Equity..................  4
Statements of Cash Flows ......................................  5
Notes to Financial Statements..................................  6

                         REPORT OF INDEPENDENT AUDITORS

Board of Directors
Annuity Investors Life Insurance Company

We have audited the accompanying balance sheets of Annuity Investors Life Insurance Company as of December 31, 2003 and 2002, and the related statements of income, stockholder's equity, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Annuity Investors Life Insurance Company at December 31, 2003 and 2002, and the results of its operations and its cash flows for the years then ended in conformity with accounting principles generally accepted in the United States.


                                                  /s/ Ernst & Young LLP

February 12, 2004
Cincinnati, Ohio

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                             (DOLLARS IN THOUSANDS)

                                                                                   DECEMBER 31
                                                                           --------------------------
                                                                              2003           2002
                                                                           -----------    -----------
ASSETS
Invested assets:
   Fixed maturities - at market (amortized cost - $569,920 and $458,482)   $   590,382    $   478,054
   Policy loans                                                                 10,325          8,600
   Cash and short-term investments                                               3,588         35,782
                                                                           -----------    -----------

         Total investments                                                     604,295        522,436

Accrued investment income                                                        7,035          6,188
Unamortized insurance acquisition costs, net                                    77,461         68,208
Receivables from affiliates                                                        416          3,792
Other assets                                                                     2,304          5,748
Variable annuity assets (separate accounts)                                    568,466        455,142
                                                                           -----------    -----------

     Total assets                                                          $ 1,259,977    $ 1,061,514
                                                                           ===========    ===========

LIABILITIES
Annuity benefits accumulated                                               $   581,880    $   496,888
Accounts payable, accrued expenses, and other liabilities                        4,578         10,104
Variable annuity liabilities (separate accounts)                               568,466        455,142
                                                                           -----------    -----------

     Total liabilities                                                       1,154,924        962,134
                                                                           -----------    -----------

STOCKHOLDER'S EQUITY
Common stock, par value - $125 per share:
   - 25,000 shares authorized
   - 20,000 shares issued and outstanding                                        2,500          2,500
Capital surplus                                                                100,550        100,550
Retained deficit                                                                (1,734)        (6,325)
Unrealized gains on marketable securities, net                                   3,737          2,655
                                                                           -----------    -----------

     Total stockholder's equity                                                105,053         99,380
                                                                           -----------    -----------

Total liabilities and stockholder's equity                                 $ 1,259,977    $ 1,061,514
                                                                           ===========    ===========

See accompanying notes to financial statements.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                                INCOME STATEMENTS
                                 (IN THOUSANDS)

                                                      DECEMBER 31
                                                  --------------------
                                                    2003        2002
                                                  --------    --------
REVENUES:
   Net investment income                          $ 30,314    $ 26,486
   Realized gains on investments                       445         442
   Annuity policy charges                           10,541      10,472
   Other income                                        859         485
                                                  --------    --------

                                                    42,159      37,885

COSTS AND EXPENSES:
   Annuity benefits                                 19,497      20,795
   Insurance acquisition expenses                    8,922      19,563
   Other expenses                                    6,677       5,497
                                                  --------    --------

                                                    35,096      45,855
                                                  --------    --------

Operating earnings (losses) before income taxes      7,063      (7,970)
(Provision) benefit for income taxes                (2,472)      2,800
                                                  --------    --------

NET INCOME (LOSS)                                 $  4,591    $ (5,170)
                                                  ========    ========

See accompanying notes to financial statements.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                                 (IN THOUSANDS)

                                                                  DECEMBER 31
                                                             ----------------------
                                                               2003         2002
                                                             ---------    ---------
COMMON STOCK:
   Balance at beginning and end of year                      $   2,500    $   2,500
                                                             =========    =========

CAPITAL SURPLUS:
   Balance at beginning of year                              $ 100,550    $  70,550
   Capital contribution by parent                                    -       30,000
                                                             ---------    ---------
   Balance at end of year                                    $ 100,550    $ 100,550
                                                             =========    =========

RETAINED EARNINGS (DEFICIT):
   Balance at beginning of year                              $  (6,325)   $  (1,155)
   Net income (loss)                                             4,591       (5,170)
                                                             ---------    ---------
   Balance at end of year                                    $  (1,734)   $  (6,325)
                                                             =========    =========

UNREALIZED GAINS (LOSSES), NET:
    Balance at beginning of year                             $   2,655    $     (83)
    Change during year                                           1,082        2,738
                                                             ---------    ---------
    Balance at end of year                                   $   3,737    $   2,655
                                                             =========    =========

COMPREHENSIVE INCOME (LOSS):
     Net income (loss)                                       $   4,591    $  (5,170)
     Other comprehensive income - change in net unrealized
               gains on marketable securities                    1,082        2,738
                                                             ---------    ---------
     Comprehensive gain (loss)                               $   5,673    $  (2,432)
                                                             =========    =========

See accompanying notes to financial statements.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                                 (IN THOUSANDS)

                                                                                   DECEMBER 31
                                                                              ----------------------
                                                                                 2003        2002
                                                                              ---------    ---------
Cash flows from operating activities:
Net income (loss)                                                             $   4,591    $  (5,170)
Adjustments:
   Benefits to annuity policyholders                                             18,352       20,795
   Amortization of insurance acquisition costs                                    7,781       18,305
   Depreciation and amortization                                                    158         (165)
   Realized gains on investments, net                                              (445)        (442)
   Increase in insurance acquisition costs                                      (16,120)     (16,693)
   Increase in accrued investment income                                           (847)        (866)
   Increase (decrease) in payable to affiliates, net                              3,395       (3,166)
   (Decrease) increase in other liabilities                                      (2,583)         584
   (Decrease) increase in other assets                                            3,377       (4,669)
   Other, net                                                                     1,100         (242)
                                                                              ---------    ---------

      Cash inflows from operating activities                                     18,759        8,271

Cash flows from investing activities:
   Purchases of investments in:
      Fixed maturity investments                                               (338,606)    (246,930)
      Securities purchased not paid                                              (3,486)       3,486
    Sales of:
      Fixed maturity investments                                                228,223      142,290
    Increase in policy loans                                                     (1,725)      (1,367)
                                                                              ---------    ---------

      Cash outflows from investing activities                                  (115,594)    (102,521)

Cash flows from financing activities:
    Annuity receipts, net of separate account activity                          125,790      124,996
    Annuity surrenders, benefits, and withdrawals, net of separate accounts     (62,115)     (50,521)
    Capital contribution from parent                                                  -       30,000
    Net transfers from variable annuity assets                                      966       20,807
                                                                              ---------    ---------

      Cash inflows from financing activities                                     64,641      125,282

Net (decrease) increase in cash and short-term investments                      (32,194)      31,032
Beginning cash and short-term investments                                        35,782        4,750
                                                                              ---------    ---------
Ending cash and short-term investments                                        $   3,588    $  35,782
                                                                              =========    =========

See accompanying notes to financial statements.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2003 AND 2002

A. DESCRIPTION OF THE COMPANY

Annuity Investors Life Insurance Company ("AILIC" or "the Company"), a stock life insurance company domiciled in the state of Ohio, is an indirectly owned subsidiary of Great American Financial Resources, Inc., ("GAFRI"), a publicly traded, financial services holding company of which American Financial Group, Inc. ("AFG") owned 82% as of December 31, 2003.

AILIC's products are variable and fixed annuities. The variable annuities are marketed to hospitals, educational institutions and other qualified and non-qualified markets. AILIC also writes individual fixed annuity products produced mainly by one large agency, primarily in the western part of the United States. In 2003 and 2002, the individual fixed annuity products represented approximately 41% and 26%, respectively, of total annuity receipts.

B. ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States. Preparation of the financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.

INVESTMENTS

All fixed maturity securities are considered "available for sale" and reported at fair value with unrealized gains and losses reported as a separate component of stockholders' equity. Short-term investments are carried at cost; policy loans are carried at the aggregate unpaid balance. Premiums and discounts on mortgage-backed securities are amortized over a period based on estimated future principal payments, including prepayments. Prepayment assumptions are reviewed periodically and adjusted to reflect actual prepayments and changes in expectations. The most significant determinants of prepayments are the differences between interest rates of the underlying mortgages and current mortgage loan rates and the structure of the security. Other factors affecting prepayments include the size, type and age of underlying mortgages, the geographic location of the mortgaged properties and the creditworthiness of the borrowers. Variations from anticipated prepayments will affect the life and yield of these securities.

Gains or losses on securities are determined on the specific identification basis. When a decline in the value of a specific investment is considered to be other than temporary, a provision for impairment is charged to earnings (included in realized gains) and the cost basis of that investment is reduced.

Emerging Issues Task Force Issue No. 99-20 ("EITF 99-20") established a new standard for recognizing interest income and impairment on certain asset-backed investments. Interest income on these investments is recorded at a yield based on projected cash flows. The yield is adjusted prospectively to reflect actual cash flows and changes in projected amounts. Impairment losses on these investments must be recognized when (i) the fair value of the security is less than its cost basis and (ii) there has been an adverse change in the expected cash flows. Impairments are recognized as a component of net realized gains and losses.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           DECEMBER 31, 2003 AND 2002

INSURANCE ACQUISITION COSTS AND EXPENSES

Unamortized insurance acquisition costs consist of deferred policy acquisition costs ("DPAC"). Insurance acquisition expenses in the income statement reflect primarily the amortization of DPAC. In addition, certain commission costs are expensed as paid and included in insurance acquisition expenses. All other uncapitalized acquisition costs such as marketing expenses are included in "Other Expenses."

DPAC (principally commissions, advertising, policy issuance and sales expenses that vary with and are primarily related to the production of new business) is deferred to the extent that such costs are deemed recoverable.

DPAC is amortized, with interest, in relation to the present value of expected gross profits on the policies. These expected gross profits consist principally of estimated future net investment income and surrender, mortality and other variable annuity policy charges, less estimated future interest on policyholders' funds, policy administration expenses and death benefits in excess of account values.

To the extent that realized gains and losses result in adjustments to the amortization of DPAC, such adjustments are reflected as components of realized gains. DPAC is also adjusted, net of tax, for the change in amortization that would have been recorded if the unrealized gains (losses) from securities had actually been realized. This adjustment is included in "Unrealized gains on marketable securities, net" in the stockholder's equity section of the balance sheet.

ANNUITY BENEFITS ACCUMULATED

Annuity receipts and benefit payments are recorded as increases or decreases in "annuity benefits accumulated" rather than as revenue and expense. Increases in this liability for interest credited are charged to expense and decreases for surrender charges are credited to annuity policy charges. Reserves for fixed annuities are generally recorded at the stated annuitization value.

VARIABLE ANNUITY ASSETS AND LIABILITIES

Separate accounts related to variable annuities represent deposits invested in underlying investment funds on which AILIC earns a fee. Investment funds are selected and may be changed only by the policyholder, who retains investment risk.

Separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered, and for which the contract holder, rather than AILIC, bears the investment risk. Assets of the separate accounts are not chargeable with liabilities incurred in any other business operation of AILIC. Separate account assets are reported at market value. Fees charged on separate account policyholder account values are included in annuity policy charges.

INCOME TAXES

AILIC is part of the American Financial Group, Inc. ("AFG") tax group. AILIC has a separate tax allocation agreement with AFG that designates how tax payments are shared by members of the tax group. In general, AILIC computes taxes on a separate return basis. The tax allocation agreement with AFG has not impacted the recognition of income tax expense and income tax payable in AILIC's financial statements.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           DECEMBER 31, 2003 AND 2002

BENEFIT PLANS

GAFRI provides retirement benefits to qualified employees of participating companies through the GAFRI Retirement and Savings Plan. Under the retirement fund portion of the Plan, contributions are at the discretion of the GAFRI Board of Directors and are invested primarily in GAFRI common stock. Under the savings fund portion of the Plan, GAFRI matches a percentage of employee contributions. Employees have been permitted to direct the investment of their contributions to independently managed investment funds. Matching contributions to the savings fund portion of the Plan are also invested in accordance with participant elections. Company contributions to the Plan are charged against earnings in the year for which they are declared.

GAFRI and certain of its subsidiaries provide certain benefits to eligible retirees. The projected future cost of providing these benefits is expensed over the period the employees earn such benefits.

STATEMENT OF CASH FLOWS

For cash flow purposes, "investing activities" are defined as making and collecting loans and acquiring and disposing of debt or equity instruments and property and equipment. "Financing activities" include annuity receipts, benefits and withdrawals and obtaining resources from owners and providing them with a return on their investments. All other activities are considered "operating." Short-term investments having original maturities of three months or less when purchased are considered to be cash equivalents for purposes of the financial statements.

FAIR VALUE OF FINANCIAL INSTRUMENTS

Methods and assumptions used in estimating fair values are described below. These fair values represent point-in-time estimates of value that might not be particularly relevant in predicting AILIC's future earnings or cash flows.

Investment Securities: When available, fair values are based on prices quoted in the most active market for each security. If quoted prices are not available, fair value is estimated based on present values, discounted cash flows, fair value of comparable securities or similar methods.

Annuity Reserves: The fair value of the liability for annuities in the payout phase is assumed to be the present value of the anticipated cash flows, discounted at current interest rates. Fair value of annuities in the accumulation phase is assumed to be the policyholders' cash surrender amount. The aggregate fair value of all reserve liabilities approximates their carrying value.

The carrying amounts reported in the accompanying balance sheets for cash, short-term investments and policy loans approximate their fair values.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           DECEMBER 31, 2003 AND 2002

C. INVESTMENTS

Fixed maturity investments at December 31 consisted of the following (in thousands):

                                                            2003
                                            --------------------------------------
                                                                  Gross Unrealized
                                            Amortized    Market   ----------------
                                               Cost      Value     Gains   Losses
                                            ---------  ---------  -------  -------
U.S. Government and government agencies
  and authorities                           $ 122,545  $ 125,508  $ 3,122  $   159
Public utilities                               60,022     63,421    3,758      359
Mortgage-backed securities                    137,673    137,241    1,279    1,711
All other corporate                           249,680    264,212   15,348      816
                                            ---------  ---------  -------  -------
                                            $ 569,920  $ 590,382  $23,507  $ 3,045
                                            =========  =========  =======  =======

                                                             2002
                                            --------------------------------------
                                                                  Gross Unrealized
                                            Amortized    Market   ----------------
                                              Cost       Value     Gains   Losses
                                            ---------  ---------  -------  -------
U.S. Government and government agencies
  and authorities                           $  86,014  $  90,933  $ 4,919  $     -
Public utilities                               43,472     44,326    2,334    1,480
Mortgage-backed securities                    128,492    132,679    4,661      474
Redeemable preferred stock                         59         75       16        -
All other corporate                           200,445    210,041   13,448    3,852
                                            ---------  ---------  -------  -------
                                            $ 458,482  $ 478,054  $25,378  $ 5,806
                                            =========  =========  =======  =======

The following table shows gross unrealized losses on fixed maturities by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2003 (in thousands):

                                           Twelve Months or Less   More Than Twelve Months
                                           ---------------------   -----------------------
                                           Unrealized    Market       Unrealized  Market
                                              Loss       Value           Loss     Value
                                           ----------    ------       ----------  ------
U.S. Government and government agencies
     and authorities                         $  159     $ 57,439         $  -     $    -
Corporate Bonds                               2,290      131,609          596      7,465
                                             ------     --------         ----     ------
Total fixed maturity investments             $2,449     $189,048         $596     $7,465
                                             ======     ========         ====     ======

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           DECEMBER 31, 2003 AND 2002

The table below sets forth the scheduled maturities of AILIC's fixed maturity investments based on market value as of December 31, 2003 (in thousands). Data based on amortized cost is generally the same.

Maturity
--------
      One year or less                                 $  2,997
      After one year through five years                 154,820
      After five years through ten years                203,562
      After ten years                                    91,762
                                                       --------
            Subtotal                                    453,141

      Mortgage-backed securities                        137,241
                                                       --------
Total bonds by maturity                                $590,382
                                                       ========

The expected maturities in the foregoing table may differ from the contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

Proceeds from sales of fixed maturity investments were $228.3 million in 2003 and $142.3 million in 2002. Gross realized gains of $2.8 million and $2.8 million and gross realized losses of $1.3 million and $0.4 million were realized on those sales during 2003 and 2002, respectively.

At December 31, 2003 and 2002, U.S. Treasury Notes with a carrying value of $7.2 million were on deposit as required by the insurance departments of various states.

The Company reported realized losses of approximately $1.1 million and $2.0 million in 2003 and 2002, respectively, as a result of the write down of impaired bonds and preferred stock.

Net investment income consisted of the following (in thousands):

                                            2003         2002
                                           -------     --------
Bonds                                      $30,167     $ 26,168
Preferred stocks                                 -           47
Short-term investments                         246          374
Cash on hand and on deposit                     20           (5)
Policy loans                                   705          514
                                           -------     --------
Gross investment income                     31,138       27,098

Investment expenses                           (824)        (612)
                                           -------     --------
Net investment income                      $30,314     $ 26,486
                                           =======     ========

AILIC's investment portfolio is managed by a subsidiary of AFG. Investment expenses included investment management charges related to this subsidiary of $0.8 million in 2003 and $0.6 million in 2002.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           DECEMBER 31, 2003 AND 2002

D. INSURANCE ACQUISITION EXPENSES

In 2003 and 2002, DPAC charges of $2.8 million and $13.5 million resulted from the actual performance of the equity markets and a reduction of assumed future returns. Poor performance in the equity markets could lead to additional DPAC write-offs or a charge to earnings in order to accrue for guaranteed minimum death benefits included in the variable products. (See Note H - "Recent Accounting Standards").

E. STOCKHOLDER'S EQUITY

The payment of dividends by AILIC to shareholders is limited and can only be made from earned profits unless prior approval is received from the Ohio Insurance Commissioner. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the Ohio Insurance Commissioner is also subject to restrictions relating to statutory surplus and net income. In 2003, AILIC cannot pay dividends without prior approval of the Ohio Insurance Commissioner.

Total statutory capital and surplus for the Company at December 31, 2003 and 2002, respectively, was $50.0 million and $38.6 million. The Company received capital contributions of $30.0 million in 2002 from its parent in order to meet statutory capital requirements.

The change in net unrealized gains on marketable securities included the following (in thousands):

                                                   2003                   2002
                                          ----------------------  -------------------------
                                          Pretax   Taxes   Net    Pretax   Taxes      Net
                                          ------  ------  ------  ------  --------   ------
Unrealized holding gains (losses) on
  securities arising during the period    $2,110  $ (739) $1,371  $4,654  $ (1,629)  $3,025
Realized losses (gains) on securities       (445)    156    (289)   (442)      155     (287)
                                          ------  ------  ------  ------  --------   ------
Change in net unrealized gains (losses)
   on marketable securities               $1,665  $ (583) $1,082  $4,212  $ (1,474)  $2,738
                                          ======  ======  ======  ======  ========   ======

F. FEDERAL INCOME TAXES

The differences in income taxes computed at the statutory rate of 35% and income taxes as shown in the income statement are related to permanent tax adjustments in 2003 and 2002. There were no material permanent tax adjustments in 2003 and 2002.

The significant components of deferred tax assets and liabilities, excluding the effects of unrealized gains and losses on marketable securities, included in the Balance Sheets were as follows (in thousands):

                                                     December 31,
                                              -----------   -----------
                                                 2003          2002
                                              -----------   -----------
Deferred tax assets:
   Investment securities                      $         -   $     1,010
   Policyholder liabilities                        16,202        12,077

Deferred tax liabilities:
   Unamortized insurance acquisition costs    $   (24,719)  $   (21,544)

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           DECEMBER 31, 2003 AND 2002

G. RELATED PARTY TRANSACTIONS

AILIC has an agreement with GAFRI, subject to the direction of the Finance Committee of AILIC, whereby GAFRI, along with services provided by American Money Management, Inc. (an affiliate), provides for management and accounting services related to the investment portfolio. In 2003 and 2002, AILIC paid $0.8 million and $0.6 million, respectively, in investment management fees.

AILIC has an agreement with Great American Advisors, Inc. ("GAA"), a wholly owned subsidiary of GAFRI, whereby GAA is the principal underwriter and distributor of AILIC's variable contracts. AILIC pays GAA for acting as underwriter under a distribution agreement. In 2003 and 2002, AILIC paid $3.7 million and $3.5 million, respectively, in commissions to GAA.

Certain administrative, management, accounting, actuarial, data processing, collection and investment services are provided under agreements between AILIC and affiliates based on actual costs incurred. In 2003 and 2002, AILIC paid $6.2 million and $5.2 million, respectively, for services to affiliates.

H. RECENT ACCOUNTING STANDARD

In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 03-1 ("SOP"), "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts." The most significant accounting implications to AILIC of the SOP are as follows: (1) amortizing DPAC over the life of deferred annuity contracts excluding the annuitization phase; and (2) establishing an additional liability for guaranteed minimum death benefits for variable annuity contracts.

The Company will adopt the SOP effective January 1, 2004 and it will be reported as a cumulative effect of change in accounting principles in the 2004 results of operation. Although interpretation of accounting for certain items covered by the SOP has not been finalized, the effect of initially adopting this SOP is not expected to have a material impact on the Company.

PART C
OTHER INFORMATION - 33-59861

ITEM 24  FINANCIAL STATEMENTS AND EXHIBITS

(a)      Financial Statements

         All required financial Statements are included in Parts A or B of this Registration Statement.

(b)      Exhibits

         (1) Resolution of the Board of Directors of Annuity Investors Life Insurance Company(R) authorizing establishment of Annuity Investors(R) Variable Account A. (1/)

         (2)      Not Applicable

         (3) (a) Distribution Agreement between Annuity Investors Life Insurance Company(R) and AAG Securities, Inc. (n/k/a Great American Advisors(R), Inc.) (2/)

                  (b) Revised Form of Selling Agreement between Annuity Investors Life Insurance Company(R), Great American Advisors(R), Inc. and another Broker-Dealer. (12/)

         (4)      Group Contract Forms, Certificate Forms and Endorsements.

                  (a)      Group Contract Forms and Endorsements

                           (i) Form of Group Flexible Premium Deferred Annuity Contract. (1/)

                           (ii) Form of Enhanced Group Flexible Premium Deferred Annuity Contract. (1/)

                           (iii)    Form of Loan Endorsement to Group Contract.
                                    (1/)

                           (iv) Form of Employer Plan Endorsement to Group Contract. (1/)

                           (v) Form of Tax Sheltered Annuity Endorsement to Group Contract. (1/)

                           (vi) Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract. (1/)

                           (vii) Form of Long-Term Care Waiver Rider to Group Contract. (1/)

                           (viii)   Form of Section 457 Plan/Deferred
                                    Compensation Endorsement to Group Contract.
                                    (1/)

                           (ix) Revised Form of Employer Plan Endorsement to Group Contract. (4/)

                           (x) Revised Form of Tax Sheltered Annuity Endorsement Group Contract. (4/)

                           (xi) Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract. (4/)

                           (xii) Form of Governmental Section 457 Plan Endorsement to Group Contract. (4/)

                  (b)      Certificate of Participation Forms and Endorsements.

                           (i)      Form of Certificate of Participation. (1/)

                           (ii) Form of Certificate of Participation under Enhanced Contract. (1/)

                           (iii)    Form of Loan Endorsement to Certificate.
                                    (1/)

                           (iv) Form of Employer Plan Endorsement to Certificate. (1/)

                           (v) Form of Tax Sheltered Annuity Endorsement to Certificate. (1/)

                           (vi) Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate. (1/)

                           (vii) Form of Long-Term Care Waiver Rider to Certificate. (1/)

                           (viii) Form of Deferred Compensation Endorsement to Certificate. (5/)

                           (ix) Revised Form of Employer Plan Endorsement to Certificate. (4/)

                           (x) Revised Form of Tax Sheltered Annuity Endorsement to Certificate. (4/)

                           (xi) Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate. (4/)

                           (xii) Form of Governmental Section 457 Plan Endorsement to Certificate. (4/)

                  (c) Group Contract Form and Certificate of Participation for use in South Dakota. (1/)

                           (i) Form of Group Flexible Premium Deferred Annuity Contract for use in South Dakota. (6/)

                           (ii) Form of Certificate of Participation for use in South Dakota. (6/)

                  (d) Group Contract Form and Certificate of Participation Form for use in Wisconsin.

                           (i) Form of Group Flexible Premium Deferred Annuity Contract for use in Wisconsin. (6/)

                           (ii) Form of Certificate of Participation for use in Wisconsin. (6/)

                  (e)      Certificate of Participation Form for use in North
                  Dakota.

                           (i) Form of Certificate of Participation for use in North Dakota. (6/)

                  (f)      Form of Endorsement for use in Virginia.

                           (i) Form of Employer Plan Endorsement to Group Contract for use in Virginia. (6/)

                           (ii) Form of Employer Plan Endorsement to Certificate of Participation for use in Virginia. (6/)

                           (iii) Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract for use in Virginia. (6/)

                           (iv) Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation for use in Virginia. 6/

                           (v) Form of Tax Sheltered Annuity Endorsement to Group Contract for use in Virginia. (6/)

                  (g)      Form of Successor Owner Endorsement to Group
                  Contract. (8/)

                  (h) Form of Successor Owner Endorsement to Certificate of Participant under a Group Contract. (8/)

                  (i) Form of Texas Optional Retirement Program Endorsement to Group Contract. (10/)

                  (j) Form of Texas Optional Retirement Program Endorsement to Certificate of Participation under a Group Contract. (10/)

                  (k) Form of Individual Retirement Annuity Endorsement to Group Contract. (11/)

                  (l) Form of Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract. (11/)

                  (m) Form of SIMPLE Individual Retirement Annuity Endorsement to Group Contract. (11/)

                  (n) Form of SIMPLE Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract. (11/)

                  (o) Form of Roth Individual Retirement Annuity Endorsement to Group Contract. (11/)

                  (p) Form of Roth Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract. (11/)

         (5) (a) Form of Application for Group Flexible Premium Deferred Annuity Contract. (1/)

                           (i)      Alternative Form of Application. (7/)

                           (ii)     Alternative Form of Application. (4/)

                  (b) Form of Participant Enrollment Form under a Group Flexible Premium Deferred Annuity Contract (ERISA). (1/)

                  (c) Form of Participant Enrollment Form under Group Flexible Premium Deferred Annuity Contract (Non-ERISA). (7/)

                  (d) Revised form of Application for Group Flexible Premium Deferred Annuity Contract and Individual Flexible Premium Deferred Annuity Contract or Certificate of Participation under a Group Contract. (13/)

         (6) (a) Articles of Incorporation of Annuity Investors Life Insurance Company(R). (7/)

                           (i) Amendment to Articles of Incorporation, adopted April 9, 1996 and approved by Secretary of State of Ohio on July 11, 1996. (7/)

                           (ii) Amendment to Articles of Incorporation adopted August 9, 1996 and approved by Secretary of State of Ohio on December 3, 1996. (7/)

                  (b) Code of Regulations of Annuity Investors Life Insurance Company. (6/)

         (7)      Not Applicable.

         (8) (a) Participation Agreement between Annuity Investors Life Insurance Company and Dreyfus Variable Investment Fund. (2/)

                  (b) Participant Agreement between Annuity Investors Life Insurance Company and Dreyfus Stock Index Fund. (2/)

                  (c) Participation Agreement between Annuity Investors Life Insurance Company and The Dreyfus Socially Responsible Growth Fund, Inc.(2/)

                  (d) Participation Agreement between Annuity Investors Life Insurance Company and Janus Aspen Series. (2/)

                  (e) Participation Agreement with Merrill Lynch Variable Series Fund, Inc.

                           (i) Participation Agreement between Annuity Investors Life Insurance Company and Merrill Lynch Variable Series Funds, Inc. (2/)

                           (ii) Amended and Restated Participation Agreement between Annuity Investors Life Insurance Company and Merrill Lynch Variable Series Funds, Inc. (2/)

                  (iii) Amendment to Amended and Restated Fund Participation Agreement between Annuity Investors Life Insurance Company and Merrill Lynch Variable Series Funds, Inc.(14/)

                  (f) Service Agreement between Annuity Investors Life Insurance Company and American Annuity Group, Inc. (n/k/a Great American Financial Resources(R), Inc.). (2/)

                  (g) Agreement between AAG Securities, Inc. (n/k/a Great American Advisors(sm), Inc.) and AAG Insurance Agency, Inc. (2/)

                  (h) Investment Services Agreement between Annuity Investors Life Insurance Company and American Annuity Group, Inc. (n/k/a Great American Financial Resources(R), Inc.). (2/)

                           (i) Agreement between Annuity Investors Life Insurance Company and Merrill Lynch Asset Management, L.P. (6/)

                  (j) Participation Agreement between Annuity Investors Life Insurance Company and Morgan Stanley Universal Institutional Funds, Inc. (n/k/a Van Kampen Universal Institutional Funds, Inc.). (7/)

                  (k) Participation Agreement between Annuity Investors Life Insurance Company and Strong Special Fund II, Inc.(n/k/a Strong Opportunity Fund II). (7/)

                  (l) Participation Agreement between Annuity Investors Life Insurance Company and PBHG Insurance Series Fund, Inc. (7/)

                           (i) Amendment to Fund Participation Agreement between Annuity Investors Life Insurance Company and PBHG Insurance Series Fund, Inc.(14/)

                  (m) Amended and Restated Agreement between The Dreyfus Corporation and Annuity Investors Life Insurance Company. (7/)

                  (n) Service Agreement between Annuity Investors Life Insurance Company and Janus Capital Corporation. (7/)

                  (o) Service Agreement between Annuity Investors Life Insurance Company and Strong Capital Management, Inc. (4/)

                  (p) Service Agreement between Annuity Investors Life Insurance Company and Pilgrim Baxter Associates, Ltd. (4/)

                  (q) Service Agreement between Annuity Investors Life Insurance Company and Morgan Stanley Asset Management, Inc. (4/)

                  (r) Participation Agreement between BT Insurance Funds, Inc. (f/k/a/ Deutsche Asset Management VIT Funds, n/k/a Scudder VIT Funds) Bankers Trust (n/k/a Deutsche Asset Management) and Annuity Investors Life Insurance Company. (9/)

                  (s) Service Agreement between Bankers Trust Company (n/k/a Deutsche Asset Management)and Annuity Investors Life Insurance Company.(9/)

         (9)      Opinion and Consent of Counsel. (1/)

         (10)     Consent of Independent Auditors (filed herewith)

         (11)     No Financial Statements are omitted from item 23.

         (12)     Not Applicable.

         (13)     Schedule for Computation of Performance Quotations. (7/)

         (14)     Not Applicable.

         (15)     Powers of Attorney (filed herewith)

1/       Filed with Pre-Effective Amendment No. 2 to Form N-4 on November 8,
1995

2/       Filed with Pre-Effective Amendment No. 3 to Form N-4 on December 4,
1995

3/       Incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors Variable Account B SEC File No. 333-19725 on November 17, 1998

4/       Filed with Post-Effective Amendment No. 3 to Form N-4 on April 29, 1998

5/       Filed with Form N-4 on June 2, 1995

6/       Filed with Post-Effective Amendment No. 1 to Form N-4 on April 24, 1996

7/       Filed with Post-Effective Amendment No. 2 to Form N-4 on April 29, 1997

8/       Incorporated by reference to Post-Effective Amendment to No. 5, filed on behalf of Annuity Investors Variable Account B SEC File No. 333-19725 on February 26, 1999.

9/       Incorporated by reference to Pre-Effective Amendment No. 3, filed on behalf of Annuity Investors Variable Account A, SEC '33 File No. 33-65409 '40 Act File 811-07299 on February 26, 1999.

10/      Incorporated by reference to Pre-Effective Amendment No. 1, filed on behalf of Annuity Investors Variable Account B, SEC '33 Act File No. 333-19725, '40 Act File No. 811-08017, on June 3, 1997.

11/      Incorporated by reference to Post-Effective Amendment No. 4 filed on behalf of Annuity Investors Variable Account B, SEC '33 Act File No. 333-19725, '40 Act File No. 811-08017, on February 1, 1999.

12/      Incorporated by reference to Post Effective Amendment No. 7, filed on behalf of Annuity Investors Variable Account B, SEC '33 Act File No. 333-19725, '40 Act File no. 811-08017, on April 28, 2000.

13/      Incorporated by reference to Post Effective Amendment No.8, filed on behalf of Annuity Investors Variable Account B, SEC '33 Act File No. 333-19725, '40 Act File no. 811-08017, on April 30, 2001.

14/      Incorporated by reference to Post Effective Amendment No.4, filed on behalf of Annuity Investors Variable Account C, SEC '33 Act File No. 333-88300, '40 Act File No. 811-21095, on or about April 29, 2004.

ITEM 25. DIRECTORS AND OFFICERS OF ANNUITY INVESTORS LIFE INSURANCE COMPANY

                                              PRINCIPAL                          POSITIONS AND OFFICES
              NAME                         BUSINESS ADDRESS                         WITH THE COMPANY
-----------------------------------        ----------------         -------------------------------------------------
Charles R. Scheper                                (1)               President & Chief Executive Officer and Director
Stephen Craig Lindner                             (1)               Director
Mark Francis Muething                             (1)               Executive Vice President, Secretary, General
                                                                    Counsel & Secretary and Director
Christopher P. Miliano                            (1)               Director
Michael J. Prager                                 (1)               Director
Adrienne Kessling                                 (1)               Senior Vice President-Operations
Catherine A. Crume                                (1)               Senior Vice President-Licensing & Commissions

John P. Gruber                                    (1)               Vice President
James L. Henderson                                (1)               Vice President
John O'Shaughnessy                                (1)               Vice President & Actuary
Gary L. Peters                                    (1)               Vice President-Variable Annuity Sales
Dale Herr                                         (1)               Assistant Vice President & Actuary
D. Quentin Reynolds                               (1)               Assistant Vice President

Rebecca J. Schriml                                (1)               Assistant Vice President
Richard Sutton                                    (1)               Assistant Vice President & Chief Actuary
Richard L. Magoteaux                              (1)               Treasurer
William C. Ellis                                  (1)               Assistant Treasurer
Thomas E. Mischell                                (1)               Assistant Treasurer

(1) P.O. Box 5423, Cincinnati, Ohio 45201-5423

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR AND REGISTRANT.

The Depositor, Annuity Investors Life Insurance Company(R) , is a wholly owned subsidiary of Great American(R) Life Insurance Company, which is a wholly owned subsidiary of Great American Financial Resources(R), Inc. The Registrant, Annuity Investors Variable Account A, is a segregated asset account of Annuity Investors(R) Life Insurance Company.

The following chart indcates the persons controlled by or under common control with the Company:

                                                                             STATE OF                 DATE OF
                      AFG ORGANIZATIONAL CHART                               DOMICILE              INCORPORATION
----------------------------------------------------------------------------------------------------------------
American Financial Group, Inc.                                              Ohio                    07/01/1997
  __American Financial Capital Trust I                                      Delaware                09/14/1996
  __American Financial Corporation (Name Holding Company)                   Ohio                    08/27/1963
  __American Financial Enterprises, Inc.                                    Connecticut             01/01/1871
  __American Money Management Corporation                                   Ohio                    03/01/1973
  __American Security Transfer Company Limited Partnership                  Ohio                    01/01/1991
  __APU Holding Company                                                     Ohio                    10/15/2003
     __American Premier Underwriters, Inc.                                  Pennsylvania            04/13/1846
         __The Ann Arbor Railroad Company                                   Michigan                09/21/1895
         __The Associates of the Jersey Company                             New Jersey              11/10/1804
         __Cal Coal, Inc.                                                   Illinois                05/30/1979
         __Delbay Corporation                                               Delaware                12/27/1962
         __GAI (Bermuda) Ltd.                                               Bermuda                 04/06/1998
            __GAI Insurance Company, Ltd.                                   Bermuda                 09/18/1989
         __Great Southwest Corporation                                      Delaware                10/25/1978
            __World Houston, Inc.                                           Delaware                05/30/1974
         __Hangar Acquisition Corp.                                         Ohio                    10/06/1995
         __The Indianapolis Union Railway Company                           Indiana                 11/19/1872
         __Lehigh Valley Railroad Company                                   Pennsylvania            04/21/1846
         __The New York and Harlem Railroad Company                         New York                04/25/1831
         __The Owasco River Railway, Inc.                                   New York                06/02/1881
         __PCC Real Estate, Inc.                                            New York                12/15/1986
            __PCC Chicago Realty Corp.                                      New York                12/23/1986
            __PCC Gun Hill Realty Corp.                                     New York                12/18/1985
            __PCC Michigan Realty, Inc.                                     Michigan                11/09/1987
            __PCC Scarsdale Realty Corp   .                                 New York                06/01/1986
               __Scarsdale Depot Associates, L.P.                           Delaware                05/05/1989
         __PCC Technical Industries, Inc.                                   California              03/07/1955
            __ESC, Inc.                                                     California              11/02/1962
            __Marathon Manufacturing Companies, Inc.                        Delaware                11/18/1983
               __Marathon Manufacturing Company                             Delaware                12/07/1979
            __PCC Maryland Realty Corp.                                     Maryland                08/18/1993
            __Penn Camarillo Realty Corp.                                   California              11/24/1992
         __Penn Central Energy Management Company                           Delaware                05/11/1987
         __Penn Towers, Inc.                                                Pennsylvania            08/01/1958
         __Pennsylvania-Reading Seashore Lines                              New Jersey              06/14/1901
         __Pittsburgh and Cross Creek Railroad Company                      Pennsylvania            08/14/1970
         __PLLS, Ltd.                                                       Washington              05/14/1990
         __Premier Lease & Loan Services Insurance Agency, Inc.             Washington              12/27/1983
            __Premier Lease & Loan Insurance Services B.V.                  The Netherlands         08/24/1999
         __Premier Lease & Loan Services of Canada, Inc.                    Washington              02/28/1991
         __Republic Indemnity Company of America                            California              12/05/1972
            __Republic Indemnity Company of California                      California              10/13/1982
            __Republic Indemnity Medical Management, Inc.                   California              03/25/1996

                                                                          % OF STOCK
                                                                            OWNED BY
                                                                           IMMEDIATE
                                                                             PARENT
              AFG ORGANIZATIONAL CHART                                      COMPANY                   NATURE OF BUSINESS
---------------------------------------------------------------------------------------------------------------------------------
American Financial Group, Inc.                                                             Diversified Financial Holding Company
  __American Financial Capital Trust I                                        100          Statutory Business Trust
  __American Financial Corporation (Name Holding Company)                     100          Inactive
  __American Financial Enterprises, Inc.                                      100(2)       Closed End Investment Company
  __American Money Management Corporation                                     100          Securities Management Company
  __American Security Transfer Company Limited Partnership                  93.34(2)       Limited Partnership
  __APU Holding Company                                                       100          Holding Company
     __American Premier Underwriters, Inc.                                    100          Diversified Company
         __The Ann Arbor Railroad Company                                      99          Inactive
         __The Associates of the Jersey Company                               100          Inactive
         __Cal Coal, Inc.                                                     100          Inactive
         __Delbay Corporation                                                 100          Inactive
         __GAI (Bermuda) Ltd.                                                 100          Holding Company
            __GAI Insurance Company, Ltd.                                     100          Reinsurance
         __Great Southwest Corporation                                        100          Real Estate Developer
            __World Houston, Inc.                                             100          Real Estate Developer
         __Hangar Acquisition Corp.                                           100          Aircraft Investment
         __The Indianapolis Union Railway Company                             100          Inactive
         __Lehigh Valley Railroad Company                                     100          Inactive
         __The New York and Harlem Railroad Company                            97          Inactive
         __The Owasco River Railway, Inc.                                     100          Inactive
         __PCC Real Estate, Inc.                                              100          Holding Company
            __PCC Chicago Realty Corp.                                        100          Real Estate Developer
            __PCC Gun Hill Realty Corp.                                       100          Real Estate Developer
            __PCC Michigan Realty, Inc.                                       100          Real Estate Developer
            __PCC Scarsdale Realty Corp   .                                   100          Real Estate Developer
               __Scarsdale Depot Associates, L.P.                              80          Real Estate Developer
         __PCC Technical Industries, Inc.                                     100          Holding Company
            __ESC, Inc.                                                       100          Inactive
            __Marathon Manufacturing Companies, Inc.                          100          Holding Company
               __Marathon Manufacturing Company                               100          Inactive
            __PCC Maryland Realty Corp.                                       100          Real Estate Holding Company
            __Penn Camarillo Realty Corp.                                     100          Real Estate Holding Company
         __Penn Central Energy Management Company                             100          Inactive
         __Penn Towers, Inc.                                                  100          Inactive
         __Pennsylvania-Reading Seashore Lines                              66.67          Inactive
         __Pittsburgh and Cross Creek Railroad Company                         83          Inactive
         __PLLS, Ltd.                                                         100          Insurance Agency
         __Premier Lease & Loan Services Insurance Agency, Inc.               100          Insurance Agency
            __Premier Lease & Loan Insurance Services B.V.                    100          Insurance Agency
         __Premier Lease & Loan Services of Canada, Inc.                      100          Insurance Agency
         __Republic Indemnity Company of America                              100          Workers' Compensation Insurance
            __Republic Indemnity Company of California                        100          Workers' Compensation Insurance
            __Republic Indemnity Medical Management, Inc.                     100          Inactive

                                                                             STATE OF                DATE OF
                      AFG ORGANIZATIONAL CHART                               DOMICILE             INCORPORATION
-----------------------------------------------------------------------------------------------------------------
       __Risico Management Corporation                                    Delaware               01/10/1989
       __Terminal Realty Penn Co.                                         District of Columbia   09/23/1968
American Financial Group, Inc.
 __APU Holding Company
    __American Premier Underwriters, Inc.
       __United Railroad Corp.                                            Delaware               11/25/1981
          __Detroit Manufacturers Railroad Company                        Michigan               01/30/1902
       __Waynesburg Southern Railroad Company                             Pennsylvania           09/01/1966
 __Dixie Terminal Corporation                                             Ohio                   04/23/1970
 __Fairmont Holdings, Inc.                                                Ohio                   12/15/1983
 __Flextech Holding Co., Inc.                                             Ohio                   08/31/2000
 __FWC Corporation                                                        Ohio                   03/16/1983
 __Great American Holding, Inc.                                           Ohio                   07/25/2002
    __Great American Security Insurance Company                           Ohio                   07/01/1987
    __Great American Spirit Insurance Company                             Indiana                04/05/1988
 __Great American Insurance Company                                       Ohio                   03/07/1872
    __AFC Coal Properties, Inc.                                           Ohio                   12/18/1996
    __American Empire Surplus Lines Insurance Company                     Delaware               07/15/1977
       __American Empire Insurance Company                                Ohio                   11/26/1979
          __American Empire Underwriters, Inc.                            Texas                  05/19/1976
    __American Signature Underwriters, Inc.                               Ohio                   04/08/1996
    __American Special Risk, Inc.                                         Illinois               12/29/1981
    __Aviation Specialty Managers, Inc.                                   Texas                  09/07/1965
    __Brothers Property Corporation                                       Ohio                   09/08/1987
       __Brothers Pennsylvanian Corporation                               Pennsylvania           12/23/1994
       __Brothers Port Richey Corporation                                 Florida                12/06/1993
       __Brothers Property Management Corporation                         Ohio                   09/25/1987
       __Brothers Railyard Corporation                                    Texas                  12/14/1993
    __Crop Managers Insurance Agency, Inc.                                Kansas                 08/09/1989
    __Dempsey & Siders Agency, Inc.                                       Ohio                   05/09/1956
    __El Aguila, Compania de Seguros, S.A. de C.V.                        Mexico                 11/24/1994
       __Financiadora de Primas Condor, S.A. de C.V.                      Mexico                 03/16/1998
    __FCIA Management Company, Inc.                                       New York               09/17/1991
    __GAI Warranty Company                                                Ohio                   01/25/2001
       __GAI Warranty Company of Florida                                  Florida                03/23/2001
    __GAI Warranty Company of Canada Inc.                                 Ontario (Quebec)       04/17/2002
    __The  Gains Group, Inc.                                              Ohio                   01/26/1982
    __Global Premier Finance Company                                      Ohio                   08/25/1998
    __Great American Agency of Texas, Inc.                                Texas                  01/25/1994
    __Great American Alliance Insurance Company                           Ohio                   09/11/1945
    __Great American Assurance Company                                    Ohio                   03/23/1905
    __Great American Claims Services, Inc.                                Delaware               06/10/1986
    __Great American Custom Insurance Services Illinois, Inc.             Illinois               07/08/1992
      Great American Custom Insurance Services, Inc.                      Ohio                   07/27/1983
       __Eden Park Insurance Brokers, Inc.                                California             02/13/1990
       __Great American Custom Insurance Services California              California             05/18/1992
       __Great American Custom Insurance Services Massachusetts, Inc      Massachusetts          04/11/1994
       __Great American Custom Solutions, Inc.                            California             07/22/1988
American Financial Group, Inc.
 __Great American Insurance Company
    __Great American Custom Insurance Services, Inc.

                                                                         % OF STOCK
                                                                          OWNED BY
                                                                          IMMEDIATE
                                                                           PARENT
                      AFG ORGANIZATIONAL CHART                             COMPANY                 NATURE OF BUSINESS
----------------------------------------------------------------------------------------------------------------------------------
       __Risico Management Corporation                                      100          Risk Management
       __Terminal Realty Penn Co.                                           100          Inactive
American Financial Group, Inc.
 __APU Holding Company
    __American Premier Underwriters, Inc.
       __United Railroad Corp.                                              100          Inactive
          __Detroit Manufacturers Railroad Company                           82          Inactive
       __Waynesburg Southern Railroad Company                               100          Inactive
 __Dixie Terminal Corporation                                               100          Real Estate Holding Company
 __Fairmont Holdings, Inc.                                                  100          Holding Company
 __Flextech Holding Co., Inc.                                               100          Packing Manufacturer
 __FWC Corporation                                                          100          Financial Services Company
 __Great American Holding, Inc.                                             100          Holding Company
    __Great American Security Insurance Company                             100          Property/Casualty Insurance
    __Great American Spirit Insurance Company                               100          Property/Casualty Insurance
 __Great American Insurance Company                                         100          Property/Casualty Insurance
    __AFC Coal Properties, Inc.                                             100          Real Estate Holding Company
    __American Empire Surplus Lines Insurance Company                       100          Excess and Surplus Lines Insurance
       __American Empire Insurance Company                                  100          Property/Casualty Insurance
          __American Empire Underwriters, Inc.                              100          Insurance Agency
    __American Signature Underwriters, Inc.                                 100          Insurance Agency
    __American Special Risk, Inc.                                           100          Insurance Broker/Managing General Agency
    __Aviation Specialty Managers, Inc.                                     100          Managing General Agency
    __Brothers Property Corporation                                          80          Real Estate Holding
       __Brothers Pennsylvanian Corporation                                 100          Real Estate Holding
       __Brothers Port Richey Corporation                                   100          Real Estate Holding
       __Brothers Property Management Corporation                           100          Real Estate Management
       __Brothers Railyard Corporation                                      100          Real Estate Holding
    __Crop Managers Insurance Agency, Inc.                                  100          Insurance Agency
    __Dempsey & Siders Agency, Inc.                                         100          Insurance Agency
    __El Aguila, Compania de Seguros, S.A. de C.V.                          100          Property/Casualty Insurance
       __Financiadora de Primas Condor, S.A. de C.V.                         99          Premium Finance
    __FCIA Management Company, Inc.                                         100          Servicing Agent
    __GAI Warranty Company                                                  100          Service Warranty Provider
       __GAI Warranty Company of Florida                                    100          Service Warranty Provider
    __GAI Warranty Company of Canada Inc.                                   100          Service Contract Provider
    __The  Gains Group, Inc.                                                100          Marketing of Advertising
    __Global Premier Finance Company                                        100          Premium Finance
    __Great American Agency of Texas, Inc.                                  100          Managing General Agency
    __Great American Alliance Insurance Company                             100          Property/Casualty Insurance
    __Great American Assurance Company                                      100          Property/Casualty Insurance
    __Great American Claims Services, Inc.                                  100          Management Holding Company
    __Great American Custom Insurance Services Illinois, Inc.               100          Underwriting Office
    __Great American Custom Insurance Services, Inc.                        100          Holding Company for E&S Agency/Brokerage
       __Eden Park Insurance Brokers, Inc.                                  100          Wholesale Agency/Brokerage for E&S Lines
       __Great American Custom Insurance Services California                100          Insurance Services
       __Great American Custom Insurance Services Massachusetts, Inc        100          Excess and Surplus Lines Broker
       __Great American Custom Solutions, Inc.                              100          Insurance Agency
American Financial Group, Inc.
 __Great American Insurance Company
    __Great American Custom Insurance Services, Inc.

                                                                       STATE OF                DATE OF
                   AFG ORGANIZATIONAL CHART                            DOMICILE             INCORPORATION
---------------------------------------------------------------------------------------------------------
        __Professional Risk Brokers of Connecticut, Inc.               Connecticut             07/09/1992
        __Professional Risk Brokers of Ohio, Inc.                      Ohio                    12/17/1986
        __Professional Risk Brokers, Inc.                              Illinois                03/01/1990
     __Great American E & S Insurance Company                          Delaware                02/28/1979
     __Great American Fidelity Insurance Company                       Delaware                01/12/1982
     __Great American Financial Resources, Inc.                        Delaware                11/23/1992
        __AAG Holding Company, Inc.                                    Ohio                    09/11/1996
           __American Annuity Group Capital Trust I                    Delaware                09/13/1996
           __American Annuity Group Capital Trust II                   Delaware                03/04/1997
           __American Annuity Group Capital Trust III                  Delaware                05/14/1997
           __Great American Financial Statutory Trust IV               Connecticut             04/21/2003
           __Great American Life Insurance Company                     Ohio                    12/15/1959
              __American Retirement Life Insurance Company             Ohio                    05/12/1978
              __Annuity Investors Life Insurance Company               Ohio                    11/13/1981
              __Charleston Harbor Marina, Inc.                         South Carolina          04/26/2002
              __CHATBAR, Inc.                                          Massachusetts           11/02/1993
              __Chatham Enterprises, Inc.                              Massachusetts           03/29/1954
              __Consolidated Financial Corporation                     Michigan                09/10/1985
              __Driskill Holdings, Inc.                                Texas                   06/07/1995
              __GALIC Brothers, Inc.                                   Ohio                    11/12/1993
              __Great American Life Assurance Company                  Ohio                    08/10/1967
              __Great American Life Insurance Company of New York      New York                12/31/1963
              __Loyal American Life Insurance Company                  Ohio                    05/18/1955
                 __ADL Financial Services, Inc.                        North Carolina          09/10/1970
                 __Purity Financial Corporation                        Florida                 12/12/1991
              __Manhattan National Life Insurance Company              Illinois                12/20/1956
              __Skipjack Marina Corp.                                  Maryland                06/24/1999
              __United Teacher Associates, Ltd.                        Texas                   12/17/1998
                 __United Teacher Associates Insurance Company         Texas                   12/15/1958
                    __United Agency Brokerage GP Inc.                  Texas                   05/19/2003
                       __United Agency Brokerage, LP                   Texas                   05/19/2003
        __AAG Insurance Agency of Alabama                              Alabama                 09/22/1995
        __AAG Insurance Agency of Texas, Inc.                          Texas                   06/02/1995
        __AAG Insurance Agency, Inc.                                   Kentucky                12/06/1994
           __AAG Insurance Agency of Massachusetts, Inc.               Massachusetts           05/25/1995
        __American DataSolutions International, Inc.                   Ohio                    08/24/2001
           __American Data Source India Private Limited                India                   09/03/1997
        __GALIC Disbursing Company                                     Ohio                    05/31/1994
        __Great American Advisors, Inc.                                Ohio                    12/10/1993
        __Great American Life Assurance Company of Puerto Rico         Puerto Rico             07/01/1964
        __Keyes-Graham Insurance Agency, Inc.                          Massachusetts           08/07/1981
        __Lifestyle Financial Investments, Inc.                        Ohio                    12/29/1993
           __Lifestyle Financial Investments Agency of Ohio, Inc       Ohio                    03/07/1994
        __Money-Plan International, Inc.                               Florida                 12/31/1979
American Financial Group, Inc.
  __Great American Insurance Company
     __Great American Financial Resources, Inc.
        __SPELCO (UK) Ltd.                                             United Kingdom
        __SWTC Hong Kong Ltd.                                          Hong Kong
        __SWTC, Inc.                                                   Delaware
     __Great American Insurance Agency, Inc.                           Ohio                    04/20/1999

                                                                       % OF STOCK
                                                                        OWNED BY
                                                                        IMMEDIATE
                                                                         PARENT
                  AFG ORGANIZATIONAL CHART                               COMPANY                    NATURE OF BUSINESS
---------------------------------------------------------------------------------------------------------------------------------
        __Professional Risk Brokers of Connecticut, Inc.                    100          Wholesale Agency/Brokerage for E&S Lines
        __Professional Risk Brokers of Ohio, Inc.                           100          Insurance Agency
        __Professional Risk Brokers, Inc.                                   100          Wholesale Agency/Brokerage for E&S Lines
     __Great American E & S Insurance Company                               100          Excess and Surplus Lines Insurance
     __Great American Fidelity Insurance Company                            100          Excess and Surplus Lines Insurance
     __Great American Financial Resources, Inc.                          82.55 (2)       Insurance Holding Company
        __AAG Holding Company, Inc.                                         100          Holding Company
           __American Annuity Group Capital Trust I                         100          Financing Entity
           __American Annuity Group Capital Trust II                        100          Financing Entity
           __American Annuity Group Capital Trust III                       100          Financing Entity
           __Great American Financial Statutory Trust IV                    100          Financing Entity
           __Great American Life Insurance Company                          100          Life Insurance
              __American Retirement Life Insurance Company                  100          Life Insurance
              __Annuity Investors Life Insurance Company                    100          Life Insurance
              __Charleston Harbor Marina, Inc.                            100 (2)        Marina Facility
              __CHATBAR, Inc.                                               100          Hotel Operator
              __Chatham Enterprises, Inc.                                   100          Real Estate Holding Company
              __Consolidated Financial Corporation                          100          Retirement & Financial Planning Company
              __Driskill Holdings, Inc.                             beneficial interest  Real Estate Manager
              __GALIC Brothers, Inc.                                         80          Real Estate Management
              __Great American Life Assurance Company                       100          Life Insurance
              __Great American Life Insurance Company of New York           100          Life Insurance Company
              __Loyal American Life Insurance Company                       100          Life Insurance
                 __ADL Financial Services, Inc.                             100          Inactive
                 __Purity Financial Corporation                             100          Credit Union Marketing
              __Manhattan National Life Insurance Company                   100          Life Insurance
              __Skipjack Marina Corp.                                       100          Marina Operator
              __United Teacher Associates, Ltd.                           100 (2)        Holding Company - Limited Partnership
                 __United Teacher Associates Insurance Company              100          Life Insurance Company
                    __United Agency Brokerage GP Inc.                       100          Intermediate Holding Company
                       __United Agency Brokerage, LP                        100          Insurance Agency
        __AAG Insurance Agency of Alabama                                   100          Insurance Agency
        __AAG Insurance Agency of Texas, Inc.                               100          Insurance Agency
        __AAG Insurance Agency, Inc.                                        100          Insurance Agency
           __AAG Insurance Agency of Massachusetts, Inc.                    100          Insurance Agency
        __American DataSolutions International, Inc.                        100          Data Processing & Holding Company
           __American Data Source India Private Limited                      99          Software Development
        __GALIC Disbursing Company                                          100          Payroll Servicer
        __Great American Advisors, Inc.                                     100          Broker-Dealer
        __Great American Life Assurance Company of Puerto Rico               99          Insurance Company
        __Keyes-Graham Insurance Agency, Inc.                               100          Insurance Agency
        __Lifestyle Financial Investments, Inc.                             100          Marketing Services
           __Lifestyle Financial Investments Agency of Ohio, Inc    beneficial interest  Insurance Agency
        __Money-Plan International, Inc.                                    100          Insurance Agency
American Financial Group, Inc.
  __Great American Insurance Company
     __Great American Financial Resources, Inc.
        __SPELCO (UK) Ltd.                                                   99          Inactive
        __SWTC Hong Kong Ltd.                                               100          Inactive
        __SWTC, Inc.                                                        100          Inactive
     __Great American Insurance Agency, Inc.                                100          Insurance Agency

                                                                         STATE OF               DATE OF
                       AFG ORGANIZATIONAL CHART                          DOMICILE            INCORPORATION
-----------------------------------------------------------------------------------------------------------
   __Great American Insurance Company of New York                       New York              08/22/1947
   __Great American Lloyd's Insurance Company                           Texas                 10/09/1979
   __Great American Lloyd's, Inc.                                       Texas                 08/02/1983
   __Great American Management Services, Inc.                           Ohio                  12/05/1974
   __Great American Protection Insurance Company                        Indiana               01/08/1990
   __Great American Re Inc.                                             Delaware              05/14/1971
   __Grizzly Golf Center, Inc.                                          Ohio                  11/08/1993
   __Key Largo Group, Inc.                                              Florida               02/25/1969
   __Mid-Continent Casualty Company                                     Oklahoma              02/26/1947
         __Mid-Continent Insurance Company                              Oklahoma              08/13/1992
         __Oklahoma Surety Company                                      Oklahoma              08/05/1968
   __National Interstate Corporation                                    Ohio                  01/26/1989
         __American Highways Insurance Agency (OH)                      Ohio                  06/29/1999
         __Explorer RV Insurance Agency, Inc.                           Ohio                  07/17/1997
         __Hudson Indemnity, Ltd.                                       Cayman Islands        06/12/1996
         __National Interstate Capital Trust I                          Delaware              05/22/2003
         __National Interstate Insurance Agency, Inc.                   Ohio                  02/13/1989
         __National Interstate Insurance Company                        Ohio                  02/10/1989
               __National Interstate Insurance Company of Hawaii, Inc   Hawaii                09/20/1999
         __Safety, Claims & Litigation Services, Inc.                   Pennsylvania          06/23/1995
   __PCC 38 Corp.                                                       Illinois              12/23/1996
   __Penn Central U.K. Limited                                          United Kingdom        10/28/1992
         __Insurance (GB) Limited                                       United Kingdom        05/13/1992
   __PLLS Canada Insurance Brokers Inc.                                 Ontario (Quebec)      06/13/2001
   __Pointe Apartments, Inc.                                            Minnesota             06/24/1993
   __Premier Dealer Services, Inc.                                      Illinois              06/24/1998
   __Transport Insurance Company                                        Ohio                  05/25/1976
         __Instech Corporation                                          Texas                 09/02/1975
   __Worldwide Casualty Insurance Company                               Ohio                  02/17/1981
__One East Fourth, Inc.                                                 Ohio                  02/03/1964
__Pioneer Carpet Mills, Inc.                                            Ohio                  04/29/1976
__Superior NWVN of Ohio, Inc.                                           Ohio                  05/05/2000
__TEJ Holdings, Inc.                                                    Ohio                  12/04/1984
__Three East Fourth, Inc.                                               Ohio                  08/10/1966

                                                                            % OF STOCK
                                                                             OWNED BY
                                                                             IMMEDIATE
                                                                              PARENT
                      AFG ORGANIZATIONAL CHART                                COMPANY                  NATURE OF BUSINESS
----------------------------------------------------------------------------------------------------------------------------------
   __Great American Insurance Company of New York                               100          Property/Casualty Insurance
   __Great American Lloyd's Insurance Company                           beneficial interest  Lloyd's Plan Insurer
   __Great American Lloyd's, Inc.                                               100          Corporate Attorney-in-Fact
   __Great American Management Services, Inc.                                   100          Data Processing and Equipment Leasing
   __Great American Protection Insurance Company                                100          Surplus Lines Insurer
   __Great American Re Inc.                                                     100          Reinsurance Intermediary
   __Grizzly Golf Center, Inc.                                                  100          Golf Course Management
   __Key Largo Group, Inc.                                                      100          Land Developer
   __Mid-Continent Casualty Company                                             100          Property/Casualty Insurance
         __Mid-Continent Insurance Company                                      100          Property/Casualty Insurance
         __Oklahoma Surety Company                                              100          Special Coverage Insurance Company
   __National Interstate Corporation                                             58          Holding Company
         __American Highways Insurance Agency (OH)                              100          Insurance Agency
         __Explorer RV Insurance Agency, Inc.                                   100          Insurance Agency
         __Hudson Indemnity, Ltd.                                               100          Property/Casualty Insurance
         __National Interstate Capital Trust I                                  100          Financing Entity
         __National Interstate Insurance Agency, Inc.                           100          Insurance Agency
         __National Interstate Insurance Company                                100          Property/Casualty Insurance
               __National Interstate Insurance Company of Hawaii, Inc           100          Property/Casualty Insurance
         __Safety, Claims & Litigation Services, Inc.                           100          Claims Third Party Administrator
   __PCC 38 Corp.                                                               100          Real Estate Holding Company
   __Penn Central U.K. Limited                                                  100          Insurance Holding Company
         __Insurance (GB) Limited                                               100          Property/Casualty Insurance
   __PLLS Canada Insurance Brokers Inc.                                          49          Insurance Agency
   __Pointe Apartments, Inc.                                                    100          Real Estate Holding Company
   __Premier Dealer Services, Inc.                                              100          Third Party Administrator
   __Transport Insurance Company                                                100          Property Casualty Insurance
         __Instech Corporation                                                  100          Claim and Claim Adjustment Services
   __Worldwide Casualty Insurance Company                                       100          Property/Casualty Insurance
__One East Fourth, Inc.                                                         100          Real Estate Holding Company
__Pioneer Carpet Mills, Inc.                                                    100          Inactive
__Superior NWVN of Ohio, Inc.                                                   100          Holding Company
__TEJ Holdings, Inc.                                                            100          Real Estate Holding Company
__Three East Fourth, Inc.                                                       100          Real Estate Holding Company

(1) Except Director's Qualifying Shares.

(2) Total percentage owned by parent shown and by other affiliated company(s).

ITEM 27. NUMBER OF CERTIFICATE OWNERS


As of March 31, 2004, there were 8820 Participants (Certificate Owners) in 141 Group Contracts.


ITEM 28. INDEMNIFICATION

         (a) The Code of Regulations of Annuity Investors Life Insurance Company provides in Article V as follows:

                  The Corporations shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other persons whom it may indemnify pursuant thereto.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 ("1933 Act") may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by the director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

         (b) The directors and officers of Annuity Investors Life Insurance Company are covered under a Directors and Officers Reimbursement Policy. Under the Reimbursement Policy, directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers, except to the extent the Company has indemnified them. In general, the term "loss" means any amount which the directors or officers are legally obligated to pay for a claim for Wrongful Acts. In general, the term "Wrongful Acts" means any breach of duty, neglect, error, misstatement, misleading statement, omission or act by a director or officer while acting individually or collectively in their capacity as such is claimed against them solely by reason of their being directors and officers. The limit of liability under the program is $20,000,000 for the policy year ending September 1, 2004. The primary policy under the program is with National Union Fire Insurance Company of Pittsburgh, PA, in the name of American Premier Underwriters, Inc.

ITEM 29. PRINCIPAL UNDERWRITER

         Great American Advisors(R), Inc. is the underwriter and distributor of the Contracts as defined in the Investment Company Act of 1940 ("1940 Act"). It is also the underwriter and distributor of Annuity Investors(R) Variable Account A.

         (a) Great American Advisors(R), Inc. does not act as a principal underwriter, depositor, sponsor or investment adviser for any investment company other than Annuity Investors(R) Variable Account A, Annuity Investors Variable Account B, and Annuity Investors Variable Account C.

         (b)      Directors and Officers of Great American Advisors(R), Inc.

Name and Principal                         Position with
Business Address                           Great American Advisors(R), Inc.
----------------                           -------------------------------
James Lee Henderson  (1)                   President Chief Compliance Officer
James T. McVey  (1)                        Chief Operating Officer and Senior Vice President
Mark Francis Muething  (1)                 Vice President, Secretary and Director
Peter J. Nerone  (1)                       Vice President
Paul Ohlin  (1)                            Treasurer
Thomas E. Mischell  (1)                    Assistant Treasurer
Fred J. Runk  (1)                          Assistant Treasurer

(1)      525 Vine Street, 7th Floor, Cincinnati, Ohio 45202

         (c)      Not Applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

         All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by Richard Magoteaux, Treasurer of the Company at the Administrative Office.

ITEM 31. MANAGEMENT SERVICES

         Not Applicable

ITEM 32. UNDERTAKINGS

         (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

         (b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) Registrant undertakes to deliver any Prospectus and Statement of Additional Information and any Financial Statements required to be made available under this Form promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.

         (d) The Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Post-Effective Amendment No. 9 to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on the 29th day of April, 2004.


                      ANNUITY INVESTORS VARIABLE ACCOUNT A
                                  (Registrant)

                           By: /s/ Charles R. Scheper
                               ----------------------
                               Charles R. Scheper*
                                   President,
                      Chief Executive Officer and Director
                   Annuity Investors Life Insurance Company(R)

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                                   (Depositor)

                           By: /s/ Charles R. Scheper
                               ----------------------
                               Charles R. Scheper*
                                   President,
                      Chief Executive Officer and Director

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 9 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


/s/ Richard Magoteaux                       Treasurer                  April 29, 2004
----------------------
Richard Magoteaux*

/s/ Stephen Craig Lindner                   Director                   April 29, 2004
--------------------------
Stephen Craig Lindner*

/s/ Christopher P. Miliano                  Director                   April 29, 2004
---------------------------
William Jack Maney, II*

/s/ Mark Francis Muething                   Director                   April 29, 2004
--------------------------
Mark Francis Muething*

/s/ Michael J. Prager                       Director                   April 29, 2004
---------------------
Michael J. Prager*

/s/ John P. Gruber                                                     April 29, 2004
------------------
John P. Gruber, as Attorney-in-Fact

                                 EXHIBIT INDEX

Exhibit No.              Description of Exhibit
-----------              ----------------------
(10)                     Consent of Auditors
(15)                     Powers of Attorney